UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-1027

Name of Registrant: Vanguard World Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: May 31, 2012

Item 1: Schedule of Investments

Vanguard U.S. Growth Fund

Schedule of Investments
As of May 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (94.0%)[1]
Consumer Discretionary (15.9%)
* priceline.com Inc.	140,960	88,169
NIKE Inc. Class B	654,700	70,825
* Amazon.com Inc.	213,640	45,486
Starbucks Corp.	759,300	41,678
Harley-Davidson Inc.	732,970	35,314
Staples Inc.	2,380,300	31,277
News Corp. Class A	1,369,150	26,288
Walt Disney Co.	554,630	25,352
Lowe's Cos. Inc.	923,090	24,665
* Apollo Group Inc. Class A	707,552	22,514
* AutoZone Inc.	52,050	19,793
Dunkin' Brands Group Inc.	534,650	17,360
Yum! Brands Inc.	239,400	16,844
* Sirius XM Radio Inc.	8,247,490	15,588
Abercrombie & Fitch Co.	443,260	14,867
Coach Inc.	200,900	13,551
DR Horton Inc.	796,520	13,222
* Fossil Inc.	172,410	12,614
Family Dollar Stores Inc.	171,720	11,634
* Discovery Communications Inc. Class A	208,700	10,456
* Tempur-Pedic International Inc.	169,260	7,822
* MGM Resorts International	707,790	7,665
Lennar Corp. Class A	265,720	7,251
PVH Corp.	78,300	6,342
Ralph Lauren Corp. Class A	27,850	4,144
Allison Transmission Holdings Inc.	97,460	1,800
* Ctrip.com International Ltd. ADR	87,867	1,617
* Michael Kors Holdings Ltd.	40,160	1,582
		595,720
Consumer Staples (3.7%)
* Green Mountain Coffee Roasters Inc.	1,421,322	33,543
Walgreen Co.	851,612	25,991
Mead Johnson Nutrition Co.	241,700	19,515
Colgate-Palmolive Co.	165,600	16,279
CVS Caremark Corp.	354,000	15,909
Wal-Mart Stores Inc.	218,010	14,350
Whole Foods Market Inc.	158,700	14,062
		139,649
Energy (7.7%)
EOG Resources Inc.	875,247	86,912
^ Kinder Morgan Inc.	1,562,555	53,424
Schlumberger Ltd.	686,550	43,424
National Oilwell Varco Inc.	502,280	33,527
Anadarko Petroleum Corp.	306,270	18,683
Ensco plc Class A	360,830	16,205
* Cameron International Corp.	285,460	13,043
* Cobalt International Energy Inc.	542,300	12,283
Occidental Petroleum Corp.	131,300	10,408

* Kinder Morgan Inc. Warrants Exp. 5/25/2017	819,392	1,868
		289,777
Exchange-Traded Fund (0.0%)
2 Vanguard Growth ETF	3,100	206

Financials (6.2%)
Progressive Corp.	2,531,600	55,012
* IntercontinentalExchange Inc.	432,300	52,935
CME Group Inc.	173,650	44,727
American Express Co.	536,200	29,936
JPMorgan Chase & Co.	660,900	21,909
* Affiliated Managers Group Inc.	141,000	14,533
T. Rowe Price Group Inc.	214,300	12,341
		231,393
Health Care (8.4%)
Allergan Inc.	960,735	86,706
Novo Nordisk A/S ADR	376,300	50,345
* Gilead Sciences Inc.	795,770	39,749
Perrigo Co.	299,100	31,074
* Edwards Lifesciences Corp.	335,190	28,615
UnitedHealth Group Inc.	386,630	21,562
* Hologic Inc.	1,149,380	19,264
Covidien plc	265,450	13,745
Agilent Technologies Inc.	306,275	12,453
* DaVita Inc.	144,200	11,716
		315,229
Industrials (8.0%)
Expeditors International of Washington Inc.	1,248,730	47,764
Caterpillar Inc.	275,600	24,148
Precision Castparts Corp.	131,900	21,923
Cummins Inc.	216,470	20,987
Boeing Co.	290,580	20,227
AMETEK Inc.	365,810	18,550
* Stericycle Inc.	207,600	18,115
WW Grainger Inc.	88,100	17,061
CH Robinson Worldwide Inc.	271,760	15,833
JB Hunt Transport Services Inc.	269,000	15,368
Union Pacific Corp.	131,100	14,604
Joy Global Inc.	259,900	14,518
Eaton Corp.	332,110	14,168
Donaldson Co. Inc.	378,200	13,528
* IHS Inc. Class A	130,026	12,871
* Jacobs Engineering Group Inc.	178,800	6,351
Norfolk Southern Corp.	44,500	2,916
		298,932
Information Technology (38.9%)
* Apple Inc.	595,405	343,983
QUALCOMM Inc.	2,383,995	136,627
* Google Inc. Class A	197,780	114,883
Mastercard Inc. Class A	270,965	110,150
Visa Inc. Class A	675,125	77,774
* VeriSign Inc.	1,800,430	68,830
* eBay Inc.	1,679,803	65,831
Intuit Inc.	1,067,600	60,031
* BMC Software Inc.	1,339,831	56,702
* Adobe Systems Inc.	1,701,700	52,838

	Altera Corp.			1,353,180	45,210
*	Teradata Corp.			646,800	42,999
	Oracle Corp.			1,576,440	41,728
	Broadcom Corp. Class A			863,730	27,942
*	Citrix Systems Inc.			346,758	25,341
*	EMC Corp.			819,535	19,546
*	Alliance Data Systems Corp.			154,260	19,437
	Accenture plc Class A			334,300	19,089
*	Juniper Networks Inc.			1,012,100	17,408
*	Acme Packet Inc.			731,560	16,738
*	Polycom Inc.			1,317,425	15,071
*	Trimble Navigation Ltd.			298,700	14,088
*	Cognizant Technology Solutions Corp. Class A			234,540	13,662
*	NetApp Inc.			418,035	12,441
*	VMware Inc. Class A			85,760	7,977
*	TIBCO Software Inc.			297,650	7,962
*	Salesforce.com Inc.			55,040	7,630
*	Facebook Inc. Class A			227,250	6,733
*	Rovi Corp.			259,490	6,339
*	Splunk Inc.			149,500	4,868
					1,459,858
Materials (2.7%)
	Syngenta AG ADR			835,500	53,731
	Monsanto Co.			338,100	26,101
	Praxair Inc.			171,740	18,246
	Walter Energy Inc.			76,620	3,712
					101,790
Telecommunication Services (2.5%)
*	Crown Castle International Corp.			1,450,886	79,218
*	SBA Communications Corp. Class A			279,900	14,541
					93,759
Total Common Stocks (Cost $3,096,006)					3,526,313
		Coupon
Temporary Cash Investments (5.6%)[1]
Money Market Fund (3.7%)
[3,4] Vanguard Market Liquidity Fund		0.148%		139,661,939	139,662

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (1.5%)
	Bank of America Securities, LLC
	(Dated 5/31/12, Repurchase Value
	$56,400,000, collateralized by Federal
	National Mortgage Assn. 3.000%, 3/1/42)	0.210%	6/1/12	56,400	56,400

U.S. Government and Agency Obligations (0.4%)
[5,6] Fannie Mae Discount Notes		0.155%	9/26/12	500	500
[5,7] Federal Home Loan Bank Discount Notes		0.130%	7/20/12	200	200
[5,6] Freddie Mac Discount Notes		0.125%	7/17/12	500	500
[5,6] Freddie Mac Discount Notes		0.160%	9/10/12	2,000	1,999
5	United States Treasury Note/Bond	0.625%	6/30/12	1,000	1,000
5	United States Treasury Note/Bond	4.875%	6/30/12	8,000	8,030
					12,229
Total Temporary Cash Investments (Cost $208,291)					208,291

Total Investments (99.6%) (Cost $3,304,297)	3,734,604
Other Assets and Liabilities-Net (0.4%)[3]	14,685
Net Assets (100%)	3,749,289

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $7,265,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.5% and 2.1%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Includes $7,438,000 of collateral received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Securities with a value of $11,455,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2012, based on the inputs used to value them:

U.S. Growth Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,526,313	—	—
Temporary Cash Investments	139,662	68,629	—
Futures Contracts—Assets[1]	53	—	—
Total	3,666,028	68,629	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At May 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	June 2012	210	68,733	(3,966)
E-mini S&P 500 Index	June 2012	640	41,894	(1,065)
E-mini S&P MidCap 400 Index	June 2012	200	18,496	(1,256)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2012, the cost of investment securities for tax purposes was $3,304,297,000. Net unrealized appreciation of investment securities for tax purposes was $430,307,000, consisting of unrealized gains of $645,161,000 on securities that had risen in value since their purchase and $214,854,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard International Growth Fund

Schedule of Investments
As of May 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (96.2%)[1]
Australia (4.1%)
^ Fortescue Metals Group Ltd.	29,815,835	134,015
Brambles Ltd.	14,934,900	96,839
Woodside Petroleum Ltd.	2,777,000	86,948
Woolworths Ltd.	2,971,200	76,498
Newcrest Mining Ltd.	3,126,448	75,721
Atlas Iron Ltd.	30,312,945	63,952
Australia & New Zealand Banking Group Ltd.	2,593,788	52,727
James Hardie Industries SE	6,196,069	44,658
Sims Metal Management Ltd.	1,026,080	10,894
		642,252
Austria (0.1%)
Wienerberger AG	2,128,788	19,199

Belgium (1.1%)
Anheuser-Busch InBev NV	2,418,847	163,660

Brazil (5.6%)
Vale SA Class B ADR	6,764,400	122,571
BM&FBovespa SA	20,386,500	97,543
Itau Unibanco Holding SA ADR	6,596,075	95,445
Petroleo Brasileiro SA ADR Type A	4,381,300	82,807
Petroleo Brasileiro SA ADR	4,135,000	80,881
^ Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,972,373	75,581
BRF - Brasil Foods SA	4,412,400	68,236
Itau Unibanco Holding SA Prior Pfd.	4,401,800	63,533
* OGX Petroleo e Gas Participacoes SA	9,806,100	50,080
Anhanguera Educacional Participacoes SA	3,597,293	42,985
Vale SA Prior Pfd.	1,990,000	35,915
Petroleo Brasileiro SA Prior Pfd.	3,770,000	35,385
Banco do Brasil SA	2,179,767	21,291
* Fibria Celulose SA	761,470	5,014
		877,267
Canada (2.6%)
Toronto-Dominion Bank	2,263,768	173,303
^ Suncor Energy Inc.	3,522,000	95,582
Potash Corp. of Saskatchewan Inc.	1,961,000	77,673
Niko Resources Ltd.	1,159,000	34,337
Sherritt International Corp.	2,615,219	12,888
* Harry Winston Diamond Corp.	732,000	9,086
		402,869
Chile (0.3%)
Sociedad Quimica y Minera de Chile SA ADR	823,300	42,787

China (9.1%)
Tencent Holdings Ltd.	14,983,000	411,014
* Baidu Inc. ADR	3,411,400	401,761
China Mobile Ltd.	9,391,000	95,315
Industrial & Commercial Bank of China	120,659,000	73,158

*	China Merchants Bank Co. Ltd.	36,738,500	70,639
	China Resources Enterprise Ltd.	21,302,000	67,215
	Beijing Enterprises Holdings Ltd.	10,826,000	62,077
	CNOOC Ltd.	29,461,000	53,134
	Shandong Weigao Group Medical Polymer Co. Ltd.	44,588,000	45,554
	Belle International Holdings Ltd.	23,826,000	38,143
	Mindray Medical International Ltd. ADR	889,174	26,844
^,* Yingde Gases		28,366,000	25,945
^,* Youku Inc. ADR		1,014,162	24,137
*	Ctrip.com International Ltd. ADR	838,732	15,433
	Ports Design Ltd.	4,958,000	4,911
^,* Chaoda Modern Agriculture Holdings Ltd.		17,258,719	1,036
			1,416,316
Denmark (1.5%)
	Novo Nordisk A/S Class B	849,328	113,540
	Novozymes A/S	3,172,000	85,359
	AP Moeller - Maersk A/S Class B	3,750	23,318
^,* Vestas Wind Systems A/S		1,653,736	10,166
			232,383
France (6.8%)
	L'Oreal SA	1,946,856	219,201
	PPR	1,471,373	209,568
^	Cie Generale d'Optique Essilor International SA	1,556,096	133,044
^	Safran SA	2,767,099	95,285
	Cie Generale des Etablissements Michelin	1,310,543	76,833
	Schneider Electric SA	1,435,325	76,753
	LVMH Moet Hennessy Louis Vuitton SA	505,000	74,751
	Publicis Groupe SA	795,027	36,859
	European Aeronautic Defence and Space Co. NV	1,087,931	36,497
	Total SA	836,870	36,069
^	CFAO SA	642,523	27,305
^	Vallourec SA	685,187	25,676
*	Societe Generale SA	723,498	14,450
			1,062,291
Germany (5.8%)
^	Adidas AG	2,174,898	162,404
^	SAP AG	2,103,309	120,688
	GEA Group AG	3,844,887	98,289
	Porsche Automobil Holding SE Prior Pfd.	1,518,515	78,233
	Daimler AG	1,497,838	69,699
^	Aixtron SE NA	3,770,512	55,410
	Infineon Technologies AG	6,679,190	53,015
	HeidelbergCement AG	999,207	43,734
	MTU Aero Engines Holding AG	570,000	41,923
	Symrise AG	1,485,000	41,916
	Software AG	1,203,001	35,817
	Axel Springer AG	813,258	32,853
^,* TUI AG		5,016,681	28,159
	Wincor Nixdorf AG	779,335	27,514
^	SMA Solar Technology AG	719,595	21,952
			911,606
Hong Kong (3.3%)
2	AIA Group Ltd.	52,768,000	171,559
	Jardine Matheson Holdings Ltd.	2,663,547	128,483
	Swire Pacific Ltd. Class A	6,033,000	64,959
	Hong Kong Exchanges and Clearing Ltd.	4,514,200	63,550

Sun Hung Kai Properties Ltd.	4,968,000	55,950
Techtronic Industries Co.	24,373,782	29,838
Esprit Holdings Ltd.	4,623,293	7,413
		521,752
India (1.3%)
Housing Development Finance Corp.	7,087,800	82,340
HDFC Bank Ltd.	4,602,179	41,208
Tata Motors Ltd.	8,967,223	37,129
* Idea Cellular Ltd.	25,243,922	34,139
Reliance Capital Ltd.	1,454,500	7,952
		202,768
Ireland (0.3%)
Kerry Group plc Class A	925,000	39,885

Israel (1.0%)
* Check Point Software Technologies Ltd.	1,775,760	90,990
Teva Pharmaceutical Industries Ltd. ADR	1,592,900	62,426
		153,416
Italy (0.5%)
* Fiat SPA	17,164,989	81,034

Japan (8.5%)
Rakuten Inc.	199,916	213,722
Honda Motor Co. Ltd.	4,898,400	155,712
Seven & I Holdings Co. Ltd.	4,502,000	135,367
SMC Corp.	756,400	123,981
Mitsubishi Corp.	6,079,400	118,626
FANUC Corp.	528,700	90,855
Nippon Telegraph & Telephone Corp.	1,964,100	84,564
Sekisui Chemical Co. Ltd.	9,482,000	80,827
Toyota Motor Corp.	1,234,383	47,437
Sysmex Corp.	1,150,696	47,177
^ Gree Inc.	2,710,000	43,400
Astellas Pharma Inc.	1,046,088	41,079
Canon Inc.	983,322	39,236
MISUMI Group Inc.	1,307,610	28,316
Hoya Corp.	1,223,900	26,200
Rohm Co. Ltd.	589,500	21,320
Kyocera Corp.	254,400	20,977
		1,318,796
Luxembourg (0.1%)
* Reinet Investments SCA	542,339	8,751

Netherlands (0.6%)
* ING Groep NV	14,057,298	81,335
TNT Express NV	1,479,130	16,451
PostNL NV	42,265	142
		97,928
Norway (1.1%)
Statoil ASA	4,117,058	93,291
DNB ASA	8,267,776	74,882
		168,173

Peru (0.6%)
Credicorp Ltd.	763,247	95,230

Portugal (0.2%)
Jeronimo Martins SGPS SA	1,699,516	30,175

Russia (0.5%)
* Mail.ru Group Ltd. GDR	1,266,000	39,871
Sberbank of Russia ADR	3,792,586	37,541
		77,412
Singapore (0.4%)
Singapore Exchange Ltd.	6,541,000	31,281
DBS Group Holdings Ltd.	2,699,451	27,572
		58,853
South Africa (0.5%)
Impala Platinum Holdings Ltd.	1,778,600	28,127
MTN Group Ltd.	1,715,584	27,219
Sasol Ltd.	549,196	23,418
		78,764
South Korea (3.7%)
Samsung Electronics Co. Ltd.	344,083	352,680
Shinhan Financial Group Co. Ltd.	1,951,586	62,663
Celltrion Inc.	2,053,486	58,337
Hyundai Mobis	247,479	57,964
Hankook Tire Co. Ltd.	785,000	31,560
NHN Corp.	76,354	15,682
		578,886
Spain (2.2%)
Inditex SA	2,683,385	221,987
Banco Santander SA	23,636,251	125,910
		347,897
Sweden (4.1%)
Atlas Copco AB Class A	13,275,645	268,873
^ Svenska Handelsbanken AB Class A	4,250,782	119,265
Sandvik AB	9,519,535	119,222
Alfa Laval AB	4,729,586	78,206
Telefonaktiebolaget LM Ericsson Class B	4,812,003	40,966
^ Oriflame Cosmetics SA	575,000	17,334
		643,866
Switzerland (7.5%)
Roche Holding AG	1,663,221	260,294
Nestle SA	3,201,362	181,659
Syngenta AG	558,634	179,932
Cie Financiere Richemont SA	3,126,400	179,188
Geberit AG	494,180	96,131
Zurich Insurance Group AG	450,798	92,663
ABB Ltd.	3,984,182	62,854
Novartis AG	889,174	46,324
Swatch Group AG (Bearer)	96,145	37,186
Holcim Ltd.	585,809	31,411
		1,167,642
Taiwan (0.8%)
Taiwan Semiconductor Manufacturing Co. Ltd.	34,136,508	94,735

Compal Electronics Inc.	22,757,304	23,460
		118,195
Thailand (0.6%)
Kasikornbank PCL	20,240,200	98,210

Turkey (1.0%)
Turkiye Garanti Bankasi AS	37,457,981	120,131
BIM Birlesik Magazalar AS	985,046	39,935
		160,066
United Kingdom (19.1%)
BHP Billiton plc	12,502,515	327,629
BG Group plc	13,225,572	254,873
HSBC Holdings plc	28,593,864	225,544
Prudential plc	19,619,000	205,952
Standard Chartered plc	9,525,422	192,873
Diageo plc	8,090,267	192,763
Rolls-Royce Holdings plc	13,797,616	175,409
GlaxoSmithKline plc	7,172,983	158,948
ARM Holdings plc	18,243,000	142,746
SABMiller plc	2,786,000	102,966
Vodafone Group plc	35,992,000	95,991
Meggitt plc	16,409,250	95,857
British American Tobacco plc	1,698,464	80,279
Capita plc	7,718,242	73,647
AMEC plc	4,379,772	65,589
Rio Tinto plc	1,516,478	65,245
Centrica plc	13,500,198	64,488
United Utilities Group plc	5,880,483	59,645
Unilever plc	1,537,749	48,388
Carnival plc	1,370,375	44,175
G4S plc	10,000,000	42,654
Signet Jewelers Ltd.	950,513	41,375
Ultra Electronics Holdings plc	1,600,336	41,184
WPP plc	3,404,333	40,758
Shire plc	1,408,517	39,724
Inchcape plc	8,080,212	39,246
Burberry Group plc	1,830,006	38,723
AZ Electronic Materials SA	4,540,313	21,011
		2,977,682
United States (1.3%)
Consumer Discretionary (1.3%)
* Amazon.com Inc.	1,000,200	212,952

Total Common Stocks (Cost $14,729,603)		15,008,963

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (7.6%)[1]
Money Market Fund (7.2%)
[3,4] Vanguard Market Liquidity Fund		0.148%		1,127,847,180	1,127,847

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.4%)
5	Fannie Mae Discount Notes	0.110%	8/29/12	3,700	3,699
[6,7,8]	Federal Home Loan Bank Discount Notes	0.100%	7/11/12	20,000	19,997
[6,8]	Federal Home Loan Bank Discount Notes	0.125%	8/10/12	1,300	1,300
[5,6]	Freddie Mac Discount Notes	0.135%	8/6/12	4,900	4,899
[5,7]	Freddie Mac Discount Notes	0.150%	8/27/12	1,800	1,800
[5,7]	Freddie Mac Discount Notes	0.145%	9/17/12	10,000	9,995
6	United States Treasury Note/Bond	0.625%	6/30/12	200	200
7	United States Treasury Note/Bond	0.375%	8/31/12	9,500	9,506
6	United States Treasury Note/Bond	4.250%	9/30/12	2,200	2,230
					53,626
Total Temporary Cash Investments (Cost $1,181,472)					1,181,473
Total Investments (103.8%) (Cost $15,911,075)					16,190,436
Other Assets and Liabilities-Net (-3.8%)[4]					(597,553)
Net Assets (100%)					15,592,883

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $448,487,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.5% and 5.3%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, the value of this security represented 1.1% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $473,945,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
6 Securities with a value of $14,314,000 have been segregated as collateral for open forward currency contracts.
7 Securities with a value of $32,498,000 have been segregated as initial margin for open futures contracts.
8 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an

International Growth Fund

independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	1,631,106	—	—
Common Stocks—Other	621,590	12,756,267	—
Temporary Cash Investments	1,127,847	53,626	—
Futures Contracts—Liabilities[1]	(1,077)	—	—
Forward Currency Contracts—Assets	—	3,701	—
Forward Currency Contracts—Liabilities	—	(16,560)	—
Total	3,379,466	12,797,034	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market

International Growth Fund

values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with the fund's use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the fund under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund's and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At May 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short) (Depreciation)	(Depreciation)
Dow Jones EURO STOXX 50 Index	June 2012	4,688	122,016	(16,087)
FTSE 100 Index	June 2012	1,285	104,596	(8,280)
Topix Index	June 2012	877	80,190	(10,743)
S&P ASX 200 Index	June 2012	438	43,259	(1,779)

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

International Growth Fund

At May 31, 2012, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
Brown Brothers Harriman &
Co.	6/20/12	EUR	144,063 USD	178,145	(10,366)
Brown Brothers Harriman &
Co.	6/20/12	GBP	94,405 USD	145,354	(3,158)
Brown Brothers Harriman &
Co.	6/12/12	JPY	7,590,017 USD	96,845	2,706
Brown Brothers Harriman &
Co.	6/26/12	AUD	47,486 USD	45,971	(3,036)
UBS AG	6/20/12	USD	30,438 EUR	24,615	480
UBS AG	6/20/12	USD	27,049 GBP	17,568	515

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At May 31, 2012, the cost of investment securities for tax purposes was $15,971,203,000. Net unrealized appreciation of investment securities for tax purposes was $273,233,000, consisting of unrealized gains of $2,376,472,000 on securities that had risen in value since their purchase and $2,103,239,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard FTSE Social Index Fund

Schedule of Investments
As of May 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (10.4%)
* Amazon.com Inc.	30,739	6,545
Ford Motor Co.	336,442	3,553
Lowe's Cos. Inc.	113,843	3,042
TJX Cos. Inc.	68,094	2,891
* priceline.com Inc.	4,477	2,800
NIKE Inc. Class B	24,950	2,699
Viacom Inc. Class B	44,246	2,112
Johnson Controls Inc.	61,250	1,846
CBS Corp. Class B	55,345	1,767
Coach Inc.	26,112	1,761
* Bed Bath & Beyond Inc.	21,803	1,575
VF Corp.	9,831	1,387
Ross Stores Inc.	20,722	1,310
* General Motors Co.	56,131	1,246
Limited Brands Inc.	27,036	1,199
Omnicom Group Inc.	24,739	1,179
* Dollar Tree Inc.	10,861	1,121
* O'Reilly Automotive Inc.	11,515	1,103
McGraw-Hill Cos. Inc.	25,235	1,095
* AutoZone Inc.	2,651	1,008
Harley-Davidson Inc.	20,675	996
Genuine Parts Co.	14,131	890
Gap Inc.	32,889	872
Ralph Lauren Corp. Class A	5,583	831
Family Dollar Stores Inc.	10,642	721
* BorgWarner Inc.	9,941	713
PetSmart Inc.	9,963	642
* Sirius XM Radio Inc.	337,724	638
Tiffany & Co.	11,365	629
* CarMax Inc.	20,463	577
Garmin Ltd.	13,082	562
Newell Rubbermaid Inc.	26,520	488
Scripps Networks Interactive Inc. Class A	8,580	470
Autoliv Inc.	8,071	467
Interpublic Group of Cos. Inc.	41,845	435
Foot Locker Inc.	13,677	434
* Mohawk Industries Inc.	6,270	427
Hasbro Inc.	11,716	415
H&R Block Inc.	26,307	402
Lennar Corp. Class A	14,140	386
* Apollo Group Inc. Class A	11,552	368
* AutoNation Inc.	9,133	329
Gannett Co. Inc.	21,222	277
Leggett & Platt Inc.	12,876	268
Abercrombie & Fitch Co.	7,734	259
Harman International Industries Inc.	6,511	255
GameStop Corp. Class A	12,335	237

Washington Post Co. Class B	433	151
		55,378
Consumer Staples (6.9%)
Procter & Gamble Co.	248,327	15,468
Colgate-Palmolive Co.	43,652	4,291
Kimberly-Clark Corp.	35,447	2,813
General Mills Inc.	57,798	2,212
HJ Heinz Co.	28,985	1,538
Kellogg Co.	24,216	1,181
Estee Lauder Cos. Inc. Class A	21,328	1,155
Sara Lee Corp.	53,144	1,111
ConAgra Foods Inc.	37,278	938
Clorox Co.	11,633	800
Dr Pepper Snapple Group Inc.	19,290	796
Coca-Cola Enterprises Inc.	27,154	743
Campbell Soup Co.	21,749	689
Avon Products Inc.	38,284	634
McCormick & Co. Inc.	10,844	611
Hormel Foods Corp.	18,108	542
Tyson Foods Inc. Class A	27,265	528
* Energizer Holdings Inc.	5,951	434
* Smithfield Foods Inc.	14,529	286
		36,770
Energy (5.2%)
Schlumberger Ltd.	120,425	7,617
Occidental Petroleum Corp.	73,238	5,806
Apache Corp.	34,479	2,806
Devon Energy Corp.	36,427	2,168
Spectra Energy Corp.	58,842	1,690
Baker Hughes Inc.	39,500	1,648
Williams Cos. Inc.	53,282	1,627
* FMC Technologies Inc.	21,549	867
Noble Corp.	22,681	709
EQT Corp.	13,330	618
CONSOL Energy Inc.	20,276	569
Peabody Energy Corp.	24,184	565
* Newfield Exploration Co.	12,151	364
* Rowan Cos. plc	11,627	349
* WPX Energy Inc.	18,060	265
		27,668
Financials (22.2%)
JPMorgan Chase & Co.	343,379	11,383
Bank of America Corp.	968,756	7,120
Citigroup Inc.	264,373	7,009
American Express Co.	104,972	5,861
US Bancorp	173,285	5,391
Goldman Sachs Group Inc.	44,591	4,267
PNC Financial Services Group Inc.	47,498	2,917
Capital One Financial Corp.	52,426	2,693
American Tower Corporation	35,837	2,325
Travelers Cos. Inc.	35,537	2,221
ACE Ltd.	30,338	2,194
MetLife Inc.	71,505	2,089
Prudential Financial Inc.	42,558	1,977
BB&T Corp.	62,856	1,899
State Street Corp.	44,532	1,835

Chubb Corp.	25,117	1,810
* American International Group Inc.	60,999	1,780
Morgan Stanley	130,962	1,750
Aflac Inc.	42,557	1,706
Equity Residential	26,602	1,625
BlackRock Inc.	9,377	1,602
Discover Financial Services	48,009	1,590
Franklin Resources Inc.	14,780	1,578
Marsh & McLennan Cos. Inc.	49,081	1,570
Public Storage	11,556	1,542
CME Group Inc.	5,969	1,537
Allstate Corp.	45,151	1,532
Ventas Inc.	25,984	1,528
HCP Inc.	36,502	1,491
Annaly Capital Management Inc.	87,095	1,448
Charles Schwab Corp.	113,954	1,420
Loews Corp.	35,877	1,395
Aon plc	29,057	1,351
Prologis Inc.	41,226	1,318
T. Rowe Price Group Inc.	22,837	1,315
Progressive Corp.	55,755	1,212
SunTrust Banks Inc.	48,267	1,106
Fifth Third Bancorp	82,529	1,102
Weyerhaeuser Co.	48,672	969
Ameriprise Financial Inc.	19,919	954
Northern Trust Corp.	21,634	934
M&T Bank Corp.	11,257	915
Invesco Ltd.	40,497	881
* IntercontinentalExchange Inc.	6,689	819
Regions Financial Corp.	126,952	799
Moody's Corp.	19,890	728
Macerich Co.	11,853	676
Principal Financial Group Inc.	27,449	674
Hartford Financial Services Group Inc.	39,904	671
KeyCorp	85,492	641
SLM Corp.	45,876	641
* CIT Group Inc.	18,094	619
XL Group plc Class A	28,351	579
NYSE Euronext	23,483	571
Willis Group Holdings plc	15,645	552
Lincoln National Corp.	26,115	540
Comerica Inc.	17,723	539
Plum Creek Timber Co. Inc.	14,742	538
Cincinnati Financial Corp.	14,765	533
Unum Group	26,489	528
Huntington Bancshares Inc.	78,376	513
New York Community Bancorp Inc.	39,450	487
* CBRE Group Inc. Class A	29,417	484
Torchmark Corp.	9,275	433
PartnerRe Ltd.	5,858	415
Axis Capital Holdings Ltd.	11,846	390
* Markel Corp.	877	385
People's United Financial Inc.	32,823	382
RenaissanceRe Holdings Ltd.	4,758	367
Liberty Property Trust	10,520	365
Arthur J Gallagher & Co.	10,441	363
Brown & Brown Inc.	13,076	335

Legg Mason Inc.	12,817	326
Duke Realty Corp.	23,366	323
Zions Bancorporation	16,776	319
White Mountains Insurance Group Ltd.	595	306
Hudson City Bancorp Inc.	48,192	299
Assurant Inc.	8,086	270
City National Corp.	4,738	235
* Genworth Financial Inc. Class A	44,491	233
Erie Indemnity Co. Class A	3,176	228
Old Republic International Corp.	22,962	227
SEI Investments Co.	12,380	222
Mercury General Corp.	2,376	104
		118,801
Health Care (24.0%)
Johnson & Johnson	248,176	15,494
Pfizer Inc.	681,147	14,897
Merck & Co. Inc.	277,793	10,439
Abbott Laboratories	141,955	8,771
UnitedHealth Group Inc.	94,437	5,267
Bristol-Myers Squibb Co.	153,127	5,105
Amgen Inc.	71,710	4,985
Eli Lilly & Co.	103,904	4,255
* Express Scripts Holding Co.	72,290	3,773
Medtronic Inc.	95,218	3,508
* Gilead Sciences Inc.	67,783	3,386
* Biogen Idec Inc.	21,801	2,850
* Celgene Corp.	39,574	2,701
Baxter International Inc.	50,956	2,579
Allergan Inc.	27,797	2,509
Covidien plc	43,514	2,253
WellPoint Inc.	30,219	2,036
McKesson Corp.	22,309	1,947
* Intuitive Surgical Inc.	3,552	1,858
Thermo Fisher Scientific Inc.	34,148	1,724
* Alexion Pharmaceuticals Inc.	16,714	1,514
Becton Dickinson and Co.	19,073	1,395
Aetna Inc.	32,578	1,332
Stryker Corp.	25,782	1,326
Cardinal Health Inc.	31,297	1,295
Agilent Technologies Inc.	31,260	1,271
* Vertex Pharmaceuticals Inc.	18,910	1,135
Humana Inc.	14,855	1,135
Cigna Corp.	25,660	1,127
St. Jude Medical Inc.	28,647	1,101
Zimmer Holdings Inc.	16,267	987
Perrigo Co.	8,521	885
* Edwards Lifesciences Corp.	10,357	884
AmerisourceBergen Corp. Class A	23,156	856
* Forest Laboratories Inc.	23,979	839
* Mylan Inc.	38,299	830
* Watson Pharmaceuticals Inc.	11,422	814
Quest Diagnostics Inc.	14,095	802
* Boston Scientific Corp.	130,463	749
* Laboratory Corp. of America Holdings	8,866	738
CR Bard Inc.	7,559	735
* DaVita Inc.	8,475	689
* Life Technologies Corp.	16,113	659

* Waters Corp.	8,171	652
* Henry Schein Inc.	8,181	608
* CareFusion Corp.	20,248	491
* Illumina Inc.	11,256	485
DENTSPLY International Inc.	12,727	471
* Hospira Inc.	14,912	466
Coventry Health Care Inc.	13,077	398
Patterson Cos. Inc.	9,982	332
Omnicare Inc.	10,440	329
Universal Health Services Inc. Class B	8,184	317
* Human Genome Sciences Inc.	18,371	250
		128,234
Industrials (6.9%)
Caterpillar Inc.	58,345	5,112
United Parcel Service Inc. Class B	65,466	4,906
Deere & Co.	36,522	2,698
FedEx Corp.	28,478	2,539
Illinois Tool Works Inc.	43,580	2,447
Norfolk Southern Corp.	35,232	2,308
CSX Corp.	94,893	1,982
Cummins Inc.	17,454	1,692
Waste Management Inc.	41,746	1,354
PACCAR Inc.	32,428	1,218
WW Grainger Inc.	6,281	1,216
Ingersoll-Rand plc	26,968	1,114
Cooper Industries plc	14,363	1,013
Stanley Black & Decker Inc.	15,254	1,011
Rockwell Automation Inc.	12,751	925
Pall Corp.	10,480	583
Equifax Inc.	10,758	486
Iron Mountain Inc.	16,890	479
JB Hunt Transport Services Inc.	7,971	455
Masco Corp.	32,822	416
Robert Half International Inc.	13,058	371
Pentair Inc.	8,973	366
* Fortune Brands Home & Security Inc.	14,313	324
Dun & Bradstreet Corp.	4,429	299
Avery Dennison Corp.	9,907	288
Manpower Inc.	7,510	270
Pitney Bowes Inc.	18,339	250
Ryder System Inc.	4,549	197
RR Donnelley & Sons Co.	16,705	180
ITT Corp.	8,170	168
* ACCO Brands Corp.	257	2
		36,669
Information Technology (18.5%)
* Google Inc. Class A	21,884	12,712
Oracle Corp.	457,786	12,118
QUALCOMM Inc.	145,054	8,313
Visa Inc. Class A	47,223	5,440
* eBay Inc.	116,540	4,567
* EMC Corp.	186,224	4,441
Mastercard Inc. Class A	10,884	4,424
Hewlett-Packard Co.	179,639	4,074
Accenture plc Class A	57,809	3,301
Texas Instruments Inc.	103,138	2,937

Automatic Data Processing Inc.	44,189	2,304
Corning Inc.	137,342	1,784
* Yahoo! Inc.	112,224	1,710
* Cognizant Technology Solutions Corp. Class A	27,420	1,597
Intuit Inc.	26,722	1,503
Broadcom Corp. Class A	44,569	1,442
* Adobe Systems Inc.	44,741	1,389
* Salesforce.com Inc.	9,240	1,281
* Citrix Systems Inc.	16,832	1,230
Applied Materials Inc.	117,334	1,212
* Teradata Corp.	15,147	1,007
* Symantec Corp.	65,531	972
Altera Corp.	29,046	970
* Check Point Software Technologies Ltd.	18,763	961
Western Union Co.	56,192	922
Xerox Corp.	119,779	865
* Fiserv Inc.	12,722	858
* Juniper Networks Inc.	47,708	821
CA Inc.	32,729	814
* VMware Inc. Class A	8,359	777
Xilinx Inc.	23,862	763
* F5 Networks Inc.	7,171	742
Avago Technologies Ltd.	22,014	729
* SanDisk Corp.	21,767	712
* NVIDIA Corp.	54,906	683
* Red Hat Inc.	13,173	677
* Western Digital Corp.	21,107	663
* Autodesk Inc.	20,395	653
* BMC Software Inc.	14,720	623
* Alliance Data Systems Corp.	4,545	573
* VeriSign Inc.	14,425	551
* Micron Technology Inc.	88,800	519
* Akamai Technologies Inc.	16,204	475
* Electronic Arts Inc.	29,940	408
* Lam Research Corp.	10,912	407
* Avnet Inc.	13,327	406
Total System Services Inc.	16,945	394
* Synopsys Inc.	13,213	390
* Arrow Electronics Inc.	10,203	346
* LSI Corp.	51,245	341
* NCR Corp.	14,608	313
* Rovi Corp.	9,897	242
Broadridge Financial Solutions Inc.	11,400	231
DST Systems Inc.	3,905	200
Molex Inc.	6,375	147
Molex Inc. Class A	7,129	141
		99,075
Materials (4.2%)
EI du Pont de Nemours & Co.	83,808	4,045
Dow Chemical Co.	106,167	3,298
Praxair Inc.	27,088	2,878
Ecolab Inc.	27,160	1,717
Air Products & Chemicals Inc.	19,048	1,506
Mosaic Co.	26,640	1,270
Sherwin-Williams Co.	9,330	1,210
International Paper Co.	39,235	1,146
Sigma-Aldrich Corp.	10,958	760

Southern Copper Corp.		23,082	657
Cliffs Natural Resources Inc.		12,821	613
Ball Corp.		14,020	560
Ashland Inc.		7,140	456
Airgas Inc.		5,046	438
MeadWestvaco Corp.		15,583	428
International Flavors & Fragrances Inc.		7,324	413
Vulcan Materials Co.		11,727	406
* Owens-Illinois Inc.		15,174	296
Bemis Co. Inc.		9,599	291
Sealed Air Corp.		17,650	276
			22,664
Telecommunication Services (0.3%)
* Sprint Nextel Corp.		268,894	691
Windstream Corp.		52,193	489
Frontier Communications Corp.		90,423	338
Telephone & Data Systems Inc.		9,084	180
			1,698
Utilities (1.3%)
Consolidated Edison Inc.		26,243	1,584
Northeast Utilities		28,117	1,012
Wisconsin Energy Corp.		20,771	786
CenterPoint Energy Inc.		37,850	766
NiSource Inc.		25,414	638
* Calpine Corp.		32,445	545
Alliant Energy Corp.		10,113	442
Pepco Holdings Inc.		20,626	393
MDU Resources Group Inc.		17,201	387
TECO Energy Inc.		19,674	342
Questar Corp.		16,318	327
			7,222
Total Common Stocks (Cost $519,619)			534,179
	Coupon
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund (Cost $449)	0.148%	448,998	449

Total Investments (100.0%) (Cost $520,068)			534,628
Other Assets and Liabilities-Net (0.0%)			(176)
Net Assets (100%)			534,452

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

FTSE Social Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2012, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At May 31, 2012, the cost of investment securities for tax purposes was $520,068,000. Net unrealized appreciation of investment securities for tax purposes was $14,560,000, consisting of unrealized gains of $68,622,000 on securities that had risen in value since their purchase and $54,062,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap 300 Index Fund

Schedule of Investments
As of May 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (10.7%)
McDonald's Corp.	66,534	5,944
Walt Disney Co.	111,317	5,088
* Amazon.com Inc.	23,729	5,052
Home Depot Inc.	100,547	4,961
Comcast Corp. Class A	141,070	4,078
Starbucks Corp.	49,214	2,701
NIKE Inc. Class B	24,101	2,607
Ford Motor Co.	231,109	2,441
News Corp. Class A	125,826	2,416
Target Corp.	41,623	2,410
Time Warner Inc.	63,338	2,183
Lowe's Cos. Inc.	81,064	2,166
Yum! Brands Inc.	30,051	2,114
TJX Cos. Inc.	49,229	2,090
* priceline.com Inc.	3,249	2,032
* DIRECTV Class A	44,175	1,964
Time Warner Cable Inc.	20,516	1,547
Viacom Inc. Class B	31,956	1,525
Johnson Controls Inc.	44,295	1,335
CBS Corp. Class B	39,777	1,270
Coach Inc.	18,797	1,268
Las Vegas Sands Corp.	26,373	1,218
* Bed Bath & Beyond Inc.	15,758	1,139
* General Motors Co.	50,930	1,131
Macy's Inc.	27,056	1,030
Comcast Corp.	35,069	1,007
Carnival Corp.	29,074	933
* AutoZone Inc.	2,290	871
Omnicom Group Inc.	17,961	856
VF Corp.	5,760	812
Limited Brands Inc.	16,455	730
Kohl's Corp.	15,675	718
McGraw-Hill Cos. Inc.	16,343	709
Marriott International Inc. Class A	17,456	676
* Liberty Media Corp. - Liberty Capital Class A	7,073	600
Staples Inc.	45,537	598
Ralph Lauren Corp. Class A	3,991	594
* Dollar General Corp.	11,904	582
Gap Inc.	20,705	549
Wynn Resorts Ltd.	5,299	546
* Discovery Communications Inc. Class A	9,210	461
DISH Network Corp. Class A	13,570	381
Best Buy Co. Inc.	19,450	364
* Discovery Communications Inc.	7,147	333
News Corp. Class B	12,312	239
		74,269
Consumer Staples (12.1%)
Procter & Gamble Co.	179,923	11,207

Coca-Cola Co.	133,053	9,943
Philip Morris International Inc.	112,475	9,505
Wal-Mart Stores Inc.	123,039	8,098
PepsiCo Inc.	102,598	6,961
Altria Group Inc.	133,626	4,301
Kraft Foods Inc.	109,473	4,190
CVS Caremark Corp.	84,898	3,815
Colgate-Palmolive Co.	31,326	3,079
Costco Wholesale Corp.	28,273	2,443
Kimberly-Clark Corp.	25,721	2,041
Walgreen Co.	57,151	1,744
General Mills Inc.	41,892	1,604
Archer-Daniels-Midland Co.	43,489	1,386
HJ Heinz Co.	20,849	1,107
Sysco Corp.	38,406	1,072
Mead Johnson Nutrition Co.	13,253	1,070
Lorillard Inc.	8,622	1,066
Whole Foods Market Inc.	11,318	1,003
Reynolds American Inc.	22,772	953
Estee Lauder Cos. Inc. Class A	15,411	835
Sara Lee Corp.	38,644	808
Kellogg Co.	16,369	798
Kroger Co.	35,667	785
Hershey Co.	10,232	684
ConAgra Foods Inc.	26,987	679
Clorox Co.	8,054	554
Brown-Forman Corp. Class B	5,432	474
Avon Products Inc.	28,047	464
Campbell Soup Co.	12,552	398
Molson Coors Brewing Co. Class B	9,716	374
		83,441
Energy (11.1%)
Exxon Mobil Corp.	307,876	24,208
Chevron Corp.	129,139	12,696
Schlumberger Ltd.	87,158	5,513
Occidental Petroleum Corp.	52,948	4,197
ConocoPhillips	79,412	4,142
Apache Corp.	25,064	2,040
Anadarko Petroleum Corp.	32,499	1,982
National Oilwell Varco Inc.	27,594	1,842
Halliburton Co.	59,905	1,801
EOG Resources Inc.	17,503	1,738
Devon Energy Corp.	24,981	1,487
* Phillips 66	41,060	1,233
Spectra Energy Corp.	42,341	1,216
Baker Hughes Inc.	28,416	1,186
Williams Cos. Inc.	38,373	1,172
Marathon Oil Corp.	45,815	1,141
Noble Energy Inc.	11,501	971
^ Kinder Morgan Inc.	27,317	934
Hess Corp.	19,917	870
Marathon Petroleum Corp.	22,706	819
Valero Energy Corp.	36,442	769
* Cameron International Corp.	15,964	729
Chesapeake Energy Corp.	42,922	725
* Southwestern Energy Co.	22,680	636
* Weatherford International Ltd.	49,380	593

Murphy Oil Corp.	11,993	559
Noble Corp.	16,472	515
Peabody Energy Corp.	17,671	413
Diamond Offshore Drilling Inc.	4,485	261
* Kinder Morgan Inc. Warrants Exp. 5/25/2017	2,289	10
		76,398
Financials (13.6%)
Wells Fargo & Co.	327,236	10,488
JPMorgan Chase & Co.	248,208	8,228
Bank of America Corp.	701,060	5,153
Citigroup Inc.	191,306	5,072
* Berkshire Hathaway Inc. Class B	59,536	4,725
US Bancorp	124,474	3,872
American Express Co.	68,577	3,829
Goldman Sachs Group Inc.	30,712	2,939
Simon Property Group Inc.	19,450	2,869
PNC Financial Services Group Inc.	34,333	2,109
Capital One Financial Corp.	32,444	1,667
American Tower Corporation	25,587	1,660
MetLife Inc.	55,410	1,619
Bank of New York Mellon Corp.	78,946	1,607
Travelers Cos. Inc.	25,676	1,604
ACE Ltd.	21,928	1,586
BlackRock Inc.	8,629	1,474
Prudential Financial Inc.	30,599	1,421
BB&T Corp.	45,385	1,372
State Street Corp.	32,028	1,320
Morgan Stanley	96,937	1,295
Chubb Corp.	17,710	1,276
Public Storage	9,467	1,264
Aflac Inc.	30,389	1,218
Equity Residential	19,613	1,198
* American International Group Inc.	39,385	1,149
Discover Financial Services	34,620	1,146
Marsh & McLennan Cos. Inc.	35,498	1,135
Allstate Corp.	32,901	1,117
Ventas Inc.	18,745	1,103
HCP Inc.	26,549	1,084
CME Group Inc.	4,114	1,060
Franklin Resources Inc.	9,874	1,054
Annaly Capital Management Inc.	63,157	1,050
Boston Properties Inc.	9,612	989
Prologis Inc.	29,835	954
T. Rowe Price Group Inc.	16,448	947
Aon plc	20,180	938
Vornado Realty Trust	10,812	886
Charles Schwab Corp.	70,281	876
Progressive Corp.	38,144	829
Loews Corp.	20,656	803
SunTrust Banks Inc.	34,962	801
Fifth Third Bancorp	59,883	799
Ameriprise Financial Inc.	14,731	706
Weyerhaeuser Co.	34,925	695
Invesco Ltd.	29,364	639
Northern Trust Corp.	14,122	610
M&T Bank Corp.	7,362	599
Hartford Financial Services Group Inc.	27,623	465

General Growth Properties Inc.	27,457	460
TD Ameritrade Holding Corp.	14,176	243
		94,002
Health Care (11.9%)
Johnson & Johnson	179,314	11,195
Pfizer Inc.	492,430	10,769
Merck & Co. Inc.	198,796	7,471
Abbott Laboratories	102,710	6,346
UnitedHealth Group Inc.	68,259	3,807
Bristol-Myers Squibb Co.	110,525	3,685
Amgen Inc.	51,755	3,598
Eli Lilly & Co.	67,963	2,783
* Express Scripts Holding Co.	52,120	2,720
Medtronic Inc.	68,879	2,538
* Gilead Sciences Inc.	49,470	2,471
* Celgene Corp.	28,663	1,956
* Biogen Idec Inc.	14,814	1,937
Baxter International Inc.	36,710	1,858
Allergan Inc.	19,860	1,792
Covidien plc	31,408	1,626
WellPoint Inc.	21,866	1,474
McKesson Corp.	15,987	1,395
* Intuitive Surgical Inc.	2,568	1,343
Thermo Fisher Scientific Inc.	23,898	1,206
* Alexion Pharmaceuticals Inc.	12,150	1,100
Stryker Corp.	19,912	1,025
Becton Dickinson and Co.	13,724	1,004
Aetna Inc.	22,888	936
Cardinal Health Inc.	22,495	931
Agilent Technologies Inc.	22,607	919
Cigna Corp.	18,585	816
Humana Inc.	10,646	813
St. Jude Medical Inc.	20,769	798
Zimmer Holdings Inc.	11,666	708
* Forest Laboratories Inc.	17,395	609
* Boston Scientific Corp.	96,458	554
HCA Holdings Inc.	11,274	293
		82,476
Industrials (10.0%)
General Electric Co.	691,188	13,195
United Technologies Corp.	56,481	4,186
Caterpillar Inc.	42,176	3,695
3M Co.	43,100	3,638
United Parcel Service Inc. Class B	47,198	3,537
Union Pacific Corp.	31,358	3,493
Boeing Co.	46,277	3,221
Honeywell International Inc.	47,929	2,668
Emerson Electric Co.	48,002	2,245
Danaher Corp.	38,076	1,979
Deere & Co.	25,032	1,849
FedEx Corp.	19,620	1,749
Tyco International Ltd.	30,076	1,599
Illinois Tool Works Inc.	28,312	1,590
Precision Castparts Corp.	9,483	1,576
Lockheed Martin Corp.	18,052	1,495
CSX Corp.	68,355	1,428

Norfolk Southern Corp.	21,565	1,413
General Dynamics Corp.	19,708	1,261
Cummins Inc.	11,928	1,156
Raytheon Co.	22,201	1,117
Goodrich Corp.	8,153	1,025
Waste Management Inc.	28,472	924
Northrop Grumman Corp.	15,677	921
Eaton Corp.	20,671	882
PACCAR Inc.	22,147	832
Parker Hannifin Corp.	9,836	804
Ingersoll-Rand plc	19,425	802
Stanley Black & Decker Inc.	10,447	692
Dover Corp.	12,070	683
Rockwell Automation Inc.	9,240	670
CH Robinson Worldwide Inc.	10,690	623
Republic Services Inc. Class A	20,548	542
Expeditors International of Washington Inc.	13,831	529
Fluor Corp.	11,047	518
Rockwell Collins Inc.	9,223	465
		69,002
Information Technology (20.7%)
* Apple Inc.	60,905	35,187
Microsoft Corp.	493,290	14,399
International Business Machines Corp.	71,901	13,870
* Google Inc. Class A	16,851	9,788
Intel Corp.	326,348	8,433
Oracle Corp.	262,637	6,952
QUALCOMM Inc.	110,487	6,332
Cisco Systems Inc.	351,820	5,745
Visa Inc. Class A	34,314	3,953
* EMC Corp.	134,112	3,199
* eBay Inc.	75,781	2,970
Hewlett-Packard Co.	129,599	2,939
Mastercard Inc. Class A	7,125	2,896
Accenture plc Class A	42,277	2,414
Texas Instruments Inc.	74,558	2,123
Automatic Data Processing Inc.	32,046	1,671
Corning Inc.	99,411	1,291
* Dell Inc.	99,748	1,230
* Salesforce.com Inc.	8,412	1,166
* Yahoo! Inc.	75,320	1,148
* Cognizant Technology Solutions Corp. Class A	19,669	1,146
Broadcom Corp. Class A	32,139	1,040
Intuit Inc.	18,405	1,035
* Adobe Systems Inc.	31,961	992
* Citrix Systems Inc.	12,142	887
Applied Materials Inc.	84,338	871
TE Connectivity Ltd.	27,634	868
* Facebook Inc. Class A	29,076	862
Motorola Solutions Inc.	17,654	849
* Symantec Corp.	47,994	712
Analog Devices Inc.	19,400	706
Altera Corp.	20,890	698
* NetApp Inc.	23,424	697
Western Union Co.	40,310	661
Paychex Inc.	21,236	637
Xerox Corp.	87,001	628

* Juniper Networks Inc.	34,247	589
CA Inc.	22,206	552
* VMware Inc. Class A	5,311	494
* Marvell Technology Group Ltd.	32,398	406
Activision Blizzard Inc.	29,339	345
		143,381
Materials (3.0%)
EI du Pont de Nemours & Co.	60,897	2,939
Monsanto Co.	34,923	2,696
Dow Chemical Co.	77,088	2,394
Praxair Inc.	19,561	2,078
Freeport-McMoRan Copper & Gold Inc.	61,866	1,982
Newmont Mining Corp.	32,214	1,519
Ecolab Inc.	19,026	1,203
Air Products & Chemicals Inc.	13,702	1,083
PPG Industries Inc.	9,929	1,027
Mosaic Co.	19,377	924
LyondellBasell Industries NV Class A	20,612	813
International Paper Co.	27,034	789
Nucor Corp.	20,621	738
Alcoa Inc.	69,295	593
		20,778
Telecommunication Services (3.5%)
AT&T Inc.	387,278	13,233
Verizon Communications Inc.	185,222	7,713
CenturyLink Inc.	40,209	1,577
* Crown Castle International Corp.	18,523	1,011
* Sprint Nextel Corp.	195,424	502
		24,036
Utilities (3.3%)
Southern Co.	56,223	2,581
Exelon Corp.	55,565	2,055
Dominion Resources Inc.	37,083	1,931
Duke Energy Corp.	86,765	1,907
NextEra Energy Inc.	25,828	1,688
FirstEnergy Corp.	27,228	1,274
American Electric Power Co. Inc.	31,440	1,211
PG&E Corp.	26,972	1,179
Consolidated Edison Inc.	19,070	1,151
Progress Energy Inc.	19,206	1,053
PPL Corp.	37,651	1,030
Public Service Enterprise Group Inc.	32,937	1,027
Sempra Energy	14,834	964
Edison International	20,152	906
Xcel Energy Inc.	31,574	885
Entergy Corp.	11,467	740
Northeast Utilities	20,386	734
* AES Corp.	42,559	514
		22,830
Total Common Stocks (Cost $651,711)		690,613

	Coupon
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1,2] Vanguard Market Liquidity Fund (Cost $221)	0.148%	220,501	221
Total Investments (99.9%) (Cost $651,932)			690,834
Other Assets and Liabilities-Net (0.1%)[2]			616
Net Assets (100%)			691,450

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $215,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $221,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2012, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At May 31, 2012, the cost of investment securities for tax purposes was $651,932,000. Net unrealized appreciation of investment securities for tax purposes was $38,902,000, consisting of unrealized gains of $80,276,000 on securities that had risen in value since their purchase and $41,374,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap 300 Growth Index Fund

Schedule of Investments
As of May 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.3%)[1]
Consumer Discretionary (17.1%)
McDonald's Corp.	146,116	13,054
* Amazon.com Inc.	52,237	11,122
Home Depot Inc.	221,176	10,913
Comcast Corp. Class A	357,259	10,328
Starbucks Corp.	108,104	5,934
NIKE Inc. Class B	52,926	5,725
Target Corp.	91,194	5,281
Yum! Brands Inc.	66,037	4,646
TJX Cos. Inc.	108,194	4,594
* priceline.com Inc.	7,140	4,466
News Corp. Class A	226,716	4,353
* DIRECTV Class A	97,013	4,312
Walt Disney Co.	85,516	3,909
Time Warner Cable Inc.	45,052	3,397
Viacom Inc. Class B	70,116	3,347
Lowe's Cos. Inc.	115,746	3,093
Coach Inc.	41,204	2,779
CBS Corp. Class B	86,894	2,774
Las Vegas Sands Corp.	57,851	2,672
* Bed Bath & Beyond Inc.	34,559	2,497
Johnson Controls Inc.	63,483	1,913
* AutoZone Inc.	5,029	1,912
VF Corp.	12,621	1,780
Limited Brands Inc.	36,387	1,614
McGraw-Hill Cos. Inc.	36,069	1,565
Marriott International Inc. Class A	38,482	1,490
News Corp. Class B	76,756	1,489
Ralph Lauren Corp. Class A	8,849	1,317
* Liberty Media Corp. - Liberty Capital Class A	15,288	1,296
* Dollar General Corp.	26,104	1,277
Omnicom Group Inc.	25,521	1,217
Gap Inc.	45,512	1,206
Wynn Resorts Ltd.	11,576	1,193
* Discovery Communications Inc. Class A	20,459	1,025
Comcast Corp.	29,612	850
* Discovery Communications Inc.	15,742	733
DISH Network Corp. Class A	15,066	422
		131,495
Consumer Staples (12.9%)
Coca-Cola Co.	292,268	21,841
Philip Morris International Inc.	247,089	20,881
Wal-Mart Stores Inc.	270,268	17,789
Colgate-Palmolive Co.	68,810	6,764
Costco Wholesale Corp.	62,318	5,384
PepsiCo Inc.	78,858	5,350
Walgreen Co.	125,290	3,824
Mead Johnson Nutrition Co.	29,153	2,354
Whole Foods Market Inc.	24,845	2,201

Estee Lauder Cos. Inc. Class A	33,931	1,837
General Mills Inc.	46,253	1,771
Kellogg Co.	36,033	1,758
Kroger Co.	78,324	1,724
Hershey Co.	22,596	1,511
Sara Lee Corp.	55,111	1,152
Brown-Forman Corp. Class B	11,766	1,026
HJ Heinz Co.	16,215	861
Clorox Co.	8,824	607
		98,635
Energy (5.2%)
Schlumberger Ltd.	191,422	12,107
Anadarko Petroleum Corp.	71,518	4,363
National Oilwell Varco Inc.	60,856	4,062
Halliburton Co.	131,985	3,968
EOG Resources Inc.	38,536	3,827
Williams Cos. Inc.	84,911	2,592
Noble Energy Inc.	25,389	2,144
^ Kinder Morgan Inc.	61,355	2,098
* Cameron International Corp.	35,235	1,610
* Southwestern Energy Co.	50,020	1,402
Baker Hughes Inc.	22,051	920
* Weatherford International Ltd.	38,315	460
Diamond Offshore Drilling Inc.	3,432	200
* Kinder Morgan Inc. Warrants Exp. 5/25/2017	7,033	26
		39,779
Financials (4.9%)
American Express Co.	150,596	8,408
Simon Property Group Inc.	42,634	6,289
American Tower Corporation	56,433	3,661
* Berkshire Hathaway Inc. Class B	45,708	3,627
Public Storage	20,959	2,797
Equity Residential	43,370	2,650
T. Rowe Price Group Inc.	36,298	2,090
Franklin Resources Inc.	14,138	1,510
Northern Trust Corp.	31,140	1,345
General Growth Properties Inc.	60,946	1,021
Charles Schwab Corp.	77,951	971
* American International Group Inc.	30,585	893
Boston Properties Inc.	7,482	770
Aon plc	15,708	730
TD Ameritrade Holding Corp.	31,918	548
Weyerhaeuser Co.	27,046	539
		37,849
Health Care (9.3%)
UnitedHealth Group Inc.	149,871	8,358
Amgen Inc.	113,495	7,890
* Express Scripts Holding Co.	114,599	5,981
* Gilead Sciences Inc.	108,678	5,429
* Celgene Corp.	62,964	4,297
* Biogen Idec Inc.	32,505	4,250
Baxter International Inc.	80,350	4,067
Allergan Inc.	43,622	3,937
Covidien plc	69,818	3,615
McKesson Corp.	35,259	3,078
* Intuitive Surgical Inc.	5,638	2,949

Thermo Fisher Scientific Inc.	52,467	2,649
* Alexion Pharmaceuticals Inc.	26,867	2,433
Stryker Corp.	43,700	2,249
Becton Dickinson and Co.	30,264	2,213
Agilent Technologies Inc.	49,831	2,026
St. Jude Medical Inc.	45,688	1,755
Zimmer Holdings Inc.	25,523	1,548
Humana Inc.	11,816	903
* Forest Laboratories Inc.	24,972	874
HCA Holdings Inc.	25,203	655
		71,156
Industrials (11.8%)
Caterpillar Inc.	92,849	8,135
3M Co.	94,662	7,990
United Parcel Service Inc. Class B	103,710	7,772
Union Pacific Corp.	68,824	7,667
Boeing Co.	101,597	7,072
Emerson Electric Co.	105,384	4,929
Danaher Corp.	84,048	4,368
Deere & Co.	54,955	4,060
FedEx Corp.	42,841	3,819
Illinois Tool Works Inc.	62,893	3,532
Tyco International Ltd.	66,101	3,514
Precision Castparts Corp.	20,882	3,471
CSX Corp.	150,953	3,153
Norfolk Southern Corp.	47,302	3,099
Cummins Inc.	26,162	2,536
Goodrich Corp.	17,964	2,259
PACCAR Inc.	48,596	1,826
Ingersoll-Rand plc	42,956	1,775
Lockheed Martin Corp.	19,760	1,636
Dover Corp.	26,316	1,488
Rockwell Automation Inc.	20,336	1,475
CH Robinson Worldwide Inc.	23,496	1,369
Expeditors International of Washington Inc.	30,422	1,164
Fluor Corp.	24,251	1,137
Rockwell Collins Inc.	20,375	1,026
		90,272
Information Technology (34.4%)
* Apple Inc.	133,798	77,299
International Business Machines Corp.	157,893	30,458
* Google Inc. Class A	37,013	21,499
Microsoft Corp.	704,315	20,559
Oracle Corp.	576,950	15,272
QUALCOMM Inc.	242,695	13,909
Cisco Systems Inc.	772,843	12,621
Visa Inc. Class A	75,288	8,673
* EMC Corp.	294,538	7,025
* eBay Inc.	166,167	6,512
Mastercard Inc. Class A	15,670	6,370
Accenture plc Class A	92,829	5,301
Automatic Data Processing Inc.	70,395	3,671
* Salesforce.com Inc.	18,506	2,565
* Cognizant Technology Solutions Corp. Class A	43,483	2,533
Texas Instruments Inc.	82,133	2,339
Broadcom Corp. Class A	70,593	2,284

	Intuit Inc.			40,180	2,259
*	Adobe Systems Inc.			70,830	2,199
*	Citrix Systems Inc.			26,710	1,952
*	Facebook Inc. Class A			63,873	1,893
	Motorola Solutions Inc.			39,041	1,877
*	Symantec Corp.			104,605	1,552
	Analog Devices Inc.			42,655	1,551
	Altera Corp.			46,210	1,544
*	NetApp Inc.			51,757	1,540
	Western Union Co.			89,008	1,460
*	Dell Inc.			110,200	1,359
*	Juniper Networks Inc.			75,472	1,298
*	Yahoo! Inc.			83,268	1,269
*	VMware Inc. Class A			11,701	1,088
*	Marvell Technology Group Ltd.			71,621	897
	Activision Blizzard Inc.			64,798	761
					263,389
Materials (3.4%)
	EI du Pont de Nemours & Co.			134,663	6,499
	Monsanto Co.			76,802	5,929
	Praxair Inc.			42,814	4,549
	Ecolab Inc.			41,738	2,638
	Newmont Mining Corp.			46,125	2,175
	Mosaic Co.			42,485	2,026
	Air Products & Chemicals Inc.			15,079	1,192
	PPG Industries Inc.			10,890	1,126
					26,134
Telecommunication Services (0.3%)
*	Crown Castle International Corp.			40,796	2,227

Total Common Stocks (Cost $644,536)					760,936
		Coupon
Temporary Cash Investments (0.0%)[1]
Money Market Fund (0.0%)
[2,3] Vanguard Market Liquidity Fund		0.148%		73,502	74

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Note/Bond	1.375%	9/15/12	100	100
Total Temporary Cash Investments (Cost $174)					174
Total Investments (99.3%) (Cost $644,710)					761,110
Other Assets and Liabilities-Net (0.7%)[3]					5,041
Net Assets (100%)					766,151

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $72,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.4% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $74,000 of collateral received for securities on loan.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

Mega Cap 300 Growth Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	760,936	—	—
Temporary Cash Investments	74	100	—
Total	761,010	100	—

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At May 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)

Mega Cap 300 Growth Index Fund

Long (Short)
E-mini S&P 500 Index	June 2012	10	655	(5)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2012, the cost of investment securities for tax purposes was $644,710,000. Net unrealized appreciation of investment securities for tax purposes was $116,400,000, consisting of unrealized gains of $135,442,000 on securities that had risen in value since their purchase and $19,042,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap 300 Value Index Fund

Schedule of Investments
As of May 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (4.2%)
Walt Disney Co.	99,471	4,547
Ford Motor Co.	319,878	3,378
Time Warner Inc.	87,167	3,004
* General Motors Co.	70,301	1,561
Macy's Inc.	37,303	1,419
Carnival Corp.	40,282	1,293
Lowe's Cos. Inc.	39,211	1,048
Kohl's Corp.	21,735	996
Staples Inc.	62,601	822
Johnson Controls Inc.	21,510	648
Best Buy Co. Inc.	26,866	503
Omnicom Group Inc.	8,539	407
DISH Network Corp. Class A	9,372	263
		19,889
Consumer Staples (11.1%)
Procter & Gamble Co.	247,715	15,430
PepsiCo Inc.	92,163	6,253
Altria Group Inc.	184,001	5,923
Kraft Foods Inc.	151,085	5,782
CVS Caremark Corp.	117,132	5,264
Kimberly-Clark Corp.	35,379	2,807
Archer-Daniels-Midland Co.	59,483	1,896
Sysco Corp.	52,675	1,470
Lorillard Inc.	11,831	1,462
Reynolds American Inc.	31,166	1,304
General Mills Inc.	28,913	1,107
HJ Heinz Co.	18,700	993
ConAgra Foods Inc.	37,197	936
Avon Products Inc.	38,905	644
Campbell Soup Co.	17,150	544
Molson Coors Brewing Co. Class B	13,398	515
Sara Lee Corp.	18,521	387
Clorox Co.	5,542	381
		53,098
Energy (16.8%)
Exxon Mobil Corp.	423,885	33,330
Chevron Corp.	177,776	17,477
Occidental Petroleum Corp.	73,218	5,804
ConocoPhillips	109,351	5,704
Apache Corp.	34,515	2,809
Devon Energy Corp.	34,516	2,054
* Phillips 66	56,685	1,702
Spectra Energy Corp.	58,554	1,681
Marathon Oil Corp.	63,214	1,575
Hess Corp.	27,574	1,205
Marathon Petroleum Corp.	31,170	1,124
Baker Hughes Inc.	25,676	1,072
Valero Energy Corp.	50,065	1,056

Chesapeake Energy Corp.	59,720	1,009
Murphy Oil Corp.	16,536	771
Noble Corp.	22,767	712
Peabody Energy Corp.	24,579	574
* Weatherford International Ltd.	44,505	535
Diamond Offshore Drilling Inc.	4,079	237
		80,431
Financials (22.2%)
Wells Fargo & Co.	450,588	14,441
JPMorgan Chase & Co.	341,785	11,330
Bank of America Corp.	965,393	7,096
Citigroup Inc.	263,408	6,983
US Bancorp	171,885	5,347
* Berkshire Hathaway Inc. Class B	53,267	4,227
Goldman Sachs Group Inc.	42,211	4,040
PNC Financial Services Group Inc.	47,428	2,913
Capital One Financial Corp.	44,779	2,300
MetLife Inc.	76,278	2,228
Travelers Cos. Inc.	35,328	2,208
Bank of New York Mellon Corp.	108,330	2,206
ACE Ltd.	30,265	2,189
BlackRock Inc.	11,815	2,018
Prudential Financial Inc.	42,017	1,952
BB&T Corp.	62,648	1,893
State Street Corp.	43,972	1,812
Morgan Stanley	133,431	1,783
Chubb Corp.	24,290	1,751
Aflac Inc.	42,095	1,687
Discover Financial Services	47,746	1,581
Marsh & McLennan Cos. Inc.	48,816	1,561
Ventas Inc.	26,082	1,534
Allstate Corp.	44,902	1,524
HCP Inc.	36,786	1,502
CME Group Inc.	5,675	1,462
Annaly Capital Management Inc.	87,135	1,448
Prologis Inc.	41,422	1,325
Vornado Realty Trust	14,932	1,223
Progressive Corp.	52,371	1,138
Loews Corp.	28,572	1,111
Fifth Third Bancorp	82,982	1,108
SunTrust Banks Inc.	48,324	1,108
* American International Group Inc.	35,449	1,034
Ameriprise Financial Inc.	19,978	957
Boston Properties Inc.	8,701	896
Invesco Ltd.	40,215	875
Aon plc	18,002	837
M&T Bank Corp.	10,191	829
Hartford Financial Services Group Inc.	37,727	634
Weyerhaeuser Co.	31,498	627
Charles Schwab Corp.	48,778	608
Franklin Resources Inc.	4,777	510
		105,836
Health Care (14.5%)
Johnson & Johnson	246,937	15,416
Pfizer Inc.	678,101	14,830
Merck & Co. Inc.	273,728	10,287

Abbott Laboratories	141,382	8,736
Bristol-Myers Squibb Co.	151,847	5,063
Eli Lilly & Co.	93,926	3,846
Medtronic Inc.	94,869	3,495
WellPoint Inc.	30,013	2,023
Cardinal Health Inc.	31,155	1,289
Aetna Inc.	31,411	1,284
Cigna Corp.	25,800	1,133
* Boston Scientific Corp.	130,997	752
Humana Inc.	7,327	560
* Forest Laboratories Inc.	8,349	292
		69,006
Industrials (8.1%)
General Electric Co.	951,846	18,171
United Technologies Corp.	77,774	5,764
Honeywell International Inc.	66,174	3,683
General Dynamics Corp.	27,327	1,749
Raytheon Co.	30,511	1,535
Waste Management Inc.	39,508	1,282
Northrop Grumman Corp.	21,633	1,271
Eaton Corp.	28,681	1,224
Parker Hannifin Corp.	13,598	1,111
Lockheed Martin Corp.	12,456	1,031
Stanley Black & Decker Inc.	14,459	958
Republic Services Inc. Class A	28,397	749
		38,528
Information Technology (6.8%)
Intel Corp.	449,369	11,612
Microsoft Corp.	237,719	6,939
Hewlett-Packard Co.	177,725	4,031
Corning Inc.	136,861	1,778
Texas Instruments Inc.	51,464	1,466
TE Connectivity Ltd.	38,408	1,207
Applied Materials Inc.	116,014	1,198
Paychex Inc.	29,309	878
Xerox Corp.	120,201	868
* Dell Inc.	68,915	850
* Yahoo! Inc.	52,078	793
CA Inc.	30,637	762
		32,382
Materials (2.6%)
Dow Chemical Co.	106,586	3,311
Freeport-McMoRan Copper & Gold Inc.	85,308	2,733
LyondellBasell Industries NV Class A	28,340	1,118
International Paper Co.	37,460	1,094
Nucor Corp.	28,564	1,021
Alcoa Inc.	96,220	823
Air Products & Chemicals Inc.	9,512	752
Newmont Mining Corp.	15,643	738
PPG Industries Inc.	6,835	707
		12,297
Telecommunication Services (6.6%)
AT&T Inc.	533,325	18,224
Verizon Communications Inc.	255,054	10,620
CenturyLink Inc.	55,701	2,185

* Sprint Nextel Corp.			270,536	695
				31,724
Utilities (6.6%)
Southern Co.			77,455	3,556
Exelon Corp.			76,515	2,830
Dominion Resources Inc.			51,205	2,666
Duke Energy Corp.			120,074	2,639
NextEra Energy Inc.			35,477	2,318
FirstEnergy Corp.			37,565	1,758
American Electric Power Co. Inc.			43,386	1,671
PG&E Corp.			37,071	1,620
Consolidated Edison Inc.			26,397	1,593
Progress Energy Inc.			26,609	1,459
PPL Corp.			52,221	1,429
Public Service Enterprise Group Inc.			45,618	1,423
Sempra Energy			20,412	1,327
Edison International			27,747	1,247
Xcel Energy Inc.			43,737	1,225
Entergy Corp.			15,933	1,028
Northeast Utilities			28,256	1,017
* AES Corp.			58,771	711
				31,517
Total Common Stocks (Cost $481,333)				474,708
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Temporary Cash Investments (0.0%)[1]
U.S. Government and Agency Obligations (0.0%)
[2,3] Fannie Mae Discount Notes (Cost $100)	0.155%	9/26/12	100	100

Total Investments (99.5%) (Cost $481,433)				474,808
Other Assets and Liabilities-Net (0.5%)				2,544
Net Assets (100%)				477,352

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.6% and -0.1%, respectively, of net assets.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Mega Cap 300 Value Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	474,708	—	—
Temporary Cash Investments	—	100	—
Total	474,708	100	—

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At May 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	June 2012	8	524	(18)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2012, the cost of investment securities for tax purposes was $481,433,000. Net unrealized depreciation of investment securities for tax purposes was $6,625,000, consisting of unrealized gains of $32,568,000 on securities that had risen in value since their purchase and $39,193,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Extended Duration Treasury Index Fund

Schedule of Investments
As of May 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (100.0%)
U.S. Government Securities (100.0%)
United States Treasury Strip Coupon	0.000%	8/15/32	25,110	14,813
United States Treasury Strip Coupon	0.000%	11/15/32	28,950	16,920
United States Treasury Strip Coupon	0.000%	2/15/33	26,625	15,434
United States Treasury Strip Coupon	0.000%	5/15/33	26,370	15,130
United States Treasury Strip Coupon	0.000%	8/15/33	26,230	14,888
United States Treasury Strip Coupon	0.000%	11/15/33	28,215	15,891
United States Treasury Strip Coupon	0.000%	2/15/34	28,095	15,666
United States Treasury Strip Coupon	0.000%	5/15/34	26,850	14,836
United States Treasury Strip Coupon	0.000%	8/15/34	28,450	15,606
United States Treasury Strip Coupon	0.000%	11/15/34	26,740	14,511
United States Treasury Strip Coupon	0.000%	2/15/35	28,045	15,084
United States Treasury Strip Coupon	0.000%	5/15/35	29,370	15,688
United States Treasury Strip Coupon	0.000%	8/15/35	26,120	13,809
United States Treasury Strip Coupon	0.000%	11/15/35	24,885	13,051
United States Treasury Strip Coupon	0.000%	2/15/36	25,725	13,385
United States Treasury Strip Coupon	0.000%	5/15/36	27,855	14,373
United States Treasury Strip Coupon	0.000%	8/15/36	24,200	12,393
United States Treasury Strip Coupon	0.000%	11/15/36	28,760	14,596
United States Treasury Strip Coupon	0.000%	2/15/37	26,560	13,373
United States Treasury Strip Coupon	0.000%	5/15/37	28,150	14,066
United States Treasury Strip Coupon	0.000%	8/15/37	25,790	12,768
United States Treasury Strip Coupon	0.000%	11/15/37	28,030	13,754
United States Treasury Strip Coupon	0.000%	2/15/38	29,000	14,106
United States Treasury Strip Coupon	0.000%	5/15/38	30,950	14,933
United States Treasury Strip Coupon	0.000%	8/15/38	28,495	13,648
United States Treasury Strip Coupon	0.000%	11/15/38	24,950	11,857
United States Treasury Strip Coupon	0.000%	2/15/39	30,500	14,354
United States Treasury Strip Coupon	0.000%	5/15/39	27,200	12,708
United States Treasury Strip Coupon	0.000%	8/15/39	29,395	13,641
United States Treasury Strip Coupon	0.000%	11/15/39	31,460	14,477
United States Treasury Strip Coupon	0.000%	2/15/40	27,550	12,554
United States Treasury Strip Coupon	0.000%	5/15/40	29,145	13,195
United States Treasury Strip Coupon	0.000%	8/15/40	29,000	13,009
United States Treasury Strip Coupon	0.000%	11/15/40	29,595	13,172
United States Treasury Strip Coupon	0.000%	2/15/41	25,850	11,410
United States Treasury Strip Coupon	0.000%	5/15/41	19,500	8,524
United States Treasury Strip Coupon	0.000%	8/15/41	5,000	2,171
United States Treasury Strip Coupon	0.000%	11/15/41	5,000	2,150
United States Treasury Strip Principal	0.000%	2/15/36	26,710	14,259
United States Treasury Strip Principal	0.000%	2/15/37	22,250	11,478
United States Treasury Strip Principal	0.000%	5/15/37	26,005	13,323
United States Treasury Strip Principal	0.000%	2/15/38	24,600	12,246
United States Treasury Strip Principal	0.000%	5/15/38	22,995	11,370
United States Treasury Strip Principal	0.000%	2/15/39	22,685	10,887
United States Treasury Strip Principal	0.000%	5/15/39	25,060	11,943
United States Treasury Strip Principal	0.000%	8/15/39	28,450	13,445
United States Treasury Strip Principal	0.000%	11/15/39	22,850	10,689
United States Treasury Strip Principal	0.000%	2/15/40	28,035	13,009
United States Treasury Strip Principal	0.000%	5/15/40	26,800	12,301

United States Treasury Strip Principal	0.000%	8/15/40	25,630	11,632
United States Treasury Strip Principal	0.000%	11/15/40	25,105	11,307
United States Treasury Strip Principal	0.000%	2/15/41	41,485	18,545
United States Treasury Strip Principal	0.000%	5/15/41	50,445	22,314
United States Treasury Strip Principal	0.000%	8/15/41	62,555	27,348
United States Treasury Strip Principal	0.000%	11/15/41	59,185	25,547
United States Treasury Strip Principal	0.000%	2/15/42	39,200	16,789
United States Treasury Strip Principal	0.000%	5/15/42	23,800	10,126
Total U.S. Government and Agency Obligations (Cost $570,893)				784,502
			Shares
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund (Cost $63)	0.148%		62,543	63
Total Investments (100.0%) (Cost $570,956)				784,565
Other Assets and Liabilities-Net (0.0%)				(206)
Net Assets (100%)				784,359

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	784,502	—
Temporary Cash Investments	63	—	—
Total	63	784,502	—

C. At May 31, 2012, the cost of investment securities for tax purposes was $570,956,000. Net unrealized appreciation of investment securities for tax purposes was $213,609,000, consisting of unrealized gains of $213,676,000 on securities that had risen in value since their purchase and $67,000 in unrealized losses on securities that had fallen in value since their purchase.

Extended Duration Treasury Index Fund

Vanguard Consumer Discretionary Index Fund

Schedule of Investments
As of May 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Auto Components (3.6%)
Johnson Controls Inc.	198,398	5,980
* BorgWarner Inc.	31,749	2,278
Autoliv Inc.	26,050	1,506
* TRW Automotive Holdings Corp.	30,751	1,186
Lear Corp.	29,220	1,164
* WABCO Holdings Inc.	18,784	972
Gentex Corp.	41,808	932
* Delphi Automotive plc	28,646	832
* Goodyear Tire & Rubber Co.	71,272	745
Dana Holding Corp.	42,985	573
* Visteon Corp.	13,849	554
* Tenneco Inc.	17,617	478
Cooper Tire & Rubber Co.	17,115	265
* Dorman Products Inc.	4,201	202
* American Axle & Manufacturing Holdings Inc.	20,761	192
* Drew Industries Inc.	5,725	152
Superior Industries International Inc.	7,125	120
* Amerigon Inc.	8,389	101
* Federal-Mogul Corp.	7,325	82
* Modine Manufacturing Co.	12,257	79
* Fuel Systems Solutions Inc.	4,951	74
Standard Motor Products Inc.	5,168	70
* Stoneridge Inc.	7,014	49
* Exide Technologies	18,783	44
* Tower International Inc.	1,921	24
		18,654
Automobiles (3.9%)
Ford Motor Co.	1,032,680	10,905
* General Motors Co.	228,161	5,065
Harley-Davidson Inc.	67,176	3,237
* Tesla Motors Inc.	15,297	451
Thor Industries Inc.	13,560	417
* Winnebago Industries Inc.	8,268	74
		20,149
Distributors (1.0%)
Genuine Parts Co.	45,396	2,860
* LKQ Corp.	40,690	1,483
Pool Corp.	13,841	511
Core-Mark Holding Co. Inc.	2,967	129
Weyco Group Inc.	2,046	48
		5,031
Diversified Consumer Services (1.6%)
H&R Block Inc.	85,202	1,301
* Apollo Group Inc. Class A	32,963	1,049
Service Corp. International	64,439	738
Sotheby's	19,722	602
* Coinstar Inc.	9,002	553
DeVry Inc.	17,700	484

Weight Watchers International Inc.	8,061	457
Hillenbrand Inc.	18,266	343
Strayer Education Inc.	3,485	313
* ITT Educational Services Inc.	5,399	307
Regis Corp.	16,740	307
Matthews International Corp. Class A	8,289	250
* Grand Canyon Education Inc.	10,954	198
* Steiner Leisure Ltd.	4,121	189
* Ascent Capital Group Inc. Class A	3,580	188
* K12 Inc.	7,941	174
* American Public Education Inc.	5,260	150
Stewart Enterprises Inc. Class A	23,900	147
* Capella Education Co.	3,965	122
* Career Education Corp.	15,718	103
* Bridgepoint Education Inc.	5,224	102
Universal Technical Institute Inc.	6,650	81
* Corinthian Colleges Inc.	23,539	64
Lincoln Educational Services Corp.	5,424	31
* Education Management Corp.	942	7
		8,260
Hotels, Restaurants & Leisure (18.0%)
McDonald's Corp.	296,846	26,520
Starbucks Corp.	219,570	12,052
Yum! Brands Inc.	134,182	9,441
Las Vegas Sands Corp.	117,664	5,434
Carnival Corp.	130,313	4,182
* Chipotle Mexican Grill Inc. Class A	9,111	3,763
Starwood Hotels & Resorts Worldwide Inc.	57,153	3,021
Marriott International Inc. Class A	77,695	3,008
Wynn Resorts Ltd.	23,394	2,411
Wyndham Worldwide Corp.	42,579	2,120
Darden Restaurants Inc.	37,363	1,933
International Game Technology	86,993	1,244
* Panera Bread Co. Class A	8,263	1,214
* MGM Resorts International	106,653	1,155
Royal Caribbean Cruises Ltd.	41,127	969
* Penn National Gaming Inc.	18,863	867
Dunkin' Brands Group Inc.	22,791	740
Brinker International Inc.	22,844	738
* Bally Technologies Inc.	12,608	587
Six Flags Entertainment Corp.	11,956	546
* Life Time Fitness Inc.	11,747	503
* Cheesecake Factory Inc.	15,362	498
* Hyatt Hotels Corp. Class A	13,280	491
Domino's Pizza Inc.	15,965	490
Vail Resorts Inc.	10,504	457
* Buffalo Wild Wings Inc.	5,343	455
Wendy's Co.	84,898	390
* Gaylord Entertainment Co.	9,886	375
Cracker Barrel Old Country Store Inc.	6,020	369
Bob Evans Farms Inc.	8,546	346
* WMS Industries Inc.	16,266	334
Texas Roadhouse Inc. Class A	18,094	329
PF Chang's China Bistro Inc.	6,180	317
* BJ's Restaurants Inc.	7,231	317
* Jack in the Box Inc.	12,189	315
Choice Hotels International Inc.	8,607	313

* Papa John's International Inc.	5,731	267
* Shuffle Master Inc.	15,697	249
* Orient-Express Hotels Ltd. Class A	28,356	239
Churchill Downs Inc.	3,749	225
* Peet's Coffee & Tea Inc.	3,745	223
* DineEquity Inc.	4,506	216
CEC Entertainment Inc.	5,517	193
Interval Leisure Group Inc.	11,421	190
International Speedway Corp. Class A	7,869	189
Ameristar Casinos Inc.	9,561	179
* Pinnacle Entertainment Inc.	17,914	175
* Biglari Holdings Inc.	397	155
* AFC Enterprises Inc.	7,181	153
* Marriott Vacations Worldwide Corp.	5,392	153
* Scientific Games Corp. Class A	16,081	137
* Sonic Corp.	15,851	135
* Red Robin Gourmet Burgers Inc.	4,024	129
* Boyd Gaming Corp.	16,525	126
* Denny's Corp.	28,084	121
* Ruby Tuesday Inc.	14,842	107
* Krispy Kreme Doughnuts Inc.	15,844	100
* Bravo Brio Restaurant Group Inc.	5,267	86
Marcus Corp.	5,808	77
Speedway Motorsports Inc.	4,141	68
* Isle of Capri Casinos Inc.	5,924	32
		92,168
Household Durables (3.6%)
Newell Rubbermaid Inc.	83,893	1,544
Garmin Ltd.	34,008	1,461
Whirlpool Corp.	22,318	1,381
DR Horton Inc.	83,110	1,380
Lennar Corp. Class A	45,879	1,252
* Toll Brothers Inc.	43,828	1,196
* Mohawk Industries Inc.	17,031	1,160
* NVR Inc.	1,399	1,126
* PulteGroup Inc.	100,438	940
Jarden Corp.	21,987	894
Tupperware Brands Corp.	16,328	883
* Tempur-Pedic International Inc.	18,560	858
Leggett & Platt Inc.	40,599	844
Harman International Industries Inc.	20,433	801
MDC Holdings Inc.	11,858	341
Ryland Group Inc.	13,013	291
* Helen of Troy Ltd.	8,704	274
* Meritage Homes Corp.	8,457	254
* La-Z-Boy Inc.	15,132	213
Ethan Allen Interiors Inc.	7,529	169
* Standard Pacific Corp.	31,655	163
* iRobot Corp.	7,567	160
American Greetings Corp. Class A	10,828	152
KB Home	20,135	146
Blyth Inc.	1,563	117
* Libbey Inc.	5,963	86
* M/I Homes Inc.	5,616	84
* Zagg Inc.	5,948	63
* Universal Electronics Inc.	4,302	56
* Beazer Homes USA Inc.	21,480	56

* Hovnanian Enterprises Inc. Class A	29,185	55
* Skullcandy Inc.	4,122	54
CSS Industries Inc.	2,535	48
* Sealy Corp.	13,559	23
* Furniture Brands International Inc.	14,137	16
		18,541
Internet & Catalog Retail (7.6%)
* Amazon.com Inc.	106,099	22,590
* priceline.com Inc.	14,514	9,078
* Liberty Interactive Corp. Class A	158,796	2,661
Expedia Inc.	28,157	1,292
* TripAdvisor Inc.	30,019	1,287
* Netflix Inc.	15,350	974
HSN Inc.	11,787	458
* Shutterfly Inc.	9,635	266
* HomeAway Inc.	9,535	224
* Blue Nile Inc.	3,950	128
Nutrisystem Inc.	7,764	80
PetMed Express Inc.	5,766	66
* Vitacost.com Inc.	5,769	44
* Overstock.com Inc.	4,602	31
* Orbitz Worldwide Inc.	5,619	20
		39,199
Leisure Equipment & Products (1.4%)
Mattel Inc.	98,830	3,077
Polaris Industries Inc.	18,917	1,437
Hasbro Inc.	33,950	1,202
Brunswick Corp.	25,946	568
Sturm Ruger & Co. Inc.	5,563	217
* LeapFrog Enterprises Inc.	15,299	159
JAKKS Pacific Inc.	7,723	143
* Arctic Cat Inc.	3,597	130
* Smith & Wesson Holding Corp.	18,189	123
Callaway Golf Co.	19,125	106
* Steinway Musical Instruments Inc.	2,139	48
		7,210
Media (25.4%)
Walt Disney Co.	496,244	22,683
Comcast Corp. Class A	589,825	17,052
News Corp. Class A	521,591	10,015
Time Warner Inc.	282,589	9,741
* DIRECTV Class A	197,090	8,761
Time Warner Cable Inc.	91,537	6,902
Viacom Inc. Class B	142,578	6,805
CBS Corp. Class B	176,507	5,634
Comcast Corp.	196,034	5,630
Omnicom Group Inc.	79,506	3,791
McGraw-Hill Cos. Inc.	72,918	3,163
* Liberty Media Corp. - Liberty Capital Class A	30,987	2,627
* Discovery Communications Inc. Class A	41,457	2,077
* Sirius XM Radio Inc.	1,094,665	2,069
* Liberty Global Inc. Class A	40,130	1,854
News Corp. Class B	94,721	1,838
DISH Network Corp. Class A	60,814	1,705
Virgin Media Inc.	77,105	1,699
* Liberty Global Inc.	34,978	1,563

* Discovery Communications Inc.	31,831	1,483
Scripps Networks Interactive Inc. Class A	26,798	1,468
Interpublic Group of Cos. Inc.	129,770	1,348
Gannett Co. Inc.	69,445	907
* Charter Communications Inc. Class A	11,695	733
Cinemark Holdings Inc.	29,899	690
Cablevision Systems Corp. Class A	57,640	659
* Madison Square Garden Co. Class A	17,193	645
John Wiley & Sons Inc. Class A	14,045	639
* AMC Networks Inc. Class A	15,336	592
Washington Post Co. Class B	1,393	486
* Lamar Advertising Co. Class A	18,214	448
Morningstar Inc.	7,304	409
* Live Nation Entertainment Inc.	41,351	387
* DreamWorks Animation SKG Inc. Class A	20,205	359
Regal Entertainment Group Class A	24,868	342
^ Meredith Corp.	10,498	311
* Lions Gate Entertainment Corp.	20,900	278
Arbitron Inc.	7,938	265
* New York Times Co. Class A	38,498	256
* Valassis Communications Inc.	12,423	247
National CineMedia Inc.	16,003	216
Scholastic Corp.	7,696	207
* Knology Inc.	9,436	184
* Pandora Media Inc.	16,795	180
Belo Corp. Class A	26,961	156
Sinclair Broadcast Group Inc. Class A	15,019	122
Harte-Hanks Inc.	12,815	108
* EW Scripps Co. Class A	8,976	81
Clear Channel Outdoor Holdings Inc. Class A	11,299	71
* Digital Generation Inc.	7,128	68
World Wrestling Entertainment Inc. Class A	8,414	66
* Journal Communications Inc. Class A	10,529	45
* Cumulus Media Inc. Class A	15,307	43
* McClatchy Co. Class A	17,165	38
* Entercom Communications Corp. Class A	6,127	30
Martha Stewart Living Omnimedia Class A	9,043	27
* ReachLocal Inc.	2,413	24
* LIN TV Corp. Class A	8,124	23
		130,250
Multiline Retail (6.3%)
Target Corp.	185,307	10,731
Macy's Inc.	120,714	4,593
* Dollar Tree Inc.	34,689	3,579
Kohl's Corp.	70,167	3,215
* Dollar General Corp.	53,269	2,605
Nordstrom Inc.	48,311	2,288
Family Dollar Stores Inc.	29,104	1,972
JC Penney Co. Inc.	47,103	1,236
* Big Lots Inc.	19,118	703
Dillard's Inc. Class A	8,738	588
* Sears Holdings Corp.	10,822	535
* Saks Inc.	32,760	323
Fred's Inc. Class A	10,554	145
* Gordmans Stores Inc.	2,543	45
		32,558

Specialty Retail (20.4%)
Home Depot Inc.	449,271	22,167
Lowe's Cos. Inc.	361,674	9,664
TJX Cos. Inc.	219,826	9,334
* Bed Bath & Beyond Inc.	70,309	5,080
Ross Stores Inc.	66,635	4,213
* AutoZone Inc.	10,217	3,885
* O'Reilly Automotive Inc.	37,105	3,554
Limited Brands Inc.	73,413	3,257
Staples Inc.	201,909	2,653
Gap Inc.	92,636	2,455
PetSmart Inc.	32,552	2,098
Tiffany & Co.	36,932	2,046
Tractor Supply Co.	20,843	1,904
* CarMax Inc.	66,143	1,866
Best Buy Co. Inc.	86,618	1,621
Ulta Salon Cosmetics & Fragrance Inc.	17,406	1,556
Advance Auto Parts Inc.	21,254	1,550
Foot Locker Inc.	44,185	1,402
Dick's Sporting Goods Inc.	28,155	1,309
* Sally Beauty Holdings Inc.	47,102	1,245
Signet Jewelers Ltd.	25,419	1,110
American Eagle Outfitters Inc.	50,876	982
Williams-Sonoma Inc.	27,202	950
* Urban Outfitters Inc.	33,557	939
Abercrombie & Fitch Co.	24,911	836
GNC Holdings Inc. Class A	20,253	780
GameStop Corp. Class A	39,684	761
* Ascena Retail Group Inc.	38,002	719
Chico's FAS Inc.	48,953	715
Rent-A-Center Inc.	17,181	578
Aaron's Inc.	21,006	558
Guess? Inc.	20,242	539
DSW Inc. Class A	8,925	533
Men's Wearhouse Inc.	14,140	509
* AutoNation Inc.	13,432	484
Pier 1 Imports Inc.	28,884	471
* Genesco Inc.	7,078	471
* Cabela's Inc.	13,245	468
* Hibbett Sports Inc.	7,858	440
* Aeropostale Inc.	23,686	438
* Select Comfort Corp.	15,603	427
* ANN Inc.	15,376	413
* Express Inc.	22,123	409
* Vitamin Shoppe Inc.	7,718	382
* Collective Brands Inc.	17,568	374
* Jos A Bank Clothiers Inc.	8,175	363
* Children's Place Retail Stores Inc.	7,361	338
Group 1 Automotive Inc.	6,276	329
Penske Automotive Group Inc.	13,235	325
Buckle Inc.	8,252	323
Finish Line Inc. Class A	14,758	304
Monro Muffler Brake Inc.	8,489	287
* Charming Shoppes Inc.	34,047	250
* Zumiez Inc.	6,792	250
* Francesca's Holdings Corp.	10,151	238
Cato Corp. Class A	8,037	231

* Asbury Automotive Group Inc.	8,291	222
* Lumber Liquidators Holdings Inc.	6,927	202
* Office Depot Inc.	81,312	175
Lithia Motors Inc. Class A	6,530	159
Sonic Automotive Inc. Class A	10,693	159
Stage Stores Inc.	9,020	155
Brown Shoe Co. Inc.	12,229	145
* Barnes & Noble Inc.	8,753	144
Pep Boys-Manny Moe & Jack	15,253	142
RadioShack Corp.	28,753	133
* Cost Plus Inc.	5,858	129
* rue21 inc	4,700	124
* OfficeMax Inc.	24,947	121
Hot Topic Inc.	11,694	116
* America's Car-Mart Inc.	2,538	110
* Conn's Inc.	5,753	101
* Shoe Carnival Inc.	4,176	88
* Wet Seal Inc. Class A	26,105	74
bebe stores inc	10,779	69
* Mattress Firm Holding Corp.	1,965	67
* Body Central Corp.	4,423	65
Destination Maternity Corp.	3,289	64
Haverty Furniture Cos. Inc.	5,105	62
* hhgregg Inc.	5,672	61
* Stein Mart Inc.	8,090	59
* Citi Trends Inc.	4,237	59
* Systemax Inc.	4,176	51
* Talbots Inc.	20,092	49
* Kirkland's Inc.	4,456	48
* Teavana Holdings Inc.	2,786	37
Big 5 Sporting Goods Corp.	5,171	34
* New York & Co. Inc.	7,680	27
* Pacific Sunwear of California Inc.	15,089	22
* Coldwater Creek Inc.	25,462	21
* Orchard Supply Hardware Stores Corp. Class A	563	9
Christopher & Banks Corp.	852	1
		104,687
Textiles, Apparel & Luxury Goods (7.1%)
NIKE Inc. Class B	107,525	11,632
Coach Inc.	83,867	5,657
VF Corp.	25,781	3,636
Ralph Lauren Corp. Class A	17,900	2,663
* Lululemon Athletica Inc.	29,344	2,132
PVH Corp.	20,018	1,621
* Under Armour Inc. Class A	11,218	1,130
* Fossil Inc.	15,277	1,118
* Hanesbrands Inc.	28,356	790
* Carter's Inc.	14,559	785
* Deckers Outdoor Corp.	11,268	627
Wolverine World Wide Inc.	14,055	597
* Warnaco Group Inc.	11,829	526
* Steven Madden Ltd.	11,543	468
* Crocs Inc.	26,407	447
* Fifth & Pacific Co. Inc.	29,372	352
* Iconix Brand Group Inc.	21,359	320
Jones Group Inc.	23,454	226
True Religion Apparel Inc.	7,028	206

*	Skechers U.S.A. Inc. Class A		11,187	190
	Oxford Industries Inc.		4,125	190
	Columbia Sportswear Co.		3,924	189
	Movado Group Inc.		5,410	150
*	Maidenform Brands Inc.		6,813	131
*	Vera Bradley Inc.		5,892	129
*	G-III Apparel Group Ltd.		4,846	120
*	Quiksilver Inc.		36,351	100
*	Perry Ellis International Inc.		3,964	75
*	Unifi Inc.		4,223	47
*	Kenneth Cole Productions Inc. Class A		2,747	41
*	K-Swiss Inc. Class A		7,717	23
				36,318
Total Common Stocks (Cost $467,950)				513,025
				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investment (0.2%)
[1,2] Vanguard Market Liquidity Fund (Cost
	$1,236)	0.148%	1,235,888	1,236
Total Investments (100.1%) (Cost $469,186)				514,261
Other Assets and Liabilities-Net (-0.1%)[2]				(556)
Net Assets (100%)				513,705

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $44,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $47,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2012, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At May 31, 2012, the cost of investment securities for tax purposes was $469,186,000. Net unrealized appreciation of investment securities for tax purposes was $45,075,000, consisting of unrealized gains of $79,480,000 on securities that had risen in value since their purchase and $34,405,000 in unrealized losses on securities that had fallen in value since their purchase.

Consumer Discretionary Index Fund

Vanguard Consumer Staples Index Fund

Schedule of Investments
As of May 31, 2012

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Beverages (20.8%)
	Coca-Cola Co.	1,462,562	109,297
	PepsiCo Inc.	1,091,770	74,077
*	Monster Beverage Corp.	122,544	8,897
	Dr Pepper Snapple Group Inc.	177,354	7,318
	Coca-Cola Enterprises Inc.	256,772	7,025
	Beam Inc.	114,556	6,937
	Brown-Forman Corp. Class B	68,916	6,008
	Molson Coors Brewing Co. Class B	132,154	5,081
*	Constellation Brands Inc. Class A	159,213	3,071
*	Boston Beer Co. Inc. Class A	11,155	1,170
	Coca-Cola Bottling Co. Consolidated	10,250	628
*	National Beverage Corp.	35,239	510
*,^ Central European Distribution Corp.		126,965	498
			230,517
Food & Staples Retailing (21.7%)
	Wal-Mart Stores Inc.	1,327,324	87,364
	CVS Caremark Corp.	1,016,176	45,667
	Costco Wholesale Corp.	339,793	29,355
	Walgreen Co.	691,706	21,111
	Sysco Corp.	463,082	12,925
	Whole Foods Market Inc.	137,581	12,191
	Kroger Co.	457,734	10,075
	Safeway Inc.	284,218	5,406
*	United Natural Foods Inc.	44,044	2,233
	Casey's General Stores Inc.	37,833	2,143
*	Fresh Market Inc.	31,512	1,831
*	Harris Teeter Supermarkets Inc.	44,514	1,671
	PriceSmart Inc.	19,938	1,347
^	SUPERVALU Inc.	230,855	1,043
*	Rite Aid Corp.	797,882	1,037
	Andersons Inc.	21,849	952
	Weis Markets Inc.	18,984	828
*	Susser Holdings Corp.	25,674	751
	Spartan Stores Inc.	42,137	706
*	Pantry Inc.	44,171	570
	Nash Finch Co.	24,944	514
	Ingles Markets Inc. Class A	30,008	468
*	Chefs' Warehouse Inc.	23,554	449
	Village Super Market Inc. Class A	17,247	431
			241,068
Food Products (19.8%)
	Kraft Foods Inc.	1,300,204	49,759
	General Mills Inc.	506,264	19,380
	Archer-Daniels-Midland Co.	521,114	16,613
	HJ Heinz Co.	253,186	13,439
	Mead Johnson Nutrition Co.	161,285	13,022
	Sara Lee Corp.	472,193	9,869
	Kellogg Co.	201,337	9,821

Hershey Co.	131,908	8,819
ConAgra Foods Inc.	331,464	8,336
JM Smucker Co.	93,893	7,188
Bunge Ltd.	117,968	7,019
McCormick & Co. Inc.	99,173	5,589
Campbell Soup Co.	158,949	5,039
Tyson Foods Inc. Class A	255,586	4,951
Hormel Foods Corp.	125,780	3,762
Corn Products International Inc.	65,416	3,342
* Ralcorp Holdings Inc.	47,516	3,020
* Dean Foods Co.	178,609	2,793
* Green Mountain Coffee Roasters Inc.	114,221	2,696
* Smithfield Foods Inc.	133,671	2,629
Flowers Foods Inc.	109,753	2,417
* Hain Celestial Group Inc.	38,333	2,127
* TreeHouse Foods Inc.	33,649	1,918
* Darling International Inc.	116,596	1,634
Lancaster Colony Corp.	21,196	1,427
B&G Foods Inc. Class A	56,301	1,356
Sanderson Farms Inc.	23,791	1,307
Snyders-Lance Inc.	49,175	1,268
J&J Snack Foods Corp.	19,509	1,074
Fresh Del Monte Produce Inc.	45,773	1,074
* Pilgrim's Pride Corp.	119,987	985
* Post Holdings Inc.	32,010	963
Cal-Maine Foods Inc.	22,294	792
Calavo Growers Inc.	25,271	692
Tootsie Roll Industries Inc.	30,494	682
Diamond Foods Inc.	31,549	666
* Smart Balance Inc.	111,108	659
* Dole Food Co. Inc.	67,745	602
* Chiquita Brands International Inc.	92,383	501
* Seneca Foods Corp. Class A	20,005	436
* Farmer Bros Co.	47,378	324
		219,990
Household Products (18.7%)
Procter & Gamble Co.	1,994,247	124,222
Colgate-Palmolive Co.	377,579	37,116
Kimberly-Clark Corp.	308,171	24,453
Clorox Co.	107,742	7,413
Church & Dwight Co. Inc.	116,987	6,228
* Energizer Holdings Inc.	57,488	4,192
* Spectrum Brands Holdings Inc.	30,484	1,052
WD-40 Co.	21,834	1,021
* Central Garden and Pet Co. Class A	72,249	666
* Central Garden and Pet Co.	53,992	487
		206,850
Personal Products (2.5%)
Estee Lauder Cos. Inc. Class A	188,151	10,188
Avon Products Inc.	352,232	5,829
Herbalife Ltd.	96,908	4,341
Nu Skin Enterprises Inc. Class A	51,505	2,209
* Elizabeth Arden Inc.	30,772	1,060
* Prestige Brands Holdings Inc.	66,211	909
* USANA Health Sciences Inc.	17,382	702
* Medifast Inc.	31,645	572

* Revlon Inc. Class A		35,546	529
Inter Parfums Inc.		32,934	517
* Schiff Nutrition International Inc.		29,049	488
Nature's Sunshine Products Inc.		14,022	205
			27,549
Tobacco (16.5%)
Philip Morris International Inc.		1,232,476	104,157
Altria Group Inc.		1,561,800	50,274
Lorillard Inc.		107,894	13,336
Reynolds American Inc.		276,583	11,572
Universal Corp.		26,438	1,194
Vector Group Ltd.		56,088	931
*,^ Star Scientific Inc.		187,471	728
* Alliance One International Inc.		174,908	502
			182,694
Total Common Stocks (Cost $980,435)			1,108,668
	Coupon
Temporary Cash Investment (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost
$1,519)	0.148%	1,519,000	1,519
Total Investments (100.1%) (Cost $981,954)			1,110,187
Other Assets and Liabilities-Net (-0.1%)[2]			(887)
Net Assets (100%)			1,109,300

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $528,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $596,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2012, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At May 31, 2012, the cost of investment securities for tax purposes was $981,954,000. Net unrealized appreciation of investment securities for tax purposes was $128,233,000, consisting of

Consumer Staples Index Fund

unrealized gains of $164,907,000 on securities that had risen in value since their purchase and $36,674,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Energy Index Fund

Schedule of Investments
As of May 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Energy Equipment & Services (20.1%)
Oil & Gas Drilling (2.6%)
Noble Corp.	365,155	11,418
Helmerich & Payne Inc.	152,760	6,920
Diamond Offshore Drilling Inc.	102,232	5,948
* Nabors Industries Ltd.	412,625	5,591
* Rowan Cos. plc	183,222	5,497
Patterson-UTI Energy Inc.	238,955	3,613
* Atwood Oceanics Inc.	91,437	3,494
* Unit Corp.	67,303	2,678
* Parker Drilling Co.	242,711	1,187
* Hercules Offshore Inc.	318,922	1,056
* Pioneer Drilling Co.	141,198	1,050
* Vantage Drilling Co.	655,417	983

Oil & Gas Equipment & Services (17.5%)
Schlumberger Ltd.	1,785,291	112,920
National Oilwell Varco Inc.	570,491	38,080
Halliburton Co.	1,237,318	37,194
Baker Hughes Inc.	591,398	24,679
* Cameron International Corp.	337,028	15,399
* FMC Technologies Inc.	330,453	13,297
* Weatherford International Ltd.	1,044,696	12,547
Core Laboratories NV	67,302	8,608
Oceaneering International Inc.	155,378	7,182
* Oil States International Inc.	75,788	5,045
* Superior Energy Services Inc.	228,126	4,937
* Dresser-Rand Group Inc.	111,998	4,914
* McDermott International Inc.	358,476	3,639
Tidewater Inc.	79,377	3,578
* Dril-Quip Inc.	50,974	3,088
Lufkin Industries Inc.	52,329	3,007
* SEACOR Holdings Inc.	33,879	2,921
* Helix Energy Solutions Group Inc.	166,895	2,859
^ CARBO Ceramics Inc.	31,422	2,556
Bristow Group Inc.	60,972	2,442
* Key Energy Services Inc.	219,383	2,174
* Hornbeck Offshore Services Inc.	57,937	1,935
* Gulfmark Offshore Inc.	43,393	1,549
^ RPC Inc.	146,367	1,519
* ION Geophysical Corp.	250,365	1,517
* Exterran Holdings Inc.	124,454	1,436
* OYO Geospace Corp.	13,504	1,253
* C&J Energy Services Inc.	68,599	1,227
* Heckmann Corp.	347,962	1,176
* Newpark Resources Inc.	192,229	1,113
* Willbros Group Inc.	187,406	1,072
* Tesco Corp.	86,045	1,034
* TETRA Technologies Inc.	161,576	1,032
* PHI Inc.	41,602	991

	Gulf Island Fabrication Inc.	36,304	908
*	Matrix Service Co.	79,538	826
*	Cal Dive International Inc.	310,168	797
*	Basic Energy Services Inc.	69,803	792
*	RigNet Inc.	43,860	685
*	Dawson Geophysical Co.	26,540	602
*	Global Geophysical Services Inc.	76,440	542

			382,507
Oil, Gas & Consumable Fuels (79.9%)
	Coal & Consumable Fuels (1.5%)
	CONSOL Energy Inc.	319,299	8,966
	Peabody Energy Corp.	376,893	8,804
*	Alpha Natural Resources Inc.	325,239	3,408
	Arch Coal Inc.	327,556	2,077
*	Cloud Peak Energy Inc.	116,170	1,798
*,^ Solazyme Inc.		79,009	866
*	Patriot Coal Corp.	241,284	572
*	Uranium Energy Corp.	239,125	550
*	KiOR Inc.	54,103	490
*	USEC Inc.	558,775	403
*,^ James River Coal Co.		141,679	356

	Integrated Oil & Gas (41.9%)
	Exxon Mobil Corp.	5,332,302	419,279
	Chevron Corp.	2,641,493	259,685
	Occidental Petroleum Corp.	1,080,486	85,650
	Hess Corp.	416,778	18,214
	Murphy Oil Corp.	254,656	11,872

	Oil & Gas Exploration & Production (26.8%)
	ConocoPhillips	1,628,117	84,923
	Apache Corp.	516,488	42,032
	Anadarko Petroleum Corp.	669,856	40,861
	EOG Resources Inc.	361,870	35,934
	Devon Energy Corp.	521,166	31,020
	Marathon Oil Corp.	958,401	23,874
	Noble Energy Inc.	240,343	20,299
	Pioneer Natural Resources Co.	159,270	15,401
	Chesapeake Energy Corp.	903,860	15,275
*	Southwestern Energy Co.	481,692	13,502
	Range Resources Corp.	224,702	12,907
*	Concho Resources Inc.	136,787	12,002
	Cabot Oil & Gas Corp.	296,962	9,663
	EQT Corp.	205,973	9,553
*	Denbury Resources Inc.	553,468	8,368
*	Plains Exploration & Production Co.	202,133	7,234
*	Whiting Petroleum Corp.	167,319	7,230
	QEP Resources Inc.	254,853	6,708
	Cimarex Energy Co.	121,839	6,490
*	Cobalt International Energy Inc.	274,014	6,206
*	Newfield Exploration Co.	194,909	5,839
	SM Energy Co.	93,057	5,033
*	Continental Resources Inc.	66,900	4,874
	Energen Corp.	107,802	4,759
*	WPX Energy Inc.	295,052	4,328
*	Ultra Petroleum Corp.	228,957	4,240

*	SandRidge Energy Inc.	571,239	3,627
	Energy XXI Bermuda Ltd.	108,042	3,355
*	Rosetta Resources Inc.	82,908	3,208
*	Kodiak Oil & Gas Corp.	395,292	3,206
	Berry Petroleum Co. Class A	74,028	2,880
*	Oasis Petroleum Inc.	109,869	2,823
*	Gran Tierra Energy Inc.	471,747	2,382
*	Stone Energy Corp.	77,229	1,820
*	Northern Oil and Gas Inc.	101,086	1,812
	EXCO Resources Inc.	250,559	1,804
*	McMoRan Exploration Co.	173,670	1,690
*	Bill Barrett Corp.	86,249	1,665
*	Forest Oil Corp.	198,687	1,659
*	Carrizo Oil & Gas Inc.	72,184	1,596
*	Petroleum Development Corp.	62,390	1,550
*	GeoResources Inc.	42,262	1,509
*	Comstock Resources Inc.	100,694	1,505
*	Swift Energy Co.	75,600	1,505
*	Gulfport Energy Corp.	79,536	1,470
*	Approach Resources Inc.	51,192	1,435
*	Contango Oil & Gas Co.	26,270	1,380
*	Magnum Hunter Resources Corp.	324,315	1,307
*	Vaalco Energy Inc.	144,904	1,236
	W&T Offshore Inc.	74,262	1,141
*	Energy Partners Ltd.	71,692	1,132
*	Rex Energy Corp.	111,190	1,119
*	Goodrich Petroleum Corp.	73,854	1,091
	Penn Virginia Corp.	186,636	1,049
*	Halcon Resources Corp.	109,306	1,029
*	Quicksilver Resources Inc.	225,535	1,008
*	Laredo Petroleum Holdings Inc.	47,659	1,003
*	Clayton Williams Energy Inc.	17,478	999
*	Resolute Energy Corp.	112,724	986
*	Endeavour International Corp.	97,873	978
*	BPZ Resources Inc.	302,892	936
*	Venoco Inc.	98,078	915
*	Petroquest Energy Inc.	172,481	854
*	FX Energy Inc.	163,372	796
*,^ ATP Oil & Gas Corp.		147,740	780
*	Harvest Natural Resources Inc.	135,190	742
*	Abraxas Petroleum Corp.	265,778	734
*	Triangle Petroleum Corp.	136,103	694
*	Sanchez Energy Corp.	27,979	676
*	Lone Pine Resources Inc.	200,377	633
*	TransAtlantic Petroleum Ltd.	679,916	612
	Apco Oil and Gas International Inc.	24,420	556
*	Bonanza Creek Energy Inc.	31,458	537
*	Warren Resources Inc.	233,740	503
*	Gastar Exploration Ltd.	271,416	489
*,^ Hyperdynamics Corp.		538,972	410
	ZaZa Energy Corp.	112,144	360
*	Oilsands Quest Inc.	3,458,636	155
*	Houston American Energy Corp.	27,324	42

	Oil & Gas Refining & Marketing (4.9%)
*	Phillips 66	850,994	25,555
	Marathon Petroleum Corp.	489,487	17,656

	Valero Energy Corp.		772,207	16,294
	HollyFrontier Corp.		297,404	8,768
	Sunoco Inc.		158,359	7,356
*	Tesoro Corp.		208,019	4,601
	World Fuel Services Corp.		107,838	4,044
	Western Refining Inc.		105,329	2,037
*	CVR Energy Inc.		60,728	1,545
*,^ Clean Energy Fuels Corp.			112,757	1,535
*	Rentech Inc.		640,021	1,203
	Delek US Holdings Inc.		60,115	968
*	Green Plains Renewable Energy Inc.		101,859	722
	Alon USA Energy Inc.		74,772	633
*	Gevo Inc.		76,103	462
*	Amyris Inc.		150,105	407

	Oil & Gas Storage & Transportation (4.8%)
	Spectra Energy Corp.		882,130	25,326
	Williams Cos. Inc.		802,597	24,503
	Kinder Morgan Inc.		577,684	19,751
*	Kinder Morgan Management LLC		127,916	9,086
*	Cheniere Energy Inc.		257,039	3,609
*	SemGroup Corp. Class A		72,847	2,196
	Targa Resources Corp.		46,055	2,042
	Enbridge Energy Management LLC		63,447	1,979
	Crosstex Energy Inc.		101,042	1,365
	Overseas Shipholding Group Inc.		92,915	1,015
*	Kinder Morgan Inc. Warrants Exp. 5/25/2017		28,610	168

				1,515,754
Total Common Stocks (Cost $1,944,656)				1,898,261
		Coupon
Temporary Cash Investment (0.2%)
[1,2] Vanguard Market Liquidity Fund (Cost
	$3,137)	0.148%	3,136,551	3,137
Total Investments (100.2%) (Cost $1,947,793)				1,901,398
Other Assets and Liabilities-Net (-0.2%)[2]				(3,800)
Net Assets (100%)				1,897,598

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $2,959,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $3,137,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Energy Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,898,106	—	155
Temporary Cash Investments	3,137	—	—
Total	1,901,243	—	155

C. At May 31, 2012, the cost of investment securities for tax purposes was $1,947,793,000. Net unrealized depreciation of investment securities for tax purposes was $46,395,000, consisting of unrealized gains of $152,299,000 on securities that had risen in value since their purchase and $198,694,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Financials Index Fund

Schedule of Investments
As of May 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Capital Markets (12.3%)
Goldman Sachs Group Inc.	167,359	16,016
Bank of New York Mellon Corp.	428,800	8,730
BlackRock Inc.	46,992	8,026
State Street Corp.	173,640	7,156
Morgan Stanley	528,224	7,057
Franklin Resources Inc.	53,773	5,742
T. Rowe Price Group Inc.	89,964	5,181
Charles Schwab Corp.	384,493	4,791
Ameriprise Financial Inc.	78,898	3,781
Invesco Ltd.	158,785	3,454
Northern Trust Corp.	77,187	3,333
* Affiliated Managers Group Inc.	18,322	1,888
Raymond James Financial Inc.	41,248	1,410
TD Ameritrade Holding Corp.	78,354	1,345
Ares Capital Corp.	78,096	1,179
Legg Mason Inc.	44,726	1,138
* American Capital Ltd.	119,713	1,109
Eaton Vance Corp.	41,010	998
SEI Investments Co.	50,206	899
Waddell & Reed Financial Inc. Class A	30,508	876
* E*TRADE Financial Corp.	96,551	820
Federated Investors Inc. Class B	33,559	674
Jefferies Group Inc.	47,710	637
LPL Investment Holdings Inc.	19,591	634
* Stifel Financial Corp.	18,232	580
Apollo Investment Corp.	70,203	522
Janus Capital Group Inc.	66,536	486
Prospect Capital Corp.	43,175	465
* Knight Capital Group Inc. Class A	35,276	443
Greenhill & Co. Inc.	9,789	341
* Financial Engines Inc.	13,951	293
Fifth Street Finance Corp.	29,137	277
Solar Capital Ltd.	12,246	267
BlackRock Kelso Capital Corp.	24,501	230
Cohen & Steers Inc.	6,830	221
Evercore Partners Inc. Class A	8,882	220
Main Street Capital Corp.	8,527	198
BGC Partners Inc. Class A	32,557	194
Triangle Capital Corp.	9,402	191
PennantPark Investment Corp.	19,397	189
Walter Investment Management Corp.	9,947	188
Hercules Technology Growth Capital Inc.	17,340	183
KBW Inc.	11,076	180
Duff & Phelps Corp. Class A	11,677	166
* HFF Inc. Class A	11,648	152
* Virtus Investment Partners Inc.	2,126	151
* WisdomTree Investments Inc.	21,951	147
* Piper Jaffray Cos.	6,392	140
* Investment Technology Group Inc.	14,516	138

Epoch Holding Corp.	5,817	134
TICC Capital Corp.	13,229	125
MCG Capital Corp.	27,768	122
* ICG Group Inc.	13,086	114
* Safeguard Scientifics Inc.	7,470	113
MVC Capital Inc.	8,296	104
Capital Southwest Corp.	1,109	97
* INTL. FCStone Inc.	5,056	92
Golub Capital BDC Inc.	6,256	91
Calamos Asset Management Inc. Class A	7,392	80
GFI Group Inc.	26,474	72
GAMCO Investors Inc.	1,710	71
* GSV Capital Corp.	6,557	69
Westwood Holdings Group Inc.	1,915	68
SWS Group Inc.	10,614	61
* Cowen Group Inc. Class A	23,413	60
* Ladenburg Thalmann Financial Services Inc.	39,537	58
Oppenheimer Holdings Inc. Class A	3,566	50
THL Credit Inc.	3,595	46
Artio Global Investors Inc. Class A	11,655	36
* Gleacher & Co. Inc.	28,121	24
Pzena Investment Management Inc. Class A	3,337	14
		95,137
Commercial Banks (20.5%)
Wells Fargo & Co.	1,782,328	57,124
US Bancorp	679,886	21,151
PNC Financial Services Group Inc.	187,817	11,536
BB&T Corp.	248,350	7,505
SunTrust Banks Inc.	191,280	4,384
Fifth Third Bancorp	327,632	4,374
M&T Bank Corp.	40,513	3,294
Regions Financial Corp.	503,071	3,164
KeyCorp	339,344	2,545
* CIT Group Inc.	68,022	2,326
Comerica Inc.	70,289	2,138
Huntington Bancshares Inc.	308,360	2,017
Zions Bancorporation	65,620	1,249
East West Bancorp Inc.	53,270	1,193
Cullen/Frost Bankers Inc.	19,673	1,119
Commerce Bancshares Inc.	26,881	1,041
* First Republic Bank	32,486	1,020
* Signature Bank	16,480	1,012
First Niagara Financial Group Inc.	124,388	1,004
* SVB Financial Group	15,505	925
Hancock Holding Co.	28,681	874
City National Corp.	17,009	845
Associated Banc-Corp	62,090	786
First Horizon National Corp.	90,656	769
Bank of Hawaii Corp.	16,301	755
Valley National Bancorp	66,547	745
Fulton Financial Corp.	71,282	722
Prosperity Bancshares Inc.	15,777	674
TCF Financial Corp.	54,182	639
FirstMerit Corp.	39,125	622
Susquehanna Bancshares Inc.	63,633	613
UMB Financial Corp.	11,551	563
* Popular Inc.	36,584	559

BOK Financial Corp.	9,734	543
Webster Financial Corp.	26,594	539
FNB Corp.	49,696	528
Trustmark Corp.	21,574	527
CapitalSource Inc.	83,129	526
* Texas Capital Bancshares Inc.	13,434	521
Synovus Financial Corp.	267,861	512
Umpqua Holdings Corp.	39,715	510
Iberiabank Corp.	10,411	505
United Bankshares Inc.	17,910	459
Westamerica Bancorporation	10,038	449
Cathay General Bancorp	26,572	441
Wintrust Financial Corp.	12,879	438
National Penn Bancshares Inc.	46,063	410
BancorpSouth Inc.	29,996	405
Old National Bancorp	33,925	393
MB Financial Inc.	18,430	374
Glacier Bancorp Inc.	25,771	370
International Bancshares Corp.	19,145	354
Community Bank System Inc.	13,112	349
CVB Financial Corp.	31,644	345
PrivateBancorp Inc. Class A	23,202	342
First Financial Bancorp	20,818	320
First Citizens BancShares Inc. Class A	1,846	311
Bank of the Ozarks Inc.	10,528	306
First Financial Bankshares Inc.	8,957	287
* BBCN Bancorp Inc.	26,543	286
Park National Corp.	4,380	283
First Midwest Bancorp Inc.	26,686	269
Columbia Banking System Inc.	14,175	257
PacWest Bancorp	10,697	244
NBT Bancorp Inc.	11,923	237
* Investors Bancorp Inc.	15,850	237
* Western Alliance Bancorp	26,670	233
First Commonwealth Financial Corp.	36,950	232
* Citizens Republic Bancorp Inc.	14,159	230
Home BancShares Inc.	8,016	225
Boston Private Financial Holdings Inc.	24,725	223
Chemical Financial Corp.	9,822	200
* Pinnacle Financial Partners Inc.	11,669	199
Independent Bank Corp.	7,223	195
* Sterling Financial Corp.	10,871	195
WesBanco Inc.	8,853	180
S&T Bancorp Inc.	10,110	174
* State Bank Financial Corp.	10,251	173
City Holding Co.	5,324	171
SCBT Financial Corp.	5,007	170
Oriental Financial Group Inc.	15,466	162
Community Trust Bancorp Inc.	4,706	155
Sandy Spring Bancorp Inc.	8,541	152
Lakeland Financial Corp.	5,568	143
Renasant Corp.	9,109	139
Simmons First National Corp. Class A	5,220	124
First Busey Corp.	26,681	124
* West Coast Bancorp	6,565	123
Southside Bancshares Inc.	5,679	119
Washington Trust Bancorp Inc.	5,040	119

Tompkins Financial Corp.	3,242	119
* Wilshire Bancorp Inc.	23,165	116
Cardinal Financial Corp.	9,767	111
TowneBank	8,907	111
1st Source Corp.	5,170	110
Union First Market Bankshares Corp.	7,652	107
SY Bancorp Inc.	4,707	106
* Central Pacific Financial Corp.	8,116	104
Sterling Bancorp	11,215	102
StellarOne Corp.	8,350	101
* Eagle Bancorp Inc.	6,056	97
Hudson Valley Holding Corp.	5,596	93
Arrow Financial Corp.	3,913	93
First Financial Corp.	3,227	91
Univest Corp. of Pennsylvania	5,641	90
Bancfirst Corp.	2,380	90
Camden National Corp.	2,673	86
First Connecticut Bancorp Inc.	6,434	84
Great Southern Bancorp Inc.	3,443	81
Heartland Financial USA Inc.	4,232	80
* United Community Banks Inc.	9,702	80
Lakeland Bancorp Inc.	8,835	79
First Interstate Bancsystem Inc.	5,612	78
CoBiz Financial Inc.	12,399	75
Trico Bancshares	4,870	75
Republic Bancorp Inc.	3,536	75
First Community Bancshares Inc.	5,346	66
* Southwest Bancorp Inc.	6,696	64
* Taylor Capital Group Inc.	4,109	61
* FNB United Corp.	3,825	57
First Bancorp	5,651	52
* Suffolk Bancorp	3,649	43
* Hampton Roads Bankshares Inc. Rights Exp. xx/xx/xxxx	3,745	10
* Hampton Roads Bankshares Inc.	3,698	5
		159,116
Consumer Finance (5.3%)
American Express Co.	373,442	20,849
Capital One Financial Corp.	177,458	9,116
Discover Financial Services	188,616	6,245
SLM Corp.	181,435	2,535
Cash America International Inc.	10,436	464
* Ezcorp Inc. Class A	16,113	380
* First Cash Financial Services Inc.	9,743	365
* World Acceptance Corp.	4,975	340
* Credit Acceptance Corp.	3,676	311
* DFC Global Corp.	14,958	246
Nelnet Inc. Class A	10,093	236
* Green Dot Corp. Class A	7,750	165
* Netspend Holdings Inc.	11,139	83
* First Marblehead Corp.	21,662	25
		41,360
Diversified Financial Services (15.5%)
JPMorgan Chase & Co.	1,351,839	44,813
Bank of America Corp.	3,818,468	28,066
Citigroup Inc.	1,041,903	27,621
CME Group Inc.	22,459	5,785

* IntercontinentalExchange Inc.	25,855	3,166
Moody's Corp.	71,110	2,602
NYSE Euronext	91,843	2,233
Leucadia National Corp.	74,017	1,504
* MSCI Inc. Class A	42,984	1,453
* NASDAQ OMX Group Inc.	46,303	1,013
CBOE Holdings Inc.	32,019	808
MarketAxess Holdings Inc.	12,931	418
* PHH Corp.	20,115	333
Interactive Brokers Group Inc.	16,295	232
* PICO Holdings Inc.	7,301	162
* NewStar Financial Inc.	8,670	97
		120,306
Insurance (21.3%)
* Berkshire Hathaway Inc. Class B	324,184	25,727
MetLife Inc.	301,844	8,817
Travelers Cos. Inc.	139,823	8,738
ACE Ltd.	119,971	8,678
Prudential Financial Inc.	166,483	7,733
Chubb Corp.	96,502	6,955
Aflac Inc.	166,264	6,664
* American International Group Inc.	215,436	6,286
Marsh & McLennan Cos. Inc.	193,432	6,186
Allstate Corp.	177,295	6,017
Aon plc	110,039	5,117
Progressive Corp.	206,729	4,492
Loews Corp.	112,977	4,394
Principal Financial Group Inc.	107,280	2,635
Hartford Financial Services Group Inc.	148,856	2,504
XL Group plc Class A	112,259	2,292
Willis Group Holdings plc	62,050	2,189
Lincoln National Corp.	103,648	2,142
Unum Group	103,318	2,061
Cincinnati Financial Corp.	54,758	1,976
Everest Re Group Ltd.	19,119	1,952
* Arch Capital Group Ltd.	47,767	1,826
Torchmark Corp.	35,611	1,662
PartnerRe Ltd.	23,330	1,653
WR Berkley Corp.	41,532	1,592
* Alleghany Corp.	4,507	1,483
Arthur J Gallagher & Co.	41,797	1,452
* Markel Corp.	3,248	1,424
RenaissanceRe Holdings Ltd.	18,467	1,423
Axis Capital Holdings Ltd.	41,822	1,376
Fidelity National Financial Inc. Class A	70,915	1,336
Reinsurance Group of America Inc. Class A	25,995	1,304
HCC Insurance Holdings Inc.	36,947	1,155
Brown & Brown Inc.	43,538	1,115
Assurant Inc.	31,069	1,037
White Mountains Insurance Group Ltd.	2,009	1,035
American Financial Group Inc.	26,286	1,022
Allied World Assurance Co. Holdings AG	12,917	993
* Genworth Financial Inc. Class A	174,777	916
ProAssurance Corp.	10,346	912
Old Republic International Corp.	86,274	852
Protective Life Corp.	28,982	764
Erie Indemnity Co. Class A	10,238	736

Validus Holdings Ltd.	23,020	722
Aspen Insurance Holdings Ltd.	25,089	709
Assured Guaranty Ltd.	58,684	701
Hanover Insurance Group Inc.	15,998	624
* CNO Financial Group Inc.	87,087	597
Endurance Specialty Holdings Ltd.	15,146	592
First American Financial Corp.	35,616	561
Alterra Capital Holdings Ltd.	25,086	557
StanCorp Financial Group Inc.	15,771	549
Kemper Corp.	18,339	537
* MBIA Inc.	51,704	464
Platinum Underwriters Holdings Ltd.	12,588	457
RLI Corp.	6,760	451
Mercury General Corp.	9,823	428
Primerica Inc.	17,422	419
Montpelier Re Holdings Ltd.	19,458	406
Symetra Financial Corp.	29,704	336
Selective Insurance Group Inc.	19,412	328
* Enstar Group Ltd.	3,540	323
Argo Group International Holdings Ltd.	11,125	311
Amtrust Financial Services Inc.	9,723	280
* Greenlight Capital Re Ltd. Class A	10,892	270
Tower Group Inc.	13,393	263
Horace Mann Educators Corp.	14,042	240
Infinity Property & Casualty Corp.	4,205	226
American Equity Investment Life Holding Co.	19,997	212
* Navigators Group Inc.	4,051	196
American National Insurance Co.	2,872	196
* National Financial Partners Corp.	14,648	195
Employers Holdings Inc.	11,112	188
* AMERISAFE Inc.	6,409	176
Safety Insurance Group Inc.	4,286	172
United Fire Group Inc.	7,871	167
* Hilltop Holdings Inc.	15,444	161
Meadowbrook Insurance Group Inc.	17,697	157
Maiden Holdings Ltd.	19,094	155
Flagstone Reinsurance Holdings SA	16,148	119
* Citizens Inc.	14,020	113
* eHealth Inc.	7,010	112
FBL Financial Group Inc. Class A	4,237	108
National Western Life Insurance Co. Class A	829	105
* Global Indemnity plc	4,903	102
OneBeacon Insurance Group Ltd. Class A	7,350	96
Stewart Information Services Corp.	6,325	87
State Auto Financial Corp.	5,926	81
* Phoenix Cos. Inc.	42,563	69
National Interstate Corp.	2,462	61
Baldwin & Lyons Inc.	2,874	61
Presidential Life Corp.	6,771	60
Kansas City Life Insurance Co.	1,556	49
Donegal Group Inc. Class A	2,840	42
EMC Insurance Group Inc.	1,832	36
Crawford & Co. Class A	5,772	19
Crawford & Co. Class B	4,482	16
		165,285
Real Estate Investment Trusts (23.0%)
Simon Property Group Inc.	105,992	15,636

American Tower Corporation	140,003	9,083
Public Storage	51,773	6,910
Equity Residential	106,966	6,536
Ventas Inc.	102,882	6,052
HCP Inc.	145,850	5,957
Annaly Capital Management Inc.	345,504	5,742
Boston Properties Inc.	52,782	5,433
Prologis Inc.	163,152	5,218
Vornado Realty Trust	59,148	4,845
AvalonBay Communities Inc.	33,838	4,729
Health Care REIT Inc.	74,827	4,151
Host Hotels & Resorts Inc.	251,536	3,838
Weyerhaeuser Co.	191,041	3,804
American Capital Agency Corp.	106,857	3,491
Digital Realty Trust Inc.	38,201	2,703
Macerich Co.	46,904	2,676
Kimco Realty Corp.	144,933	2,602
General Growth Properties Inc.	149,867	2,510
UDR Inc.	93,347	2,418
SL Green Realty Corp.	30,654	2,299
Federal Realty Investment Trust	22,614	2,222
Plum Creek Timber Co. Inc.	57,432	2,096
Essex Property Trust Inc.	12,442	1,872
Rayonier Inc.	43,332	1,862
Camden Property Trust	28,059	1,827
Realty Income Corp.	47,462	1,819
Alexandria Real Estate Equities Inc.	22,101	1,513
Taubman Centers Inc.	20,689	1,510
Liberty Property Trust	41,295	1,432
Regency Centers Corp.	32,027	1,403
BRE Properties Inc.	26,788	1,319
Duke Realty Corp.	92,262	1,277
Apartment Investment & Management Co. Class A	46,465	1,258
Senior Housing Properties Trust	57,881	1,195
American Campus Communities Inc.	26,572	1,167
Kilroy Realty Corp.	24,419	1,121
DDR Corp.	78,838	1,095
Weingarten Realty Investors	40,948	1,047
Hospitality Properties Trust	44,131	1,038
Home Properties Inc.	17,239	1,033
Chimera Investment Corp.	367,393	1,029
Piedmont Office Realty Trust Inc. Class A	61,787	1,020
Douglas Emmett Inc.	47,239	1,011
Tanger Factory Outlet Centers	32,363	1,004
BioMed Realty Trust Inc.	54,827	990
Extra Space Storage Inc.	34,648	983
National Retail Properties Inc.	36,942	979
Mid-America Apartment Communities Inc.	14,477	976
Hatteras Financial Corp.	34,002	971
MFA Financial Inc.	127,008	968
Post Properties Inc.	18,986	919
Equity Lifestyle Properties Inc.	13,831	911
CBL & Associates Properties Inc.	50,207	877
Mack-Cali Realty Corp.	31,090	847
Highwoods Properties Inc.	25,856	834
LaSalle Hotel Properties	29,920	825
Starwood Property Trust Inc.	40,547	813

Omega Healthcare Investors Inc.	36,858	778
Two Harbors Investment Corp.	74,856	774
Invesco Mortgage Capital Inc.	41,127	746
Entertainment Properties Trust	16,682	688
Washington REIT	23,606	664
Colonial Properties Trust	29,576	627
Healthcare Realty Trust Inc.	27,787	608
RLJ Lodging Trust	34,149	602
DiamondRock Hospitality Co.	59,912	596
DuPont Fabros Technology Inc.	22,414	571
Brandywine Realty Trust	50,874	571
Corporate Office Properties Trust	25,680	565
CYS Investments Inc.	39,801	544
CommonWealth REIT	29,922	528
DCT Industrial Trust Inc.	87,858	511
Sovran Self Storage Inc.	10,318	509
EastGroup Properties Inc.	9,658	479
CubeSmart	41,462	469
PS Business Parks Inc.	6,911	455
Glimcher Realty Trust	48,613	447
Capstead Mortgage Corp.	32,231	444
ARMOUR Residential REIT Inc.	61,531	429
* Sunstone Hotel Investors Inc.	42,525	426
Medical Properties Trust Inc.	46,498	418
Potlatch Corp.	14,422	413
Lexington Realty Trust	49,288	410
Equity One Inc.	20,412	405
Pebblebrook Hotel Trust	18,262	401
National Health Investors Inc.	8,292	400
Education Realty Trust Inc.	32,862	362
Sun Communities Inc.	8,722	359
* Strategic Hotels & Resorts Inc.	57,690	359
LTC Properties Inc.	10,843	350
* First Industrial Realty Trust Inc.	29,123	347
Redwood Trust Inc.	28,182	341
Acadia Realty Trust	15,250	341
Hersha Hospitality Trust Class A	63,971	341
Newcastle Investment Corp.	48,968	325
Anworth Mortgage Asset Corp.	47,852	322
Government Properties Income Trust	13,276	284
Alexander's Inc.	725	284
American Capital Mortgage Investment Corp.	11,704	278
PennyMac Mortgage Investment Trust	14,725	272
American Assets Trust Inc.	12,030	272
Franklin Street Properties Corp.	26,717	261
Inland Real Estate Corp.	31,318	257
NorthStar Realty Finance Corp.	47,710	247
Cousins Properties Inc.	33,437	242
Pennsylvania REIT	19,003	241
Associated Estates Realty Corp.	15,188	240
CreXus Investment Corp.	24,456	240
First Potomac Realty Trust	17,933	215
Retail Opportunity Investments Corp.	17,469	210
Investors Real Estate Trust	29,403	209
Chesapeake Lodging Trust	11,023	199
Ashford Hospitality Trust Inc.	23,047	197
Hudson Pacific Properties Inc.	12,211	196

Ramco-Gershenson Properties Trust	16,309	194
Colony Financial Inc.	11,543	194
Sabra Health Care REIT Inc.	13,283	191
* FelCor Lodging Trust Inc.	41,392	172
Coresite Realty Corp.	7,131	170
Universal Health Realty Income Trust	4,298	166
Dynex Capital Inc.	17,823	166
Apollo Residential Mortgage Inc.	8,665	162
Saul Centers Inc.	4,026	162
Getty Realty Corp.	9,599	155
* iStar Financial Inc.	26,201	149
Resource Capital Corp.	26,495	141
Urstadt Biddle Properties Inc. Class A	7,290	130
Campus Crest Communities Inc.	11,153	120
Excel Trust Inc.	10,096	118
Winthrop Realty Trust	10,757	111
Monmouth Real Estate Investment Corp. Class A	10,301	105
Kite Realty Group Trust	21,665	103
Apollo Commercial Real Estate Finance Inc.	6,336	101
Cedar Realty Trust Inc.	20,332	98
Rouse Properties Inc.	7,053	90
CapLease Inc.	22,208	87
Parkway Properties Inc.	8,024	85
Summit Hotel Properties Inc.	9,835	78
		178,213
Real Estate Management & Development (0.7%)
* CBRE Group Inc. Class A	110,910	1,825
Jones Lang LaSalle Inc.	15,502	1,124
* Howard Hughes Corp.	10,133	607
* Forest City Enterprises Inc. Class A	42,700	572
* St. Joe Co.	24,638	393
* Altisource Portfolio Solutions SA	5,763	333
* Forestar Group Inc.	12,402	167
Kennedy-Wilson Holdings Inc.	11,049	144
* Zillow Inc.	3,600	141
* Tejon Ranch Co.	5,245	140
		5,446
Thrifts & Mortgage Finance (1.4%)
New York Community Bancorp Inc.	156,130	1,928
People's United Financial Inc.	128,657	1,496
Hudson City Bancorp Inc.	169,532	1,051
Capitol Federal Financial Inc.	59,847	697
Washington Federal Inc.	38,555	633
* Ocwen Financial Corp.	36,031	578
Northwest Bancshares Inc.	34,644	397
* TFS Financial Corp.	33,207	311
BankUnited Inc.	12,421	293
Astoria Financial Corp.	31,832	286
Provident Financial Services Inc.	19,487	272
Brookline Bancorp Inc.	24,683	217
Oritani Financial Corp.	14,445	198
Berkshire Hills Bancorp Inc.	7,941	173
TrustCo Bank Corp. NY	32,920	171
ViewPoint Financial Group Inc.	11,066	169
* MGIC Investment Corp.	64,695	164
Dime Community Bancshares Inc.	10,755	141

Flushing Financial Corp.		10,816	140
Rockville Financial Inc.		10,506	118
Radian Group Inc.		47,212	117
* Beneficial Mutual Bancorp Inc.		13,222	114
Provident New York Bancorp		12,800	99
WSFS Financial Corp.		2,433	91
Northfield Bancorp Inc.		6,456	89
OceanFirst Financial Corp.		5,388	76
* Walker & Dunlop Inc.		6,018	71
Territorial Bancorp Inc.		3,214	69
United Financial Bancorp Inc.		4,936	68
Westfield Financial Inc.		9,231	65
* Doral Financial Corp.		43,363	62
* Flagstar Bancorp Inc.		80,446	61
Bank Mutual Corp.		16,293	56
			10,471
Total Common Stocks (Cost $975,650)			775,334
	Coupon
Temporary Cash Investments (0.1%)
1 Vanguard Market Liquidity Fund (Cost $466)	0.148%	465,839	466
Total Investments (100.1%) (Cost $976,116)			775,800
Other Assets and Liabilities-Net (-0.1%)			(494)
Net Assets (100%)			775,306

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2012, based on the inputs used to value them:

Financials Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	775,324	10	—
Temporary Cash Investments	466	—	—
Total	775,790	10	—

C. At May 31, 2012, the cost of investment securities for tax purposes was $976,116,000. Net unrealized depreciation of investment securities for tax purposes was $200,316,000, consisting of unrealized gains of $34,813,000 on securities that had risen in value since their purchase and $235,129,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Health Care Index Fund

Schedule of Investments
As of May 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Biotechnology (15.2%)
Amgen Inc.	413,779	28,766
* Gilead Sciences Inc.	396,045	19,782
* Celgene Corp.	229,456	15,660
* Biogen Idec Inc.	118,525	15,497
* Alexion Pharmaceuticals Inc.	97,285	8,811
* Vertex Pharmaceuticals Inc.	110,072	6,609
* Regeneron Pharmaceuticals Inc.	38,401	5,209
* BioMarin Pharmaceutical Inc.	63,908	2,278
* Amylin Pharmaceuticals Inc.	79,842	2,117
* Onyx Pharmaceuticals Inc.	33,349	1,527
* Medivation Inc.	17,922	1,510
* Human Genome Sciences Inc.	103,887	1,415
* Ariad Pharmaceuticals Inc.	83,130	1,377
* Cubist Pharmaceuticals Inc.	32,977	1,323
* Cepheid Inc.	34,141	1,292
* Incyte Corp. Ltd.	60,010	1,279
* United Therapeutics Corp.	25,193	1,115
* Myriad Genetics Inc.	44,242	1,068
* Alkermes plc	64,524	1,008
* Seattle Genetics Inc.	51,072	995
* Pharmacyclics Inc.	28,775	904
* Theravance Inc.	36,016	745
* Arena Pharmaceuticals Inc.	102,207	684
* Dendreon Corp.	80,497	563
* Immunogen Inc.	39,843	558
* Isis Pharmaceuticals Inc.	49,450	489
PDL BioPharma Inc.	72,886	473
* Ironwood Pharmaceuticals Inc. Class A	39,336	469
* Acorda Therapeutics Inc.	20,701	455
* Ardea Biosciences Inc.	13,805	441
* Halozyme Therapeutics Inc.	49,012	374
* InterMune Inc.	34,193	357
* NPS Pharmaceuticals Inc.	44,779	353
* Exelixis Inc.	76,229	353
* Opko Health Inc.	75,660	348
* Spectrum Pharmaceuticals Inc.	29,999	348
* Dynavax Technologies Corp.	86,221	325
* Idenix Pharmaceuticals Inc.	35,745	323
* Momenta Pharmaceuticals Inc.	22,727	313
* Genomic Health Inc.	8,586	290
* Exact Sciences Corp.	29,202	289
* Rigel Pharmaceuticals Inc.	37,169	276
* Alnylam Pharmaceuticals Inc.	23,769	243
* Neurocrine Biosciences Inc.	33,763	226
* AVEO Pharmaceuticals Inc.	17,007	216
* Affymax Inc.	15,294	216
* Protalix BioTherapeutics Inc.	32,935	213
* Emergent Biosolutions Inc.	13,048	188
* Lexicon Pharmaceuticals Inc.	113,034	180

* Arqule Inc.	30,165	179
* ZIOPHARM Oncology Inc.	34,569	178
* Achillion Pharmaceuticals Inc.	23,768	171
Synageva BioPharma Corp.	4,328	169
* Curis Inc.	36,023	169
* Sciclone Pharmaceuticals Inc.	24,399	154
* Threshold Pharmaceuticals Inc.	20,794	152
* Progenics Pharmaceuticals Inc.	16,683	144
* Immunomedics Inc.	37,490	124
* Raptor Pharmaceutical Corp.	23,131	124
* PROLOR Biotech Inc.	24,048	122
* Sangamo Biosciences Inc.	26,021	116
* Ligand Pharmaceuticals Inc. Class B	9,094	114
* Enzon Pharmaceuticals Inc.	17,452	112
* Clovis Oncology Inc.	6,148	109
* AMAG Pharmaceuticals Inc.	7,756	109
* MannKind Corp.	58,107	106
* Dyax Corp.	48,985	91
* Aegerion Pharmaceuticals Inc.	5,979	91
* Geron Corp.	67,853	89
* Cell Therapeutics Inc.	94,046	85
* NewLink Genetics Corp.	6,487	83
* Allos Therapeutics Inc.	41,514	74
* Novavax Inc.	53,458	68
* Targacept Inc.	14,652	61
* Orexigen Therapeutics Inc.	18,105	60
* Trius Therapeutics Inc.	11,358	58
* Osiris Therapeutics Inc.	8,343	53
* Biotime Inc.	12,648	51
* SIGA Technologies Inc.	19,322	45
* Metabolix Inc.	16,706	33
* Codexis Inc.	10,281	32
* Savient Pharmaceuticals Inc.	37,290	27
* BioMimetic Therapeutics Inc.	10,314	26
* Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	8,685	8
		133,237
Health Care Equipment & Supplies (16.2%)
Medtronic Inc.	551,867	20,331
Baxter International Inc.	293,012	14,832
Covidien plc	252,846	13,092
* Intuitive Surgical Inc.	20,558	10,754
Stryker Corp.	159,445	8,203
Becton Dickinson and Co.	109,853	8,034
St. Jude Medical Inc.	166,766	6,407
Zimmer Holdings Inc.	93,050	5,643
* Edwards Lifesciences Corp.	60,158	5,136
* Boston Scientific Corp.	758,881	4,356
CR Bard Inc.	41,709	4,054
* Varian Medical Systems Inc.	59,154	3,470
* CareFusion Corp.	117,402	2,846
DENTSPLY International Inc.	74,010	2,738
* IDEXX Laboratories Inc.	28,707	2,435
* ResMed Inc.	75,374	2,335
* Hologic Inc.	137,350	2,302
Cooper Cos. Inc.	24,667	2,101
* Gen-Probe Inc.	23,624	1,911
Teleflex Inc.	21,244	1,262

* Sirona Dental Systems Inc.	29,112	1,245
* Align Technology Inc.	32,917	1,028
Hill-Rom Holdings Inc.	32,279	949
* Thoratec Corp.	30,501	925
* Haemonetics Corp.	13,012	907
STERIS Corp.	28,592	854
West Pharmaceutical Services Inc.	17,623	842
* Volcano Corp.	27,401	783
* Alere Inc.	39,851	732
* Cyberonics Inc.	14,452	557
* Masimo Corp.	29,013	546
* HeartWare International Inc.	5,955	485
* Insulet Corp.	24,978	460
* Neogen Corp.	11,527	449
* NuVasive Inc.	22,046	436
Analogic Corp.	6,389	421
Meridian Bioscience Inc.	21,577	409
* NxStage Medical Inc.	26,058	396
CONMED Corp.	14,543	390
* DexCom Inc.	35,328	380
* ArthroCare Corp.	14,427	378
* ABIOMED Inc.	18,425	375
* MAKO Surgical Corp.	16,408	373
* Integra LifeSciences Holdings Corp.	10,471	372
* Abaxis Inc.	11,350	372
* Orthofix International NV	9,679	367
* Wright Medical Group Inc.	18,486	366
* Endologix Inc.	25,859	351
* ICU Medical Inc.	6,483	334
* Merit Medical Systems Inc.	20,726	269
* Conceptus Inc.	15,512	261
Cantel Medical Corp.	11,887	260
* OraSure Technologies Inc.	24,766	256
* Greatbatch Inc.	12,272	255
* Quidel Corp.	15,508	244
Invacare Corp.	15,335	228
* Accuray Inc.	33,096	207
* Natus Medical Inc.	15,417	173
Atrion Corp.	845	170
Kensey Nash Corp.	4,285	165
* Staar Surgical Co.	18,850	160
* AngioDynamics Inc.	13,186	159
* Unilife Corp.	36,064	150
* Symmetry Medical Inc.	19,025	147
* Tornier NV	7,077	140
* Antares Pharma Inc.	48,690	132
* SurModics Inc.	8,571	119
* Navidea Biopharmaceuticals Inc.	44,015	119
Young Innovations Inc.	3,128	109
* RTI Biologics Inc.	27,149	97
* Palomar Medical Technologies Inc.	9,584	80
* Exactech Inc.	4,098	67
		142,691
Health Care Providers & Services (18.5%)
UnitedHealth Group Inc.	546,387	30,472
* Express Scripts Holding Co.	417,957	21,813
WellPoint Inc.	175,029	11,795

McKesson Corp.	128,694	11,232
Aetna Inc.	183,203	7,491
Cardinal Health Inc.	180,644	7,475
Cigna Corp.	149,899	6,582
Humana Inc.	85,819	6,556
AmerisourceBergen Corp. Class A	135,084	4,997
Quest Diagnostics Inc.	82,855	4,714
* Laboratory Corp. of America Holdings	50,816	4,232
* DaVita Inc.	49,092	3,989
* Henry Schein Inc.	46,849	3,481
HCA Holdings Inc.	91,146	2,369
Coventry Health Care Inc.	73,831	2,244
* Catalyst Health Solutions Inc.	22,293	1,937
Omnicare Inc.	59,718	1,882
Universal Health Services Inc. Class B	46,629	1,807
* AMERIGROUP Corp.	25,256	1,576
* MEDNAX Inc.	25,580	1,561
Patterson Cos. Inc.	46,352	1,541
* WellCare Health Plans Inc.	22,388	1,264
* HMS Holdings Corp.	44,438	1,191
* Health Net Inc.	43,330	1,110
* Community Health Systems Inc.	47,859	1,053
Lincare Holdings Inc.	45,063	1,033
* Tenet Healthcare Corp.	214,310	1,009
* HealthSouth Corp.	49,756	952
* Centene Corp.	26,254	949
Owens & Minor Inc.	33,210	946
* VCA Antech Inc.	43,049	927
* LifePoint Hospitals Inc.	25,093	924
* Health Management Associates Inc. Class A	132,675	850
* Brookdale Senior Living Inc. Class A	50,633	835
* Magellan Health Services Inc.	14,200	599
* MWI Veterinary Supply Inc.	6,319	587
* PSS World Medical Inc.	27,433	555
Chemed Corp.	9,989	555
* Air Methods Corp.	6,009	548
* Amsurg Corp. Class A	16,451	449
* Molina Healthcare Inc.	15,591	398
* Hanger Orthopedic Group Inc.	16,959	366
* Team Health Holdings Inc.	15,344	349
* IPC The Hospitalist Co. Inc.	8,634	302
* Bio-Reference Labs Inc.	13,102	252
Landauer Inc.	4,958	250
* Accretive Health Inc.	20,553	242
* Kindred Healthcare Inc.	27,147	225
Ensign Group Inc.	8,711	221
* Select Medical Holdings Corp.	23,223	215
* Emeritus Corp.	13,867	211
* Acadia Healthcare Co. Inc.	11,643	208
National Healthcare Corp.	4,772	204
* MModal Inc.	16,014	201
* Sunrise Senior Living Inc.	30,201	182
* ExamWorks Group Inc.	16,089	181
* Universal American Corp.	18,216	179
* Triple-S Management Corp. Class B	10,221	177
* Amedisys Inc.	15,293	168
* Corvel Corp.	3,592	160

* Metropolitan Health Networks Inc.	18,302	159
* PharMerica Corp.	15,374	153
* BioScrip Inc.	22,320	151
Assisted Living Concepts Inc. Class A	10,396	144
* LHC Group Inc.	8,308	139
* Vanguard Health Systems Inc.	15,812	122
* AMN Healthcare Services Inc.	20,161	121
* Healthways Inc.	17,027	112
* Almost Family Inc.	4,458	99
* Gentiva Health Services Inc.	15,285	86
* Cross Country Healthcare Inc.	14,565	66
* Sun Healthcare Group Inc.	13,075	63
* Skilled Healthcare Group Inc.	10,446	58
		162,246
Health Care Technology (1.2%)
* Cerner Corp.	75,334	5,873
* athenahealth Inc.	18,595	1,352
* Allscripts Healthcare Solutions Inc.	94,638	1,024
Quality Systems Inc.	21,529	616
* Medidata Solutions Inc.	12,379	350
Computer Programs & Systems Inc.	5,540	301
* MedAssets Inc.	24,425	277
* Omnicell Inc.	17,278	226
* HealthStream Inc.	9,927	210
* Merge Healthcare Inc.	27,831	65
* Epocrates Inc.	7,912	60
		10,354
Life Sciences Tools & Services (4.4%)
Thermo Fisher Scientific Inc.	191,293	9,657
Agilent Technologies Inc.	181,510	7,380
* Life Technologies Corp.	93,057	3,807
* Waters Corp.	46,491	3,709
* Illumina Inc.	64,064	2,759
* Mettler-Toledo International Inc.	16,456	2,569
PerkinElmer Inc.	58,999	1,569
* Covance Inc.	30,579	1,419
Techne Corp.	18,407	1,249
* Bio-Rad Laboratories Inc. Class A	10,219	1,018
* Charles River Laboratories International Inc.	25,587	854
* PAREXEL International Corp.	30,842	825
* Bruker Corp.	47,750	708
* Luminex Corp.	19,810	439
* Sequenom Inc.	58,502	224
* eResearchTechnology Inc.	25,618	203
* Affymetrix Inc.	34,594	164
* Fluidigm Corp.	8,548	119
* Pacific Biosciences of California Inc.	17,647	42
* Complete Genomics Inc.	7,851	18
* Enzo Biochem Inc.	4,403	8
		38,740
Pharmaceuticals (44.4%)
Johnson & Johnson	1,435,470	89,616
Pfizer Inc.	3,942,021	86,212
Merck & Co. Inc.	1,591,687	59,816
Abbott Laboratories	822,291	50,809
Bristol-Myers Squibb Co.	882,707	29,429

Eli Lilly & Co.	546,208	22,367
Allergan Inc.	159,164	14,365
* Forest Laboratories Inc.	138,767	4,857
* Mylan Inc.	222,896	4,830
Perrigo Co.	46,357	4,816
* Watson Pharmaceuticals Inc.	66,464	4,738
* Hospira Inc.	86,013	2,689
* Endo Health Solutions Inc.	61,137	1,988
* Warner Chilcott plc Class A	91,299	1,722
* Salix Pharmaceuticals Ltd.	30,916	1,602
* Questcor Pharmaceuticals Inc.	33,333	1,380
* Vivus Inc.	51,199	1,269
Medicis Pharmaceutical Corp. Class A	30,715	1,109
* Jazz Pharmaceuticals plc	17,632	762
* ViroPharma Inc.	36,720	740
* Impax Laboratories Inc.	32,897	682
* Par Pharmaceutical Cos. Inc.	19,024	682
* Medicines Co.	28,218	620
* Auxilium Pharmaceuticals Inc.	25,105	479
* Akorn Inc.	34,475	471
* Nektar Therapeutics	59,673	400
* Optimer Pharmaceuticals Inc.	23,143	346
* AVANIR Pharmaceuticals Inc.	58,176	173
* ISTA Pharmaceuticals Inc.	18,420	167
* Depomed Inc.	28,569	147
* Hi-Tech Pharmacal Co. Inc.	5,010	145
* MAP Pharmaceuticals Inc.	12,009	141
* Obagi Medical Products Inc.	9,695	120
* Corcept Therapeutics Inc.	26,467	108
* XenoPort Inc.	16,268	96
* Pozen Inc.	13,300	92
* Cadence Pharmaceuticals Inc.	29,605	81
* Sagent Pharmaceuticals Inc.	5,019	80
* Endocyte Inc.	11,869	76
* Pain Therapeutics Inc.	19,895	75
* Ampio Pharmaceuticals Inc.	8,159	26
* Alimera Sciences Inc.	3,900	11
		390,334
Total Investments (99.9%) (Cost $862,055)		877,602
Other Assets and Liabilities-Net (0.1%)		479
Net Assets (100%)		878,081
* Non-income-producing security.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Health Care Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2012, the fund invests in a single security, valued at $8,000, that is valued based on Level 3 inputs. All of the fund’s other investments were valued based on Level 1 inputs.

C. At May 31, 2012, the cost of investment securities for tax purposes was $862,055,000. Net unrealized appreciation of investment securities for tax purposes was $15,547,000, consisting of unrealized gains of $82,873,000 on securities that had risen in value since their purchase and $67,326,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Industrials Index Fund

Schedule of Investments
As of May 31, 2012

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Aerospace & Defense (20.5%)
	United Technologies Corp.	261,968	19,414
	Boeing Co.	214,652	14,942
	Honeywell International Inc.	223,212	12,424
	Precision Castparts Corp.	43,984	7,311
	Lockheed Martin Corp.	83,734	6,933
	General Dynamics Corp.	91,915	5,883
	Raytheon Co.	103,011	5,184
	Goodrich Corp.	38,132	4,796
	Northrop Grumman Corp.	72,754	4,274
	Rockwell Collins Inc.	42,753	2,153
	L-3 Communications Holdings Inc.	29,970	2,044
	Textron Inc.	84,674	2,001
*	TransDigm Group Inc.	14,572	1,792
*	BE Aerospace Inc.	31,468	1,363
*	Spirit Aerosystems Holdings Inc. Class A	35,979	830
	Triumph Group Inc.	13,387	801
*	Hexcel Corp.	30,094	734
*	Teledyne Technologies Inc.	10,619	633
*	Esterline Technologies Corp.	9,259	598
	Exelis Inc.	55,889	559
*	Huntington Ingalls Industries Inc.	14,779	544
	Alliant Techsystems Inc.	9,981	489
*	Moog Inc. Class A	11,802	449
	Curtiss-Wright Corp.	12,723	387
	HEICO Corp. Class A	9,052	303
	Cubic Corp.	4,914	213
*	Orbital Sciences Corp.	17,633	197
	HEICO Corp.	4,520	188
*	DigitalGlobe Inc.	11,094	179
	Ceradyne Inc.	6,900	174
	AAR Corp.	12,139	146
	American Science & Engineering Inc.	2,662	129
*	Aerovironment Inc.	5,354	119
*	GeoEye Inc.	5,990	115
	National Presto Industries Inc.	1,447	97
*	Taser International Inc.	17,445	94
*	GenCorp Inc.	14,244	87
*	Astronics Corp.	2,619	67
*	KEYW Holding Corp.	4,757	44
*	Ducommun Inc.	3,038	27
			98,717
Air Freight & Logistics (6.6%)
	United Parcel Service Inc. Class B	218,963	16,409
	FedEx Corp.	90,517	8,069
	CH Robinson Worldwide Inc.	49,530	2,886
	Expeditors International of Washington Inc.	64,216	2,456
	UTi Worldwide Inc.	31,131	487
*	Hub Group Inc. Class A	11,229	392

* Atlas Air Worldwide Holdings Inc.	7,965	362
Forward Air Corp.	8,687	276
* XPO Logistics Inc.	4,709	84
* Air Transport Services Group Inc.	16,442	83
* Echo Global Logistics Inc.	4,025	68
* Pacer International Inc.	10,581	60
		31,632
Airlines (2.2%)
* Delta Air Lines Inc.	256,016	3,098
* United Continental Holdings Inc.	100,547	2,531
Southwest Airlines Co.	234,864	2,121
* Alaska Air Group Inc.	21,491	737
* US Airways Group Inc.	49,138	649
* JetBlue Airways Corp.	72,596	380
* Allegiant Travel Co. Class A	4,592	298
* Spirit Airlines Inc.	13,322	274
SkyWest Inc.	15,377	108
* Hawaiian Holdings Inc.	14,305	83
* Republic Airways Holdings Inc.	13,780	75
		10,354
Building Products (1.4%)
Masco Corp.	109,151	1,383
* Owens Corning	34,781	1,073
* Fortune Brands Home & Security Inc.	43,021	973
Lennox International Inc.	13,273	569
AO Smith Corp.	11,940	551
* USG Corp.	22,322	344
Armstrong World Industries Inc.	7,078	330
Simpson Manufacturing Co. Inc.	11,774	327
Universal Forest Products Inc.	5,626	212
Quanex Building Products Corp.	11,344	187
Griffon Corp.	15,672	126
Apogee Enterprises Inc.	8,488	125
* Trex Co. Inc.	3,943	115
AAON Inc.	5,579	105
* Gibraltar Industries Inc.	8,784	90
American Woodmark Corp.	3,044	52
* Ameresco Inc. Class A	4,781	51
		6,613
Commercial Services & Supplies (5.4%)
Waste Management Inc.	132,867	4,310
Republic Services Inc. Class A	95,247	2,511
* Stericycle Inc.	25,666	2,240
Cintas Corp.	35,354	1,305
Iron Mountain Inc.	38,852	1,101
Waste Connections Inc.	35,450	1,097
Avery Dennison Corp.	32,221	938
* Copart Inc.	33,508	908
* Clean Harbors Inc.	14,461	898
Pitney Bowes Inc.	60,494	825
* Corrections Corp. of America	30,236	788
Covanta Holding Corp.	37,491	586
RR Donnelley & Sons Co.	54,047	582
* Tetra Tech Inc.	19,119	478
Rollins Inc.	20,012	425
* Geo Group Inc.	19,019	414

Mine Safety Appliances Co.	9,443	388
Healthcare Services Group Inc.	19,279	377
* Portfolio Recovery Associates Inc.	5,179	358
Deluxe Corp.	15,333	354
ABM Industries Inc.	16,190	348
Herman Miller Inc.	17,648	326
Brink's Co.	14,166	323
HNI Corp.	13,681	316
* ACCO Brands Corp.	34,111	311
United Stationers Inc.	12,163	307
UniFirst Corp.	4,515	258
Interface Inc. Class A	17,860	227
Steelcase Inc. Class A	24,171	212
Knoll Inc.	14,359	191
* KAR Auction Services Inc.	12,296	183
* Sykes Enterprises Inc.	12,038	181
McGrath RentCorp	7,083	179
G&K Services Inc. Class A	5,638	165
* Encore Capital Group Inc.	6,699	162
* Mobile Mini Inc.	11,739	161
* Team Inc.	5,587	149
* InnerWorkings Inc.	10,569	125
Ennis Inc.	7,831	111
Viad Corp.	6,138	109
US Ecology Inc.	5,495	95
Quad/Graphics Inc.	7,431	94
* Standard Parking Corp.	4,823	92
* EnergySolutions Inc.	23,942	84
* Consolidated Graphics Inc.	2,790	81
* Swisher Hygiene Inc.	34,023	68
Multi-Color Corp.	3,640	67
* American Reprographics Co.	11,870	61
Kimball International Inc. Class B	7,820	54
Schawk Inc. Class A	4,621	52
* TMS International Corp. Class A	3,910	43
* EnerNOC Inc.	6,615	42
* Cenveo Inc.	16,918	35
* Metalico Inc.	12,791	32
		26,127
Construction & Engineering (2.3%)
Fluor Corp.	51,186	2,400
* Quanta Services Inc.	62,807	1,418
* Jacobs Engineering Group Inc.	38,907	1,382
KBR Inc.	44,847	1,142
URS Corp.	24,104	872
* Foster Wheeler AG	32,625	584
EMCOR Group Inc.	20,201	552
* AECOM Technology Corp.	31,918	520
* Shaw Group Inc.	19,721	501
* MasTec Inc.	19,228	314
Granite Construction Inc.	11,128	255
* Dycom Industries Inc.	10,139	199
* Aegion Corp. Class A	11,927	188
* Tutor Perini Corp.	10,749	121
* Layne Christensen Co.	5,901	111
Great Lakes Dredge & Dock Corp.	16,745	109
Comfort Systems USA Inc.	11,377	103

	Primoris Services Corp.	8,459	101
*	MYR Group Inc.	6,030	92
*	Michael Baker Corp.	2,711	62
*	Northwest Pipe Co.	2,801	57
*	Orion Marine Group Inc.	8,097	54
*	Furmanite Corp.	11,241	52
*	Pike Electric Corp.	6,314	46
*	Sterling Construction Co. Inc.	4,708	42
			11,277
Electrical Equipment (6.4%)
	Emerson Electric Co.	222,487	10,406
	Cooper Industries plc	47,995	3,384
	Rockwell Automation Inc.	43,116	3,126
	Roper Industries Inc.	29,339	2,970
	AMETEK Inc.	48,596	2,464
	Hubbell Inc. Class B	15,676	1,237
*	Sensata Technologies Holding NV	26,715	820
*	Babcock & Wilcox Co.	32,196	793
	Regal-Beloit Corp.	11,973	722
	Acuity Brands Inc.	12,718	693
*	Polypore International Inc.	14,080	521
*	EnerSys	14,472	477
	Belden Inc.	14,058	439
*	General Cable Corp.	15,068	429
	Brady Corp. Class A	14,749	405
*	GrafTech International Ltd.	37,084	396
*	II-VI Inc.	16,066	304
	Franklin Electric Co. Inc.	6,010	294
	AZZ Inc.	3,779	203
*	Generac Holdings Inc.	8,155	202
	Encore Wire Corp.	5,604	140
*	Powell Industries Inc.	2,799	103
*	Global Power Equipment Group Inc.	4,977	92
*	Capstone Turbine Corp.	83,560	86
*	Thermon Group Holdings Inc.	4,075	83
*	American Superconductor Corp.	14,514	57
	Preformed Line Products Co.	810	45
	Vicor Corp.	6,294	38
*,^ A123 Systems Inc.		35,666	36
			30,965
Industrial Conglomerates (20.1%)
	General Electric Co.	3,205,844	61,200
	3M Co.	199,908	16,874
	Danaher Corp.	177,501	9,225
	Tyco International Ltd.	139,668	7,425
	Carlisle Cos. Inc.	18,710	973
	Raven Industries Inc.	5,243	349
*	Seaboard Corp.	110	218
	Standex International Corp.	3,871	157
			96,421
Machinery (20.3%)
	Caterpillar Inc.	196,186	17,190
	Deere & Co.	116,102	8,576
	Illinois Tool Works Inc.	131,922	7,407
	Cummins Inc.	55,271	5,359
	Eaton Corp.	96,277	4,107

PACCAR Inc.	102,657	3,857
Parker Hannifin Corp.	45,692	3,735
Ingersoll-Rand plc	90,042	3,720
Stanley Black & Decker Inc.	48,772	3,231
Dover Corp.	55,609	3,145
Pall Corp.	34,946	1,945
Joy Global Inc.	32,431	1,812
Flowserve Corp.	16,501	1,696
Donaldson Co. Inc.	42,745	1,529
Xylem Inc.	55,933	1,417
Pentair Inc.	29,924	1,220
Timken Co.	25,156	1,200
* AGCO Corp.	29,393	1,182
Lincoln Electric Holdings Inc.	24,130	1,148
SPX Corp.	15,515	1,114
Snap-on Inc.	17,643	1,068
Wabtec Corp.	14,566	1,058
IDEX Corp.	25,376	1,008
Nordson Corp.	16,652	893
Graco Inc.	18,122	873
Kennametal Inc.	24,149	839
Gardner Denver Inc.	15,341	830
Valmont Industries Inc.	7,218	826
CLARCOR Inc.	15,220	743
Woodward Inc.	18,813	709
Toro Co.	9,103	678
Trinity Industries Inc.	24,244	599
* Middleby Corp.	5,661	579
Robbins & Myers Inc.	12,509	570
* Chart Industries Inc.	8,974	560
ITT Corp.	27,299	560
* Terex Corp.	33,164	551
Crane Co.	14,084	534
* Navistar International Corp.	18,829	526
Actuant Corp. Class A	19,602	513
* Oshkosh Corp.	24,946	511
Harsco Corp.	24,472	492
* Colfax Corp.	16,862	478
Manitowoc Co. Inc.	38,163	397
Mueller Industries Inc.	8,685	369
Barnes Group Inc.	14,016	326
* RBC Bearings Inc.	6,735	312
ESCO Technologies Inc.	8,149	284
Watts Water Technologies Inc. Class A	8,523	282
Titan International Inc.	12,137	272
Briggs & Stratton Corp.	15,010	254
* EnPro Industries Inc.	6,329	244
Kaydon Corp.	9,804	219
Tennant Co.	5,164	218
* Trimas Corp.	10,608	212
Lindsay Corp.	3,803	212
* Blount International Inc.	14,579	199
Mueller Water Products Inc. Class A	46,868	164
NACCO Industries Inc. Class A	1,537	161
* Astec Industries Inc.	5,773	158
Albany International Corp.	8,384	153
CIRCOR International Inc.	4,653	150

* Meritor Inc.	27,650	150
Sun Hydraulics Corp.	6,170	144
* Wabash National Corp.	20,529	143
Cascade Corp.	2,815	141
* Altra Holdings Inc.	8,039	135
Sauer-Danfoss Inc.	3,617	131
Gorman-Rupp Co.	4,449	125
John Bean Technologies Corp.	8,606	120
* Greenbrier Cos. Inc.	7,603	105
* Federal Signal Corp.	18,770	93
Douglas Dynamics Inc.	6,668	85
LB Foster Co. Class A	3,077	85
* Columbus McKinnon Corp.	5,462	84
* Kadant Inc.	3,658	83
* Accuride Corp.	12,109	72
FreightCar America Inc.	3,576	71
Dynamic Materials Corp.	4,057	68
* Commercial Vehicle Group Inc.	7,794	68
* American Railcar Industries Inc.	3,188	67
Alamo Group Inc.	2,164	67
Twin Disc Inc.	2,569	49
* PMFG Inc.	4,817	37
Ampco-Pittsburgh Corp.	2,346	36
* Tecumseh Products Co. Class A	4,070	19
		97,352
Marine (0.3%)
* Kirby Corp.	15,219	803
Alexander & Baldwin Inc.	12,679	647
* Genco Shipping & Trading Ltd.	9,809	31
Baltic Trading Ltd.	4,979	18
* Eagle Bulk Shipping Inc.	4,659	14
		1,513
Professional Services (3.0%)
* Verisk Analytics Inc. Class A	42,413	2,032
Equifax Inc.	36,288	1,639
* IHS Inc. Class A	13,933	1,379
Robert Half International Inc.	40,938	1,163
Towers Watson & Co. Class A	17,734	1,069
* Nielsen Holdings NV	38,205	1,060
Dun & Bradstreet Corp.	14,449	976
Manpower Inc.	24,265	872
* Advisory Board Co.	5,048	489
* Acacia Research Corp.	13,008	452
* FTI Consulting Inc.	12,597	398
Corporate Executive Board Co.	10,089	367
* Huron Consulting Group Inc.	6,830	214
* Korn/Ferry International	14,459	197
* Exponent Inc.	4,052	191
* Navigant Consulting Inc.	15,840	190
* On Assignment Inc.	11,147	186
* TrueBlue Inc.	12,030	180
Insperity Inc.	6,970	175
Resources Connection Inc.	13,436	161
* ICF International Inc.	5,910	133
* Kforce Inc.	9,659	129
* Mistras Group Inc.	5,072	114

Kelly Services Inc. Class A	9,071	106
Heidrick & Struggles International Inc.	5,356	88
* CBIZ Inc.	13,030	74
* RPX Corp.	5,197	69
CDI Corp.	3,952	66
* Dolan Co.	8,697	62
* CRA International Inc.	3,245	61
* Pendrell Corp.	31,247	36
* Hill International Inc.	7,497	23
		14,351
Road & Rail (8.5%)
Union Pacific Corp.	145,450	16,203
CSX Corp.	318,851	6,661
Norfolk Southern Corp.	100,039	6,555
Kansas City Southern	33,288	2,196
JB Hunt Transport Services Inc.	28,353	1,620
* Hertz Global Holdings Inc.	82,130	1,118
Landstar System Inc.	14,150	746
* Dollar Thrifty Automotive Group Inc.	8,521	695
Ryder System Inc.	15,458	668
* Genesee & Wyoming Inc. Class A	12,196	611
Con-way Inc.	16,966	600
* Old Dominion Freight Line Inc.	13,037	568
* Avis Budget Group Inc.	31,854	473
Werner Enterprises Inc.	13,343	325
Knight Transportation Inc.	18,066	303
* Swift Transportation Co.	26,024	276
Heartland Express Inc.	15,677	223
Amerco Inc.	2,356	198
* RailAmerica Inc.	6,119	146
* Saia Inc.	4,826	104
Celadon Group Inc.	6,427	103
Marten Transport Ltd.	4,981	102
Arkansas Best Corp.	7,305	92
* Zipcar Inc.	7,736	83
* Roadrunner Transportation Systems Inc.	4,070	68
* Patriot Transportation Holding Inc.	1,833	38
		40,775
Trading Companies & Distributors (2.9%)
Fastenal Co.	84,938	3,757
WW Grainger Inc.	18,043	3,494
MSC Industrial Direct Co. Inc. Class A	14,171	1,016
* United Rentals Inc.	24,043	831
* WESCO International Inc.	13,160	783
Watsco Inc.	7,725	569
GATX Corp.	13,434	514
* Air Lease Corp.	22,457	470
Applied Industrial Technologies Inc.	11,500	434
* Beacon Roofing Supply Inc.	13,998	348
TAL International Group Inc.	9,223	302
* Interline Brands Inc.	9,631	241
Kaman Corp.	7,157	209
Aircastle Ltd.	18,410	204
* Titan Machinery Inc.	5,350	165
* H&E Equipment Services Inc.	9,031	143
* DXP Enterprises Inc.	2,982	140

* Rush Enterprises Inc. Class A		8,446	140
* CAI International Inc.		3,483	65
SeaCube Container Leasing Ltd.		3,338	61
Houston Wire & Cable Co.		5,094	58
			13,944
Transportation Infrastructure (0.1%)
Macquarie Infrastructure Co. LLC		11,926	396
* Wesco Aircraft Holdings Inc.		6,265	87
			483
Total Common Stocks (Cost $521,067)			480,524
	Coupon
Temporary Cash Investment (0.0%)
[1,2] Vanguard Market Liquidity Fund (Cost $11)	0.148%	11,202	11
Total Investments (100.0%) (Cost $521,078)			480,535
Other Assets and Liabilities-Net (0.0%)[2]			17
Net Assets (100%)			480,552

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $6,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $11,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2012, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At May 31, 2012, the cost of investment securities for tax purposes was $521,078,000. Net unrealized depreciation of investment securities for tax purposes was $40,543,000, consisting of unrealized gains of $30,540,000 on securities that had risen in value since their purchase and $71,083,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Information Technology Index Fund

Schedule of Investments
As of May 31, 2012

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Communications Equipment (9.1%)
	QUALCOMM Inc.	1,446,195	82,881
	Cisco Systems Inc.	4,605,243	75,204
	Motorola Solutions Inc.	231,336	11,123
*	Juniper Networks Inc.	449,710	7,735
*	F5 Networks Inc.	67,657	7,001
	Harris Corp.	97,259	3,869
*	Riverbed Technology Inc.	127,912	2,098
*	JDS Uniphase Corp.	200,227	2,032
*	Polycom Inc.	152,046	1,739
*	Brocade Communications Systems Inc.	372,347	1,731
	ADTRAN Inc.	51,930	1,518
*	ViaSat Inc.	34,791	1,462
*	Aruba Networks Inc.	93,328	1,226
*	Arris Group Inc.	98,367	1,213
*	Comverse Technology Inc.	187,086	1,143
*	Ciena Corp.	84,340	1,143
*	Acme Packet Inc.	49,551	1,134
	Plantronics Inc.	37,110	1,117
*	Finisar Corp.	77,712	1,115
	Tellabs Inc.	294,886	1,079
*	NETGEAR Inc.	32,000	1,005
	InterDigital Inc.	38,607	953
*	EchoStar Corp. Class A	31,595	884
*	Infinera Corp.	91,431	586
	Comtech Telecommunications Corp.	17,175	496
*	Emulex Corp.	73,547	494
	Loral Space & Communications Inc.	8,165	492
*	Harmonic Inc.	98,901	434
*	Sonus Networks Inc.	178,647	434
*	Ixia	36,018	381
*	Procera Networks Inc.	16,452	344
	Black Box Corp.	15,042	337
*	Extreme Networks	69,735	260
*	Sycamore Networks Inc.	18,573	246
*	Anaren Inc.	11,856	229
*	Calix Inc.	26,669	214
*	Oplink Communications Inc.	16,305	209
*	Symmetricom Inc.	35,899	196
*	Digi International Inc.	21,305	193
*	Globecomm Systems Inc.	17,115	181
*	ShoreTel Inc.	32,989	138
*	Aviat Networks Inc.	53,148	138
	Bel Fuse Inc. Class B	7,779	127
*	Oclaro Inc.	42,145	108
*	Mitel Networks Corp.	15,102	60
*,^ Powerwave Technologies Inc.		5,943	5
			216,707

Computers & Peripherals (25.4%)
*	Apple Inc.	797,253	460,597
*	EMC Corp.	1,755,860	41,877
	Hewlett-Packard Co.	1,690,277	38,335
*	Dell Inc.	1,306,090	16,104
*	NetApp Inc.	306,340	9,117
	Seagate Technology plc	345,055	8,085
*	SanDisk Corp.	207,126	6,773
*	Western Digital Corp.	200,777	6,302
*	NCR Corp.	135,287	2,898
	Diebold Inc.	53,216	1,969
	Lexmark International Inc. Class A	60,522	1,514
*	QLogic Corp.	85,768	1,167
*,^ 3D Systems Corp.		36,623	1,113
*	Fusion-io Inc.	42,437	886
*	Stratasys Inc.	18,160	863
*	Synaptics Inc.	27,703	743
*	Electronics for Imaging Inc.	39,244	578
*	Super Micro Computer Inc.	26,099	416
*	Quantum Corp.	200,292	391
*	Cray Inc.	27,248	291
*	Intermec Inc.	40,934	242
*,^ OCZ Technology Group Inc.		53,466	240
*	STEC Inc.	32,894	232
*	Avid Technology Inc.	24,642	176
*	Silicon Graphics International Corp.	27,088	160
*	Intevac Inc.	20,343	154
*	Imation Corp.	25,658	146
*	Novatel Wireless Inc.	26,728	55
			601,424
Electronic Equipment, Instruments & Components (3.9%)
	Corning Inc.	1,301,342	16,904
	TE Connectivity Ltd.	364,658	11,458
	Amphenol Corp. Class A	139,766	7,434
*	Trimble Navigation Ltd.	106,627	5,029
*	Avnet Inc.	123,905	3,778
*	Flextronics International Ltd.	587,032	3,769
*	Arrow Electronics Inc.	95,790	3,248
	Jabil Circuit Inc.	161,148	3,083
	FLIR Systems Inc.	132,877	2,834
*	Ingram Micro Inc.	128,207	2,286
	National Instruments Corp.	82,704	2,154
*	Dolby Laboratories Inc. Class A	43,926	1,884
*	Tech Data Corp.	35,142	1,673
*	FEI Co.	30,713	1,406
	Anixter International Inc.	24,103	1,386
	Molex Inc.	57,181	1,319
*	Vishay Intertechnology Inc.	123,916	1,316
*	Itron Inc.	34,571	1,239
	Molex Inc. Class A	61,757	1,219
*	IPG Photonics Corp.	27,975	1,197
	Cognex Corp.	34,021	1,190
	Littelfuse Inc.	19,575	1,126
*	OSI Systems Inc.	16,107	1,028
*	Universal Display Corp.	35,331	995
*	Coherent Inc.	20,204	892
*	Plexus Corp.	29,758	833

* SYNNEX Corp.	21,886	730
* ScanSource Inc.	23,339	699
* Benchmark Electronics Inc.	48,888	662
* FARO Technologies Inc.	14,187	654
* Insight Enterprises Inc.	37,734	562
* Rogers Corp.	13,808	557
MTS Systems Corp.	13,351	516
* Sanmina-SCI Corp.	68,209	485
* Rofin-Sinar Technologies Inc.	24,335	483
AVX Corp.	43,506	473
Badger Meter Inc.	12,284	444
* RealD Inc.	34,955	418
* TTM Technologies Inc.	45,166	417
* Measurement Specialties Inc.	12,265	401
Park Electrochemical Corp.	16,893	396
* DTS Inc.	14,264	394
* Newport Corp.	32,039	381
* Power-One Inc.	89,290	371
* Mercury Computer Systems Inc.	26,217	311
* Brightpoint Inc.	58,365	284
Electro Scientific Industries Inc.	24,750	273
* Checkpoint Systems Inc.	34,400	269
* GSI Group Inc.	22,226	258
CTS Corp.	26,644	250
Methode Electronics Inc.	30,831	232
* Fabrinet	19,147	223
* Kemet Corp.	38,149	219
Daktronics Inc.	32,611	214
Electro Rent Corp.	14,620	202
* Multi-Fineline Electronix Inc.	8,030	199
* InvenSense Inc.	17,077	170
* Maxwell Technologies Inc.	22,819	158
* Aeroflex Holding Corp.	17,422	113
* Echelon Corp.	26,508	94
* Agilysys Inc.	12,679	92
* Viasystems Group Inc.	4,692	90
Pulse Electronics Corp.	8,524	17
		93,391
Internet Software & Services (10.4%)
* Google Inc. Class A	220,566	128,118
* eBay Inc.	990,624	38,822
* Yahoo! Inc.	986,398	15,033
* Facebook Inc. Class A	380,385	11,271
* Equinix Inc.	39,973	6,520
* VeriSign Inc.	136,374	5,214
* Rackspace Hosting Inc.	92,013	4,552
* Akamai Technologies Inc.	152,474	4,474
* LinkedIn Corp. Class A	36,427	3,501
IAC/InterActiveCorp	65,030	2,921
* AOL Inc.	80,940	2,220
MercadoLibre Inc.	28,338	1,990
* CoStar Group Inc.	21,905	1,619
* Liquidity Services Inc.	19,663	1,256
* ValueClick Inc.	65,192	1,143
* WebMD Health Corp.	43,558	1,003
* DealerTrack Holdings Inc.	35,995	983
j2 Global Inc.	40,191	972

*	VistaPrint NV	26,753	906
*	Monster Worldwide Inc.	103,928	894
	EarthLink Inc.	91,166	736
*	LivePerson Inc.	40,774	704
*,^ OpenTable Inc.		15,462	614
*	Bankrate Inc.	33,826	588
*	LogMeIn Inc.	17,867	573
	NIC Inc.	52,271	568
*	Web.com Group Inc.	33,327	531
*	Ancestry.com Inc.	24,617	530
*	Constant Contact Inc.	25,848	523
*	comScore Inc.	26,161	475
*	Digital River Inc.	31,523	460
*	InfoSpace Inc.	33,616	429
*	Cornerstone OnDemand Inc.	20,639	414
*	Dice Holdings Inc.	41,819	411
*	Internap Network Services Corp.	42,803	305
	United Online Inc.	76,405	302
*	Perficient Inc.	24,317	275
*	Stamps.com Inc.	10,964	269
*	Vocus Inc.	16,447	265
*	SciQuest Inc.	16,169	254
*	Active Network Inc.	16,954	238
*	Move Inc.	28,278	234
*	Angie's List Inc.	18,071	231
*	Demand Media Inc.	24,550	225
*	QuinStreet Inc.	27,051	219
*	XO Group Inc.	23,624	209
	Keynote Systems Inc.	13,617	197
*	Envestnet Inc.	14,983	178
	RealNetworks Inc.	19,442	172
*	Responsys Inc.	16,062	165
*	Limelight Networks Inc.	56,255	153
*	Travelzoo Inc.	6,005	140
*	IntraLinks Holdings Inc.	31,541	126
*	KIT Digital Inc.	34,266	112
*	TechTarget Inc.	13,189	69
	Marchex Inc. Class B	19,260	69
*	Carbonite Inc.	5,711	44
			245,419
IT Services (18.3%)
	International Business Machines Corp.	941,185	181,555
	Visa Inc. Class A	449,153	51,742
	Mastercard Inc. Class A	93,411	37,973
	Accenture plc Class A	553,562	31,608
	Automatic Data Processing Inc.	419,663	21,885
*	Cognizant Technology Solutions Corp. Class A	259,566	15,120
*	Teradata Corp.	143,128	9,515
	Western Union Co.	530,701	8,704
	Paychex Inc.	278,849	8,357
*	Fiserv Inc.	118,624	7,999
	Fidelity National Information Services Inc.	197,872	6,486
*	Alliance Data Systems Corp.	42,824	5,396
	Computer Sciences Corp.	132,754	3,537
*	VeriFone Systems Inc.	91,228	3,294
*	Gartner Inc.	79,813	3,247
	Total System Services Inc.	137,098	3,190

Global Payments Inc.	66,744	2,835
SAIC Inc.	233,348	2,593
Jack Henry & Associates Inc.	70,595	2,330
Broadridge Financial Solutions Inc.	105,605	2,136
* NeuStar Inc. Class A	57,657	1,855
* Wright Express Corp.	31,394	1,760
Lender Processing Services Inc.	72,116	1,664
DST Systems Inc.	28,233	1,443
* Convergys Corp.	98,845	1,379
MAXIMUS Inc.	28,707	1,306
* CoreLogic Inc.	72,621	1,234
* FleetCor Technologies Inc.	31,565	1,196
Sapient Corp.	94,945	1,044
* Cardtronics Inc.	35,830	1,004
Heartland Payment Systems Inc.	33,573	980
* Acxiom Corp.	66,364	934
* CACI International Inc. Class A	21,386	915
Syntel Inc.	14,286	799
* Euronet Worldwide Inc.	38,330	690
* Unisys Corp.	35,308	555
* CSG Systems International Inc.	28,756	474
Booz Allen Hamilton Holding Corp.	27,370	444
Forrester Research Inc.	13,665	441
* iGATE Corp.	26,692	437
* ExlService Holdings Inc.	20,013	434
Mantech International Corp. Class A	19,879	433
* ServiceSource International Inc.	33,072	397
* TNS Inc.	21,175	379
* Global Cash Access Holdings Inc.	52,647	371
* TeleTech Holdings Inc.	21,529	321
* Higher One Holdings Inc.	24,026	305
Cass Information Systems Inc.	7,586	279
* Virtusa Corp.	16,302	239
* CIBER Inc.	59,085	212
* MoneyGram International Inc.	14,254	199
* ModusLink Global Solutions Inc.	36,597	164
* NCI Inc. Class A	7,111	30
		433,819
Office Electronics (0.4%)
Xerox Corp.	1,138,007	8,216
* Zebra Technologies Corp.	44,307	1,483
		9,699
Semiconductors & Semiconductor Equipment (12.7%)
Intel Corp.	4,271,868	110,385
Texas Instruments Inc.	979,226	27,888
Broadcom Corp. Class A	421,052	13,621
Applied Materials Inc.	1,104,728	11,412
Analog Devices Inc.	254,745	9,265
Altera Corp.	275,509	9,205
Xilinx Inc.	224,140	7,166
Avago Technologies Ltd.	198,039	6,555
KLA-Tencor Corp.	142,519	6,532
* NVIDIA Corp.	521,799	6,486
Maxim Integrated Products Inc.	249,361	6,274
Linear Technology Corp.	195,657	5,678
* Marvell Technology Group Ltd.	423,756	5,310

Microchip Technology Inc.	164,173	5,093
* Micron Technology Inc.	844,102	4,929
* Skyworks Solutions Inc.	161,051	4,326
* Lam Research Corp.	102,487	3,823
* LSI Corp.	484,346	3,221
* Advanced Micro Devices Inc.	507,361	3,085
* Atmel Corp.	385,284	2,697
* ON Semiconductor Corp.	386,348	2,604
* Novellus Systems Inc.	60,378	2,526
* Cree Inc.	94,460	2,368
* Teradyne Inc.	159,354	2,303
Cypress Semiconductor Corp.	125,263	1,652
* Cirrus Logic Inc.	54,793	1,574
* Fairchild Semiconductor International Inc. Class A	108,040	1,427
* Semtech Corp.	56,497	1,361
* Cymer Inc.	24,828	1,345
* Microsemi Corp.	74,162	1,310
* PMC - Sierra Inc.	196,390	1,253
* Silicon Laboratories Inc.	34,415	1,188
* Hittite Microwave Corp.	24,074	1,186
MKS Instruments Inc.	44,884	1,174
* Veeco Instruments Inc.	33,031	1,145
Intersil Corp. Class A	107,243	1,131
* International Rectifier Corp.	58,855	1,109
* Cavium Inc.	42,289	1,024
Power Integrations Inc.	24,020	980
* RF Micro Devices Inc.	235,778	889
* Entegris Inc.	115,195	888
* TriQuint Semiconductor Inc.	141,345	736
* OmniVision Technologies Inc.	44,620	722
* Standard Microsystems Corp.	19,313	708
* Integrated Device Technology Inc.	121,826	669
* Ultratech Inc.	21,896	664
* First Solar Inc.	51,722	650
* Kulicke & Soffa Industries Inc.	58,722	618
Cabot Microelectronics Corp.	19,569	613
* Diodes Inc.	30,790	602
Tessera Technologies Inc.	43,768	595
* Volterra Semiconductor Corp.	21,019	584
* Spansion Inc. Class A	51,295	554
* ATMI Inc.	26,752	535
Brooks Automation Inc.	56,319	528
* Monolithic Power Systems Inc.	27,300	513
* Advanced Energy Industries Inc.	36,020	492
* GT Advanced Technologies Inc.	108,319	455
* Lattice Semiconductor Corp.	98,702	451
Micrel Inc.	44,051	431
* Rambus Inc.	85,786	413
* Freescale Semiconductor Ltd.	41,505	382
* Amkor Technology Inc.	79,039	374
* Ceva Inc.	20,108	349
* MEMC Electronic Materials Inc.	194,547	325
* Silicon Image Inc.	69,977	309
* Photronics Inc.	51,102	307
* LTX-Credence Corp.	41,297	293
* Nanometrics Inc.	18,867	293
* Applied Micro Circuits Corp.	51,287	274

* Entropic Communications Inc.	67,512	271
* MIPS Technologies Inc. Class A	40,405	258
* FormFactor Inc.	42,420	254
* Exar Corp.	31,754	249
* Rudolph Technologies Inc.	26,470	228
* IXYS Corp.	20,991	217
Cohu Inc.	20,016	187
* Magnachip Semiconductor Corp.	18,838	179
* Sigma Designs Inc.	28,033	168
* SunPower Corp. Class A	33,073	166
* Kopin Corp.	53,369	164
* Supertex Inc.	8,757	163
* Pericom Semiconductor Corp.	20,668	162
* Rubicon Technology Inc.	15,318	135
* Inphi Corp.	15,961	133
* Alpha & Omega Semiconductor Ltd.	14,367	129
* ANADIGICS Inc.	56,582	112
* STR Holdings Inc.	24,251	93
* MaxLinear Inc.	16,941	76
* Intermolecular Inc.	9,000	58
		301,229
Software (19.8%)
Microsoft Corp.	6,457,228	188,486
Oracle Corp.	3,437,876	91,001
* Salesforce.com Inc.	110,554	15,325
Intuit Inc.	239,780	13,483
* Adobe Systems Inc.	422,017	13,104
* Citrix Systems Inc.	158,844	11,608
* Symantec Corp.	623,225	9,249
* Red Hat Inc.	165,300	8,493
CA Inc.	290,443	7,223
* VMware Inc. Class A	69,447	6,459
* Autodesk Inc.	193,342	6,191
* BMC Software Inc.	140,227	5,934
* ANSYS Inc.	79,604	4,925
Activision Blizzard Inc.	383,772	4,505
* Nuance Communications Inc.	210,714	4,360
* Electronic Arts Inc.	283,198	3,857
FactSet Research Systems Inc.	36,542	3,853
* Ariba Inc.	85,062	3,822
* TIBCO Software Inc.	142,449	3,810
* Informatica Corp.	91,822	3,804
* Synopsys Inc.	123,173	3,640
* MICROS Systems Inc.	68,443	3,611
Solera Holdings Inc.	60,409	2,682
* Concur Technologies Inc.	39,653	2,453
* Cadence Design Systems Inc.	234,604	2,393
* Rovi Corp.	93,905	2,294
* Fortinet Inc.	106,915	2,272
* SolarWinds Inc.	46,496	2,132
* Parametric Technology Corp.	101,780	2,056
* Aspen Technology Inc.	80,112	1,770
* Ultimate Software Group Inc.	21,492	1,726
* CommVault Systems Inc.	35,948	1,685
* Compuware Corp.	186,515	1,679
* QLIK Technologies Inc.	64,980	1,477
* Sourcefire Inc.	24,557	1,355

*	ACI Worldwide Inc.		33,778	1,290
	Fair Isaac Corp.		30,942	1,258
*	Quest Software Inc.		50,134	1,253
*,^ VirnetX Holding Corp.			34,610	1,154
*	Mentor Graphics Corp.		79,484	1,121
*	Progress Software Corp.		52,819	1,015
*	JDA Software Group Inc.		36,355	1,006
	Blackbaud Inc.		38,035	983
*	NetSuite Inc.		20,839	978
*	TiVo Inc.		104,022	888
*	MicroStrategy Inc. Class A		7,213	880
*	Tyler Technologies Inc.		23,141	863
*	Manhattan Associates Inc.		17,474	830
*	Take-Two Interactive Software Inc.		68,914	794
*,^ Zynga Inc. Class A			124,749	781
*	Advent Software Inc.		27,935	729
*	SS&C Technologies Holdings Inc.		29,187	688
*	Websense Inc.		33,112	615
*	Netscout Systems Inc.		30,266	607
*	Verint Systems Inc.		19,972	574
*	Kenexa Corp.		19,627	573
*	Bottomline Technologies Inc.		30,512	546
*	RealPage Inc.		30,562	546
	Ebix Inc.		31,180	543
*	BroadSoft Inc.		18,679	510
*	Tangoe Inc.		23,347	451
	Pegasystems Inc.		14,460	448
*	Synchronoss Technologies Inc.		24,778	444
*	Monotype Imaging Holdings Inc.		30,833	422
*	Accelrys Inc.		47,535	371
	OPNET		13,481	337
*	Interactive Intelligence Group Inc.		13,025	336
	EPIQ Systems Inc.		27,669	305
*	Net 1 UEPS Technologies Inc.		31,994	279
*	Jive Software Inc.		16,002	268
*	Actuate Corp.		39,998	267
*	PROS Holdings Inc.		17,403	262
*	Ellie Mae Inc.		13,836	225
*	Deltek Inc.		20,917	219
*	Seachange International Inc.		24,971	202
*	VASCO Data Security International Inc.		25,382	177
*	Rosetta Stone Inc.		11,156	154
*	Imperva Inc.		4,921	126
*	TeleNav Inc.		15,015	90
*	TeleCommunication Systems Inc. Class A		42,980	64
*,^ THQ Inc.			18,569	12
*	Motricity Inc.		6,260	4
				469,205
Total Common Stocks (Cost $2,088,720)				2,370,893
		Coupon
Temporary Cash Investment (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost
	$1,726)	0.148%	1,726,167	1,726

Total Investments (100.1%) (Cost $2,090,446)	2,372,619
Other Assets and Liabilities-Net (-0.1%)[2]	(2,217)
Net Assets (100%)	2,370,402

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,620,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $1,664,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2012, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At May 31, 2012, the cost of investment securities for tax purposes was $2,090,446,000. Net unrealized appreciation of investment securities for tax purposes was $282,173,000, consisting of unrealized gains of $450,031,000 on securities that had risen in value since their purchase and $167,858,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Materials Index Fund

Schedule of Investments
As of May 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Chemicals (64.1%)
EI du Pont de Nemours & Co.	1,208,510	58,323
Monsanto Co.	693,911	53,570
Dow Chemical Co.	1,536,574	47,726
Praxair Inc.	386,813	41,095
Ecolab Inc.	377,470	23,860
Air Products & Chemicals Inc.	272,999	21,578
PPG Industries Inc.	197,018	20,380
Mosaic Co.	384,440	18,330
LyondellBasell Industries NV Class A	409,055	16,141
Sherwin-Williams Co.	114,841	14,888
CF Industries Holdings Inc.	84,884	14,512
Sigma-Aldrich Corp.	156,510	10,857
FMC Corp.	181,038	9,228
Eastman Chemical Co.	177,527	8,266
Celanese Corp. Class A	203,108	8,086
Airgas Inc.	84,121	7,303
Albemarle Corp.	115,381	7,004
Ashland Inc.	101,547	6,492
International Flavors & Fragrances Inc.	104,757	5,906
Valspar Corp.	115,004	5,544
* WR Grace & Co.	91,025	4,779
RPM International Inc.	169,830	4,477
* Rockwood Holdings Inc.	90,505	4,381
Solutia Inc.	158,199	4,344
Cytec Industries Inc.	56,342	3,406
Huntsman Corp.	262,128	3,355
Cabot Corp.	81,655	3,087
NewMarket Corp.	13,926	2,908
Scotts Miracle-Gro Co. Class A	55,483	2,395
Sensient Technologies Corp.	64,988	2,373
Olin Corp.	103,965	1,993
HB Fuller Co.	63,928	1,943
* Chemtura Corp.	124,828	1,886
Minerals Technologies Inc.	22,947	1,452
PolyOne Corp.	109,448	1,448
* Intrepid Potash Inc.	73,208	1,437
Westlake Chemical Corp.	25,893	1,411
Innophos Holdings Inc.	27,938	1,410
* Georgia Gulf Corp.	44,368	1,320
Balchem Corp.	37,544	1,090
Stepan Co.	11,382	1,029
* Calgon Carbon Corp.	73,325	980
Koppers Holdings Inc.	26,906	945
A Schulman Inc.	38,242	817
* Kraton Performance Polymers Inc.	41,610	795
American Vanguard Corp.	28,575	770
* OM Group Inc.	41,930	764
* Innospec Inc.	27,093	716
Quaker Chemical Corp.	16,804	702

*	LSB Industries Inc.	24,598	684
*	Flotek Industries Inc.	60,749	647
*	TPC Group Inc.	17,304	547
	Kronos Worldwide Inc.	30,104	508
*	Ferro Corp.	106,678	474
*	Omnova Solutions Inc.	56,443	406
	Hawkins Inc.	12,188	402
	Tredegar Corp.	29,309	397
	Zep Inc.	24,114	338
*	Zoltek Cos. Inc.	38,240	319
*	Arabian American Development Co.	23,066	228
*	Spartech Corp.	40,125	151
			462,603
Construction Materials (1.8%)
	Vulcan Materials Co.	167,449	5,802
	Martin Marietta Materials Inc.	59,150	3,991
	Eagle Materials Inc.	55,317	1,776
	Texas Industries Inc.	19,881	636
*	Headwaters Inc.	79,057	364
*	United States Lime & Minerals Inc.	2,837	127
			12,696
Containers & Packaging (6.8%)
	Ball Corp.	192,168	7,681
*	Crown Holdings Inc.	192,799	6,573
	Rock-Tenn Co. Class A	91,357	4,713
	Aptargroup Inc.	85,606	4,338
	Bemis Co. Inc.	133,397	4,050
	Sonoco Products Co.	130,366	4,011
*	Owens-Illinois Inc.	202,372	3,954
	Sealed Air Corp.	236,441	3,700
	Packaging Corp. of America	127,530	3,422
	Silgan Holdings Inc.	67,977	2,841
	Greif Inc. Class A	32,381	1,416
*	Graphic Packaging Holding Co.	177,535	879
	Boise Inc.	124,649	860
	Myers Industries Inc.	34,660	583
			49,021
Metals & Mining (22.3%)
	Freeport-McMoRan Copper & Gold Inc.	1,229,413	39,390
	Newmont Mining Corp.	641,776	30,266
	Nucor Corp.	410,416	14,676
	Alcoa Inc.	1,381,920	11,815
	Cliffs Natural Resources Inc.	184,081	8,795
	Royal Gold Inc.	76,201	5,154
	Reliance Steel & Aluminum Co.	97,130	4,586
	Allegheny Technologies Inc.	131,467	4,223
	United States Steel Corp.	195,729	3,973
	Walter Energy Inc.	80,847	3,917
	Compass Minerals International Inc.	42,631	3,034
*	Allied Nevada Gold Corp.	110,252	2,860
	Steel Dynamics Inc.	269,227	2,838
	Carpenter Technology Corp.	57,749	2,602
*	Coeur d'Alene Mines Corp.	116,223	1,964
	Commercial Metals Co.	134,804	1,575
	Hecla Mining Co.	369,850	1,572
*,^ Molycorp Inc.		70,655	1,390

	Titanium Metals Corp.		114,021	1,309
*	SunCoke Energy Inc.		90,661	1,273
*	Stillwater Mining Co.		149,139	1,266
	Gold Resource Corp.		41,412	1,097
	Worthington Industries Inc.		66,989	1,089
	Kaiser Aluminum Corp.		22,557	1,083
	Globe Specialty Metals Inc.		82,697	969
	AMCOL International Corp.		32,929	925
	AK Steel Holding Corp.		136,174	821
	Haynes International Inc.		15,889	810
	Schnitzer Steel Industries Inc.		29,976	782
*	RTI International Metals Inc.		37,187	781
*	McEwen Mining Inc.		259,125	612
	Materion Corp.		24,910	550
*	Horsehead Holding Corp.		57,111	506
*	Century Aluminum Co.		69,029	489
	Noranda Aluminum Holding Corp.		43,923	338
*,^ Paramount Gold and Silver Corp.			150,890	327
*	AM Castle & Co.		22,408	246
*	Metals USA Holdings Corp.		16,805	244
	Olympic Steel Inc.		11,985	199
*	General Moly Inc.		76,672	190
*	Golden Minerals Co.		41,879	146
*	Midway Gold Corp.		102,731	122
				160,804
Paper & Forest Products (5.0%)
	International Paper Co.		538,128	15,713
	MeadWestvaco Corp.		221,285	6,085
	Domtar Corp.		47,571	3,763
*	Louisiana-Pacific Corp.		177,488	1,672
*	Resolute Forest Products		125,771	1,423
	Buckeye Technologies Inc.		50,965	1,412
	Schweitzer-Mauduit International Inc.		20,609	1,379
*	Clearwater Paper Corp.		29,576	927
	PH Glatfelter Co.		56,795	861
	Deltic Timber Corp.		14,715	818
*	KapStone Paper and Packaging Corp.		50,963	787
	Wausau Paper Corp.		57,311	528
	Neenah Paper Inc.		19,464	507
*	Mercer International Inc.		61,005	395
				36,270
Total Common Stocks (Cost $803,387)				721,394
		Coupon
Temporary Cash Investment (0.0%)
[1,2] Vanguard Market Liquidity Fund (Cost $251)		0.148%	250,802	251
Total Investments (100.0%) (Cost $803,638)				721,645
Other Assets and Liabilities-Net (0.0%)[2]				(246)
Net Assets (100%)				721,399

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $191,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $251,000 of collateral received for securities on loan.

Materials Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2012, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At May 31, 2012, the cost of investment securities for tax purposes was $803,638,000. Net unrealized depreciation of investment securities for tax purposes was $81,993,000, consisting of unrealized gains of $61,460,000 on securities that had risen in value since their purchase and $143,453,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Telecommunication Services Index Fund

Schedule of Investments
As of May 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.3%)
Diversified Telecommunication Services (76.6%)
Alternative Carriers (14.4%)
* Level 3 Communications Inc.	446,836	9,486
* tw telecom inc Class A	349,913	8,114
* AboveNet Inc.	85,465	7,121
* Cogent Communications Group Inc.	317,691	5,636
* Neutral Tandem Inc.	367,188	4,983
Lumos Networks Corp.	455,541	4,669
* Premiere Global Services Inc.	555,977	4,648
* Iridium Communications Inc.	536,864	4,558
* Vonage Holdings Corp.	2,473,743	4,527
* inContact Inc.	813,420	4,254

Integrated Telecommunication Services (62.2%)
AT&T Inc.	2,660,634	90,914
Verizon Communications Inc.	2,162,527	90,048
CenturyLink Inc.	460,374	18,056
Windstream Corp.	1,179,700	11,042
^ Frontier Communications Corp.	2,127,217	7,956
* Cincinnati Bell Inc.	1,338,426	4,738
Consolidated Communications Holdings Inc.	309,980	4,572
Atlantic Tele-Network Inc.	131,445	4,324
* Cbeyond Inc.	729,181	4,317
IDT Corp. Class B	502,363	4,160
^ Alaska Communications Systems Group Inc.	1,883,524	3,729
* General Communication Inc. Class A	513,712	3,257
* Elephant Talk Communications Inc.	1,212,572	2,728

		307,837
Wireless Telecommunication Services (22.7%)
* Crown Castle International Corp.	330,938	18,069
* Sprint Nextel Corp.	4,782,591	12,291
* SBA Communications Corp. Class A	232,874	12,098
Telephone & Data Systems Inc.	334,520	6,640
* NII Holdings Inc.	527,776	6,080
* MetroPCS Communications Inc.	917,304	5,871
* United States Cellular Corp.	119,773	4,478
* Clearwire Corp. Class A	3,652,435	4,420
* Leap Wireless International Inc.	757,605	4,371
Shenandoah Telecommunications Co.	407,793	4,347
NTELOS Holdings Corp.	226,338	4,332
* Boingo Wireless Inc.	444,424	4,258
USA Mobility Inc.	336,200	4,176
		91,431
Total Common Stocks (Cost $442,393)		399,268

	Coupon
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
[1,2] Vanguard Market Liquidity Fund (Cost
$2,987)	0.148%	2,986,998	2,987
Total Investments (100.1%) (Cost $445,380)			402,255
Other Assets and Liabilities-Net (-0.1%)[2]			(340)
Net Assets (100%)			401,915

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $2,307,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $2,442,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2012, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At May 31, 2012, the cost of investment securities for tax purposes was $445,380,000. Net unrealized depreciation of investment securities for tax purposes was $43,125,000, consisting of unrealized gains of $31,729,000 on securities that had risen in value since their purchase and $74,854,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Utilities Index Fund

Schedule of Investments
As of May 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Electric Utilities (52.6%)
Southern Co.	2,194,418	100,746
Exelon Corp.	2,167,618	80,159
Duke Energy Corp.	3,400,848	74,751
NextEra Energy Inc.	1,006,646	65,774
FirstEnergy Corp.	1,064,778	49,821
American Electric Power Co. Inc.	1,230,810	47,398
Progress Energy Inc.	751,583	41,202
PPL Corp.	1,474,673	40,362
Edison International	788,037	35,430
Entergy Corp.	449,727	29,021
Northeast Utilities	797,151	28,705
Pinnacle West Capital Corp.	278,080	13,732
OGE Energy Corp.	249,606	13,289
Pepco Holdings Inc.	579,168	11,039
NV Energy Inc.	600,567	10,390
Westar Energy Inc.	320,930	9,185
ITC Holdings Corp.	130,699	9,012
Great Plains Energy Inc.	346,705	6,906
Hawaiian Electric Industries Inc.	244,757	6,758
Cleco Corp.	154,801	6,322
IDACORP Inc.	127,141	4,995
Portland General Electric Co.	191,984	4,828
UIL Holdings Corp.	128,620	4,349
PNM Resources Inc.	202,528	3,777
UNS Energy Corp.	96,545	3,619
ALLETE Inc.	85,955	3,357
El Paso Electric Co.	96,926	2,975
MGE Energy Inc.	58,714	2,650
Empire District Electric Co.	106,841	2,142
Otter Tail Corp.	82,600	1,745
Central Vermont Public Service Corp.	30,706	1,078
Unitil Corp.	32,213	857
		716,374
Gas Utilities (7.0%)
ONEOK Inc.	251,225	20,849
AGL Resources Inc.	297,961	11,168
Questar Corp.	452,834	9,088
UGI Corp.	285,465	8,187
National Fuel Gas Co.	179,739	7,770
Atmos Energy Corp.	229,660	7,611
Piedmont Natural Gas Co. Inc.	184,088	5,582
WGL Holdings Inc.	131,202	5,110
Southwest Gas Corp.	117,269	4,923
New Jersey Resources Corp.	105,705	4,437
South Jersey Industries Inc.	77,148	3,735
Northwest Natural Gas Co.	68,319	3,167
Laclede Group Inc.	54,237	2,067

Chesapeake Utilities Corp.	24,330	1,028
		94,722
Independent Power Producers & Energy Traders (3.4%)
* AES Corp.	1,657,456	20,039
* Calpine Corp.	796,684	13,384
* NRG Energy Inc.	579,687	8,881
* GenOn Energy Inc.	1,962,212	3,375
Ormat Technologies Inc.	40,362	820
Genie Energy Ltd. Class B	42,755	286
* Dynegy Inc. Class A	39,329	19
		46,804
Multi-Utilities (34.9%)
Dominion Resources Inc.	1,451,542	75,567
PG&E Corp.	1,051,219	45,938
Consolidated Edison Inc.	745,651	45,008
Public Service Enterprise Group Inc.	1,288,385	40,185
Sempra Energy	580,026	37,708
Xcel Energy Inc.	1,239,401	34,728
DTE Energy Co.	431,317	24,512
Wisconsin Energy Corp.	586,816	22,205
CenterPoint Energy Inc.	1,030,532	20,848
Ameren Corp.	616,666	19,924
NiSource Inc.	718,473	18,026
CMS Energy Corp.	655,518	15,274
SCANA Corp.	315,151	14,796
Alliant Energy Corp.	282,491	12,342
Integrys Energy Group Inc.	199,409	10,788
MDU Resources Group Inc.	456,501	10,258
TECO Energy Inc.	521,977	9,082
Vectren Corp.	208,533	6,114
Avista Corp.	149,007	3,786
Black Hills Corp.	105,250	3,387
NorthWestern Corp.	92,212	3,274
CH Energy Group Inc.	36,152	2,373
		476,123
Water Utilities (2.1%)
American Water Works Co. Inc.	447,147	15,297
Aqua America Inc.	353,453	8,165
California Water Service Group	101,101	1,760
American States Water Co.	47,728	1,756
SJW Corp.	33,074	765
Middlesex Water Co.	39,811	725
Connecticut Water Service Inc.	22,396	622
		29,090

Total Investments (100.0%) (Cost $1,296,909)		1,363,113
Other Assets and Liabilities-Net (0.0%)		515
Net Assets (100%)		1,363,628
* Non-income-producing security.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest

Utilities Index Fund

quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2012, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At May 31, 2012, the cost of investment securities for tax purposes was $1,296,909,000. Net unrealized appreciation of investment securities for tax purposes was $66,204,000, consisting of unrealized gains of $150,801,000 on securities that had risen in value since their purchase and $84,597,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WORLD FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 25, 2012

VANGUARD WORLD FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 25, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.